DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.7%
3,596,243	AASET Ltd., Series 2018-1A-B	5.44	% (a)	01/16/2038	2,282,625
32,125,475	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	24,967,180
16,588,896	AASET Ltd., Series 2020-1A-A	3.35	% (a)	01/16/2040	13,965,478
12,950,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	11,463,713
11,550,000	Aligned Data Centers Issuer LLC, Series 2021-1A-B	2.48	% (a)	08/15/2046	9,875,837
3,683,090	Aqua Finance Trust, Series 2017-A-A	3.72	% (a)	11/15/2035	3,654,050
21,446,250	Bojangles Issuer LLC, Series 2020-1A-A2	3.83	% (a)	10/20/2050	20,368,248
5,869,856	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	5,573,293
9,925,000	Cajun Global LLC, Series 2021-1-A2	3.93	% (a)	11/20/2051	9,033,225
14,896,875	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	13,457,904
15,000,000	CANON, Series 2021-0001	3.50	% (d)	11/05/2023	14,850,000
21,724,918	Carbon Level Mitigation Trust, Series 2021-3-CERT	0.00	% (a)	09/08/2051	17,025,644
15,797,020	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	14,552,578
3,223,684	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13	% (a)	06/15/2043	2,895,235
17,096,313	Castlelake Aircraft Structured Trust, Series 2017-1R-A	2.74	% (a)	08/15/2041	15,317,972
16,722,875	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	14,968,034
12,155,250	Coinstar Funding LLC, Series 2017-1A-A2	5.22	% (a)	04/25/2047	11,796,201
3,042,677	Commonbond Student Loan Trust, Series 2016-A-A1	3.32	% (a)	05/25/2040	2,971,104
79,258,670	Consumer Receivables Asset Investment Trust, Series 2021-2-A1X (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.69	% (a)	03/24/2023	79,518,638
6,956,040	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	6,762,822
39,300,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	35,610,382
34,000,000	DataBank Issuer, Series 2021-2A-A2	2.40	% (a)	10/25/2051	30,355,139
3,350,000	DataBank Issuer, Series 2021-2A-B	2.79	% (a)	10/25/2051	2,971,577
41,790,000	DB Master Finance LLC, Series 2021-1A-A23	2.79	% (a)	11/20/2051	34,566,619
6,000,000	Diamond Issuer, Series 2021-1A-B	2.70	% (a)	11/20/2051	5,222,541
19,894,241	Dividend Solar Loans LLC, Series 2019-1-A	3.67	% (a)	08/22/2039	18,596,934
31,322,815	ECAF Ltd., Series 2015-1A-A2	4.95	% (a)	06/15/2040	19,409,527
2,878,500	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	2,723,447
3,222,036	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	3,187,562
11,369,228	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(b)	12/15/2044	10,365,655
27,134,518	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	24,874,769
20,372,056	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	18,491,838
2,744,451	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	2,701,223
7,214,702	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	7,168,842
11,231,733	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46	% (a)	12/15/2038	10,114,973
15,639,369	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	13,766,680
37,525,000	Jack in the Box Funding LLC, Series 2019-1A-A23	4.97	% (a)	08/25/2049	34,944,605
10,497,250	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	10,030,623
21,070,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	20,705,761
9,713,375	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	8,747,953

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,759,562	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	6,154,392
64,056,752	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30	% (a)	01/15/2042	57,542,181
1,714,425	Loanpal Solar Loan Ltd., Series 2021-1GS-B	2.84	% (a)	01/20/2048	1,480,850
13,620,744	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	11,868,517
1,180,999	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B	3.43	% (a)	10/15/2046	1,026,167
37,420,500	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	37,359,767
15,558,427	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82	% (a)	06/22/2043	14,787,280
9,198,552	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	8,884,329
11,556,262	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20	% (a)	02/22/2044	11,143,320
2,000,033	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37	% (a)	12/21/2043	1,917,728
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91	% (a)	12/16/2058	21,734,699
11,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13	% (a)	12/15/2059	10,294,673
12,564,733	Navigator Aircraft Ltd., Series 2021-1-B	3.57	% (a)(b)	11/15/2046	10,717,227
14,652,000	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (a)	04/30/2051	12,783,260
4,083,717	Newtek Small Business Loan Trust, Series 2018-1-A (Prime Rate - 0.55%)	4.20	% (a)	02/25/2044	4,042,767
6,962,995	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	6,944,057
37,320,741	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	34,415,545
17,125,875	Primrose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	16,244,415
32,292,779	Project Silver, Series 2019-1-A	3.97	% (a)	07/15/2044	28,576,074
3,281,168	Prosper Pass-Thru Trust, Series 2019-ST1-A	4.50	% (a)	07/15/2025	3,292,127
38,701,450	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	37,406,027
18,681,558	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	15,140,861
41,813,471	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	38,863,865
8,410,120	Renew, Series 2017-2A-A	3.22	% (a)	09/22/2053	7,920,112
49,389,380	Research-Driven Pagaya Motor Asset Trust, Series 2021-2A-A	2.65	% (a)	03/25/2030	47,042,760
39,518,140	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	34,724,471
16,832,409	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34	% (a)	03/15/2040	11,888,259
17,705,625	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	16,233,100
4,108,000	ServiceMaster Funding LLC, Series 2020-1-A2II	3.34	% (a)	01/30/2051	3,447,783
22,560,943	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	20,337,202
4,213,903	Sierra Timeshare Receivables Funding LLC, Series 2020-2A-B	2.32	% (a)	07/20/2037	4,044,641
2,351,155	Sierra Timeshare Receivables Funding LLC, Series 2020-2A-C	3.51	% (a)	07/20/2037	2,252,919
3,930,766	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	3,688,588
4,716,920	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-D	3.23	% (a)	09/20/2038	4,450,865
6,055,838	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	2.12%		06/15/2039	5,730,649
4,680,001	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	2.10%		12/15/2039	4,456,459
84,238,733	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	82,149,276
500,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(d)(l)	08/15/2030	17,583,014
24,798,756	SoFi Alternative Trust, Series 2021-1-PT2	9.72	% (a)(c)	05/25/2030	24,795,978
89,251,003	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	86,981,260
950,000	SoFi Alternative Trust, Series 2021-3-R1	0.00	% (a)(d)(l)	11/15/2030	39,604,924
50,391,728	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(c)	03/15/2047	46,626,761
40,752,552	SoFi Alternative Trust, Series 2021-A-PT2	1.48	% (a)(c)	03/15/2047	37,538,521
23,667,089	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(c)	02/15/2047	23,508,685

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
30,336,697	SoFi Alternative Trust, Series 2021-B-PT2	1.76	% (a)(c)	02/15/2047	30,109,233
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49	% (a)	11/26/2040	19,511,108
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16	% (a)	11/26/2040	12,687,008
22,800,000	SoFi Professional Loan Program, Series 2018-A-B	3.61	% (a)	02/25/2042	22,025,739
18,000,000	SoFi Professional Loan Program, Series 2018-B-BFX	3.83	% (a)	08/25/2047	17,417,162
28,882,585	Sprite Ltd., Series 2021-1-A	3.75	% (a)	11/15/2046	26,204,476
5,750,000	Stack Infrastructure Issuer LLC, Series 2020-1A-A2	1.89	% (a)	08/25/2045	5,285,115
20,548,059	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	18,960,783
4,968,515	Stonepeak ABS, Series 2021-1A-A	2.68	% (a)	02/28/2033	4,610,926
9,062,150	Stonepeak ABS, Series 2021-1A-B	3.82	% (a)	02/28/2033	8,323,729
40,317,468	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67	% (a)	02/15/2045	34,540,943
13,012,545	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	12,330,569
13,119,419	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75	% (a)	06/20/2046	12,723,731
13,667,411	Sunnova Helios Issuer LLC, Series 2021-C-B	2.33	% (a)	10/20/2048	11,863,861
30,260,529	Sunnova Helios Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	26,033,021
7,512,250	Taco Bell Funding LLC, Series 2021-1A-A23	2.54	% (a)	08/25/2051	6,164,600
5,273,500	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	4,612,081
16,325,000	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	14,830,012
3,469,063	TAL Advantage LLC, Series 2020-1A-B	3.29	% (a)	09/20/2045	3,201,806
10,551,700	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	% (a)	08/21/2045	9,905,827
8,965,263	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	8,129,275
2,920,580	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (a)	09/20/2045	2,688,106
24,266,667	Textainer Marine Containers Ltd., Series 2021-3A-A	1.94	% (a)	08/20/2046	20,997,939
10,368,772	Upgrade Master Credit Pass-Thru Trust, Series 2021-PT1-A	26.05	% (a)(c)	08/15/2027	9,418,453
1,257,931	Upgrade Master Pass-Thru Trust, Series 2019-ST2-A	3.90	% (a)	09/15/2025	1,258,153
13,742,360	Upgrade Master Pass-Thru Trust, Series 2021-PT1-A	14.18	% (a)(c)	04/15/2027	13,511,777
11,175,148	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	12.99	% (a)(c)	07/15/2027	10,893,669
6,178,091	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	9.82	% (a)(c)	08/15/2027	5,987,571
18,950,713	Upgrade Master Pass-Thru Trust, Series 2021-PT5-A	14.99	% (a)(c)	10/15/2027	18,630,257
11,350,855	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	10,911,658
9,280,227	Upstart Pass-Through Trust, Series 2021-ST1-A	2.75	% (a)	02/20/2027	8,974,363
5,737,155	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	5,595,065
10,370,264	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	10,072,603
10,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	9,221,452
7,500,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	6,878,912
32,425,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	28,282,197
56,400,000	Vault DI Issuer LLC, Series 2021-1A-A2	2.80	% (a)	07/15/2046	50,900,408
17,440,115	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	16,656,111
18,361,906	VR Funding LLC, Series 2020-1A-A	2.79	% (a)	11/15/2050	16,703,912
18,891,588	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(c)	09/14/2022	18,374,966
19,215,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08	% (a)	06/15/2049	18,143,109
46,306,291	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	39,009,299
10,447,500	Wingstop Funding LLC, Series 2020-1A-A2	2.84	% (a)	12/05/2050	9,330,159
10,935,116	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	9,569,145

Total Asset Backed Obligations (Cost $2,364,892,611)					2,178,963,075

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Collateralized Loan Obligations - 3.5%
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (3 Month LIBOR USD + 1.50%)	2.74	% (a)	01/28/2031	1,928,649
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (a)	10/15/2031	35,359,724
3,000,000	Apidos Ltd., Series 2013-12A-CR (3 Month LIBOR USD + 1.80%)	2.84	% (a)	04/15/2031	2,810,560
5,000,000	BlueMountain Ltd., Series 2018-2A-B (3 Month LIBOR USD + 1.70%, 1.70% Floor)	3.11	% (a)	08/15/2031	4,795,768
16,500,000	Capital Four Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.45	% (a)	01/18/2035	16,019,253
18,500,000	Carlyle Global Market Strategies Ltd., Series 2022-2A-A2 (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	0.00	% (a)(e)	04/20/2035	17,651,675
10,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.28	% (a)	01/20/2035	9,713,721
11,500,000	CIFC Funding Ltd., Series 2022-3A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	3.24	% (a)(e)	04/21/2035	10,926,651
3,500,000	Dryden Ltd., Series 2017-53A-B (3 Month LIBOR USD + 1.40%)	2.44	% (a)	01/15/2031	3,325,494
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.16	% (a)	07/15/2031	25,034,083
13,000,000	Franklin Park Place LLC, Series 2022-1A-A (Secured Overnight Financing Rate 3 Month + 1.40%, 1.40% Floor)	2.17	% (a)	04/14/2035	12,682,502
58,370,000	Greywolf Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	2.24	% (a)	04/26/2031	57,502,147
1,931,169	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.24	% (a)(d)	04/28/2025	447,066
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	4.79	% (a)	10/22/2025	4,703,678
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	3.26	% (a)	01/20/2033	12,635,474
29,017,234	Harbourview LLC, Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	2.17	% (a)	07/18/2031	28,622,946
10,000,000	Highbridge Loan Management Ltd., Series 7A-2015-BR (3 Month LIBOR USD + 1.18%)	2.59	% (a)	03/15/2027	9,741,780
6,000,000	Jamestown Ltd., Series 2018-11A-A2 (3 Month LIBOR USD + 1.70%)	2.74	% (a)	07/14/2031	5,758,367
56,695,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.33	% (a)	04/25/2030	56,025,410
5,000,000	Jamestown Ltd., Series 2018-6RA-A2A (3 Month LIBOR USD + 1.78%, 1.78% Floor)	2.96	% (a)	04/25/2030	4,848,557
4,500,000	Jamestown Ltd., Series 2019-1A-A2 (3 Month LIBOR USD + 2.15%, 2.15% Floor)	3.21	% (a)	04/20/2032	4,389,420
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (a)	10/15/2031	29,422,223
12,500,000	Marble Point Ltd., Series 2020-2A-A1R (3 Month LIBOR USD + 1.21%, 1.21% Floor)	2.25	% (a)	10/15/2034	12,149,773
55,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.38	% (a)	07/25/2034	53,460,570
50,000,000	Marble Point Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.21%, 1.21% Floor)	2.35	% (a)	01/22/2035	48,520,108
54,500,000	MidOcean Credit, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.21	% (a)	07/20/2031	53,525,184
70,500,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	2.06	% (a)	07/20/2030	69,640,259

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
61,250,000	MKS Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	2.25	% (a)	01/20/2031	60,534,572
65,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	2.31	% (a)	10/20/2030	64,206,375
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	2.19	% (a)	07/15/2031	29,461,518
19,280,834	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	2.68	% (a)	11/15/2030	19,045,930
25,860,959	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	2.14	% (a)	04/19/2031	25,491,973
75,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (a)	07/15/2031	73,769,012
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	2.19	% (a)	07/15/2031	27,554,961
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	2.69	% (a)	07/17/2031	2,392,870
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	2.37	% (a)	10/25/2031	19,630,000
26,500,000	Rockford Tower Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%)	2.58	% (a)	05/20/2031	26,085,684
50,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (a)	04/18/2031	49,279,766
26,500,000	Sound Point Ltd., Series 2015-2A-ARRR (3 Month LIBOR USD + 1.21%, 1.21% Floor)	2.27	% (a)	07/20/2032	25,824,250
18,000,000	Sound Point Ltd., Series 2018-2A-C (3 Month LIBOR USD + 1.95%)	3.16	% (a)	07/26/2031	17,036,654
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.39	% (a)	10/26/2031	27,464,876
25,250,000	Sound Point Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.36	% (a)	10/25/2034	24,492,049
17,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	2.17	% (a)	04/21/2031	16,827,483
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.95	% (a)	06/15/2031	33,464,185
10,000,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	2.84	% (a)	04/15/2032	9,605,808
4,000,000	THL Credit Wind River Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.00%)	3.04	% (a)	10/18/2030	3,832,879
40,000,000	THL Credit Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.18	% (a)	01/15/2031	39,320,000
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	2.25	% (a)	01/18/2035	19,411,148
15,000,000	Unity-Peace Park Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	3.10	% (a)(e)	04/20/2035	14,302,881
75,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.26	% (a)	10/20/2031	73,350,449
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.26	% (a)	10/20/2031	45,244,280

Total Collateralized Loan Obligations (Cost $1,364,211,339)					1,339,270,645

Non-Agency Commercial Mortgage Backed Obligations - 9.7%
850,000	1211 Avenue of the Americas Trust, Series 2015-1211-C	4.28	% (a)(c)	08/10/2035	817,027
7,949,000	20 Times Square Trust, Series 2018-20TS-F	3.20	% (a)(c)	05/15/2035	7,470,411
5,856,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (a)(c)	05/15/2035	5,456,084
3,683,000	280 Park Avenue Mortgage Trust, Series 2017-280P-F (1 Month LIBOR USD + 2.83%, 2.83% Floor)	4.02	% (a)	09/15/2034	3,422,334

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,010,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.01	% (a)	12/18/2037	1,952,661
11,551,000	Alen Mortgage Trust, Series 2021-ACEN-E (1 Month LIBOR USD + 4.00%, 4.00% Floor)	5.32	% (a)	04/15/2034	10,977,502
21,947,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XB	0.60	% (a)(c)(f)	10/15/2054	884,771
2,531,000	Arbor Realty Ltd., Series 2020-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	2.79	% (a)	02/15/2035	2,463,632
6,300,000	Arbor Realty Ltd., Series 2021-FL1-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	2.82	% (a)	12/15/2035	6,148,353
10,446,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.37	% (a)	12/15/2036	9,445,011
10,001,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.27	% (a)	06/15/2035	9,689,213
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	3.62	% (a)	06/15/2035	27,074,957
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	4.72	% (a)	06/15/2035	12,514,005
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.29	% (a)(c)	01/15/2032	31,248,213
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.29	% (a)(c)	01/15/2032	6,423,796
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-B	4.49	% (c)	09/15/2048	3,821,984
47,096,505	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-XA	0.90	% (c)(f)	09/15/2048	944,935
2,121,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-C	5.01	% (c)	07/15/2049	2,029,367
3,554,000	BANK, Series 2017-BNK4-C	4.37	% (c)	05/15/2050	3,247,421
35,174,091	BANK, Series 2017-BNK4-XA	1.49	% (c)(f)	05/15/2050	1,674,364
4,916,000	BANK, Series 2017-BNK5-B	3.90	% (c)	06/15/2060	4,610,226
1,960,000	BANK, Series 2017-BNK5-C	4.35	% (c)	06/15/2060	1,811,768
74,937,254	BANK, Series 2017-BNK5-XA	1.11	% (c)(f)	06/15/2060	2,735,082
147,206,791	BANK, Series 2018-BN10-XA	0.84	% (c)(f)	02/15/2061	4,716,609
91,932,057	BANK, Series 2019-BN16-XA	1.10	% (c)(f)	02/15/2052	4,593,569
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	39,757,586
1,099,000	BANK, Series 2019-BN20-AS	3.24	% (c)	09/15/2062	990,106
5,000,000	BANK, Series 2019-BN21-C	3.52	% (c)	10/17/2052	4,268,154
62,007,000	BANK, Series 2020-BN30-XB	0.83	% (c)(f)	12/15/2053	3,050,893
112,743,000	BANK, Series 2021-BN35-XB	0.70	% (c)(f)	06/15/2064	4,985,642
182,089,330	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.71	% (c)(f)	08/15/2052	14,537,011
74,084,798	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	1.01	% (c)(f)	11/15/2052	3,203,753
6,010,000	BBCMS Mortgage Trust, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.52	% (a)	08/15/2036	5,809,181
6,743,000	BBCMS Mortgage Trust, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.02	% (a)	08/15/2036	6,469,991
23,585,000	BBCMS Mortgage Trust, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	3.82	% (a)	08/15/2036	22,350,846
26,209,000	BBCMS Mortgage Trust, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	4.82	% (a)	08/15/2036	24,607,415
3,066,263	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.32	% (a)	10/15/2037	2,963,436

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
45,454,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.32	% (a)	07/15/2037	44,279,400
21,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	4.87	% (a)	07/15/2037	20,304,341
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	4.56	% (a)	03/15/2037	4,737,017
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.81	% (a)(c)	02/15/2053	9,839,172
12,497,250	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.81	% (a)(c)	02/15/2053	9,664,546
94,103,157	BBCMS Mortgage Trust, Series 2020-C6-XA	1.17	% (c)(f)	02/15/2053	5,546,835
34,040,000	BBCMS Mortgage Trust, Series 2021-C11-XB	1.08	% (c)(f)	09/15/2054	2,432,264
137,179,873	BBCMS Mortgage Trust, Series 2021-C9-XA	1.76	% (c)(f)	02/15/2054	13,784,849
68,467,000	BBCMS Mortgage Trust, Series 2021-C9-XB	1.12	% (c)(f)	02/15/2054	4,767,172
4,125,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	3.27	% (a)	08/15/2036	4,056,682
37,221,001	Benchmark Mortgage Trust, Series 2018-B7-XA	0.59	% (c)(f)	05/15/2053	725,128
29,589,494	Benchmark Mortgage Trust, Series 2018-B8-XA	0.80	% (c)(f)	01/15/2052	885,554
79,975,006	Benchmark Mortgage Trust, Series 2019-B9-XA	1.20	% (c)(f)	03/15/2052	4,227,223
75,261,307	Benchmark Mortgage Trust, Series 2020-B16-XA	1.05	% (c)(f)	02/15/2053	4,031,297
75,378,360	Benchmark Mortgage Trust, Series 2020-B17-XA	1.54	% (c)(f)	03/15/2053	5,181,667
13,462,000	Benchmark Mortgage Trust, Series 2020-B18-AGND	3.74	% (a)	07/15/2053	12,295,792
2,432,000	Benchmark Mortgage Trust, Series 2020-B18-AGNE	3.76	% (a)	07/15/2053	2,129,468
91,272,549	Benchmark Mortgage Trust, Series 2020-B18-XA	1.92	% (c)(f)	07/15/2053	8,078,351
238,736,281	Benchmark Mortgage Trust, Series 2020-B19-XA	1.89	% (c)(f)	09/15/2053	20,822,244
70,959,036	Benchmark Mortgage Trust, Series 2020-B22-XA	1.63	% (c)(f)	01/15/2054	6,827,629
276,099,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	% (c)(f)	09/15/2043	8,079,485
232,984,039	Benchmark Mortgage Trust, Series 2021-B24-XA	1.27	% (c)(f)	03/15/2054	15,706,922
121,972,843	Benchmark Mortgage Trust, Series 2021-B28-XA	1.40	% (c)(f)	08/15/2054	9,747,582
59,609,000	Benchmark Mortgage Trust, Series 2021-B28-XB	1.07	% (c)(f)	08/15/2054	4,219,083
66,420,000	Benchmark Mortgage Trust, Series 2021-B29-XB	0.81	% (c)(f)	09/15/2054	3,488,060
365,453,370	Benchmark Mortgage Trust, Series 2021-B30-XA	0.93	% (c)(f)	11/15/2054	20,826,895
30,009,000	BF Mortgage Trust, Series 2019-NYT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (a)	12/15/2035	27,564,554
672,000	BFLD, Series 2019-DPLO-B (1 Month LIBOR USD + 1.34%, 1.34% Floor)	2.66	% (a)	10/15/2034	655,965
54,537,000	BHMS Mortgage Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.57	% (a)	07/15/2035	52,533,267
27,680,000	Braemar Hotels and Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	2.14	% (a)	06/15/2035	26,843,978
648,835	BSPRT Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.47	% (a)	05/15/2029	649,420
9,834,000	BSPRT Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.42	% (a)	03/15/2036	9,594,896
42,891,024	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (a)	07/15/2034	42,140,114
22,025,811	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	2.41	% (a)	09/15/2037	21,129,092
4,545,800	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	3.30	% (a)	09/15/2037	4,262,445
5,160,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.22	% (a)	04/15/2034	4,802,304

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,600,959	BX Trust, Series 2019-MMP-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	2.92	% (a)	08/15/2036	8,205,036
173,184,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(c)	12/09/2041	140,051,372
326,679,000	BX Trust, Series 2019-OC11-XB	0.32	% (a)(c)(f)	12/09/2041	4,519,212
77,279,000	BX Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	5.33	% (a)	10/15/2036	70,602,257
17,731,000	BX Trust, Series 2021-BXMF-G (1 Month LIBOR USD + 3.35%, 3.35% Floor)	4.67	% (a)	10/15/2026	16,418,273
20,212,883	BX Trust, Series 2021-SOAR-J (1 Month LIBOR USD + 3.75%, 3.75% Floor)	5.08	% (a)	06/15/2038	18,633,984
3,450,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	5.25	% (a)	06/15/2036	3,208,747
56,748,000	BX Trust, Series 2021-VOLT-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (a)	09/15/2036	53,046,424
24,745,000	BX Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	3.72	% (a)	09/15/2036	23,109,313
4,686,913	BX Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.17	% (a)	10/15/2038	4,412,695
64,482,368	California Housing Finance, Series 2021-2X	0.84	% (c)	03/25/2035	3,823,804
84,657,148	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.39	% (c)(f)	05/10/2050	3,338,057
5,723,000	CD Commercial Mortgage Trust, Series 2017-CD6-B	3.91	% (c)	11/13/2050	5,331,444
5,175,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.41	% (c)	11/13/2050	4,734,088
46,581,213	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.06	% (c)(f)	11/13/2050	1,384,701
4,517,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-AM	3.69%		05/10/2058	4,327,246
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	5.01	% (c)	05/10/2058	6,749,452
78,305,647	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.79	% (c)(f)	05/10/2058	3,683,043
5,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.33	% (c)	11/10/2049	4,490,008
35,483,744	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.65	% (c)(f)	06/15/2050	1,983,793
5,275,000	CHCP Ltd., Series 2021-FL1-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	3.10	% (a)	02/15/2038	5,094,236
43,412,339	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.47	% (a)(c)(f)	09/10/2045	1,411
135,082,980	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.28	% (c)(f)	03/10/2047	1,858,066
68,961,538	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.31	% (c)(f)	05/10/2047	1,170,395
162,690,539	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.10	% (c)(f)	10/10/2047	2,785,181
9,978,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.57	% (c)	02/10/2048	9,443,035
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(c)	02/10/2048	3,305,759
177,165,421	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.47	% (c)(f)	02/10/2048	4,786,053
4,404,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29-C	4.28	% (c)	04/10/2048	4,170,516
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.73	% (c)	09/10/2058	13,068,878
160,374,783	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.03	% (c)(f)	09/10/2058	3,697,809
97,947,141	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.99	% (c)(f)	05/10/2049	5,494,609
197,639,742	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.37	% (c)(f)	02/10/2049	6,690,046
36,042,192	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.84	% (c)(f)	04/10/2049	1,764,730
92,970,924	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	% (c)(f)	04/15/2049	4,298,408
53,799,994	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	% (c)(f)	07/10/2049	3,121,460
86,864,842	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.53	% (c)(f)	10/10/2049	3,984,516
225,215,273	Citigroup Commercial Mortgage Trust, Series 2017-B1-XA	0.89	% (c)(f)	08/15/2050	7,107,772
40,075,335	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.28	% (c)(f)	04/14/2050	1,692,770

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,625,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-D	3.42	% (a)(c)	11/10/2042	2,830,012
7,800,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-E	3.42	% (a)(c)	11/10/2042	5,779,496
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.62	% (a)(c)	12/10/2041	18,672,665
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62	% (a)(c)	12/10/2041	3,135,126
2,853,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-B	3.15	% (c)	02/15/2053	2,452,629
38,374,474	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	2.87	% (a)	08/20/2035	37,783,200
32,731,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	3.17	% (a)	08/20/2035	31,722,231
29,797,989	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	3.52	% (a)	08/20/2035	29,555,433
1,891,273	Commercial Mortgage Pass-Through Trust, Series 2012-CR2-XA	1.54	% (c)(f)	08/15/2045	56
80,282,198	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	1.98	% (c)(f)	10/15/2045	18,256
104,518,848	Commercial Mortgage Pass-Through Trust, Series 2013-CR10-XA	0.87	% (c)(f)	08/10/2046	565,426
174,039,941	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.27	% (c)(f)	10/10/2046	1,820,701
843,000	Commercial Mortgage Pass-Through Trust, Series 2013-CR13-C	5.04	% (c)	11/10/2046	825,865
4,345,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-C	5.08	% (c)	04/10/2047	4,218,033
7,635,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.85	% (c)	08/10/2047	7,375,799
25,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR20-C	4.64	% (c)	11/10/2047	24,527,111
91,313,976	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XA	1.22	% (c)(f)	06/10/2047	1,393,680
833,000	Commercial Mortgage Pass-Through Trust, Series 2015-3BP-F	3.35	% (a)(c)	02/10/2035	756,235
905,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-C	4.21	% (c)	03/10/2048	857,337
151,712,581	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.96	% (c)(f)	03/10/2048	2,825,146
5,360,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-C	4.43	% (c)	05/10/2048	5,080,032
77,497,511	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	1.06	% (c)(f)	10/10/2048	1,796,113
17,822,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	% (c)	02/10/2048	16,678,760
275,606,982	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.13	% (c)(f)	02/10/2048	5,474,133
26,083,000	Commercial Mortgage Pass-Through Trust, Series 2016-CR28-C	4.77	% (c)	02/10/2049	24,857,715
1,403,000	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-C	4.82	% (c)	02/10/2049	1,325,652
5,524,000	Commercial Mortgage Pass-Through Trust, Series 2017-PANW-E	4.13	% (a)(c)	10/10/2029	5,105,916
5,248,500	Commercial Mortgage Pass-Through Trust, Series 2018-COR3-C	4.71	% (c)	05/10/2051	4,813,476
18,570,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.32	% (a)	09/15/2033	17,673,353
1,425,600	CORE Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.22	% (a)	12/15/2031	1,329,693
16,723,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.47	% (a)	05/15/2036	16,079,203
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.40	% (c)	04/15/2050	4,083,386
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85	% (c)	06/15/2057	12,888,702
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.26	% (c)	08/15/2048	8,615,798
6,990,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.71	% (c)	11/15/2048	6,620,664
281,282,635	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.96	% (c)(f)	11/15/2048	6,210,524
9,425,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.80	% (c)	11/15/2048	8,993,770
36,757,506	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.03	% (c)(f)	01/15/2049	2,034,811
11,020,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.48	% (c)	11/15/2049	10,409,621
134,603,440	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.25	% (c)(f)	06/15/2050	5,431,330
4,399,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-B	3.89	% (c)	11/15/2050	3,938,069

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.24	% (c)	11/15/2050	4,798,830
80,989,009	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.83	% (c)(f)	11/15/2050	2,367,722
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.09	% (c)	11/15/2051	1,515,601
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	14,502,474
26,299,046	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.50	% (c)(f)	09/15/2052	1,804,049
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	7,082,148
248,203,285	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.20	% (c)(f)	12/15/2052	12,834,369
197,849,240	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.23	% (c)(f)	03/15/2053	12,751,621
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.15	% (c)(f)	03/15/2053	541,596
147,561,481	CSMC Trust, Series 2014-USA-X1	0.69	% (a)(c)(f)	09/15/2037	2,097,985
3,799,000	CSMC Trust, Series 2017-CALI-E	3.90	% (a)(c)	11/10/2032	3,528,503
6,050,000	CSMC Trust, Series 2017-CALI-F	3.90	% (a)(c)	11/10/2032	5,484,717
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.22	% (a)	07/15/2032	11,418,277
18,903,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	4.62	% (a)	07/15/2032	17,769,544
3,818,000	CSMC Trust, Series 2017-MOON-D	3.30	% (a)(c)	07/10/2034	3,813,122
4,673,000	CSMC Trust, Series 2017-MOON-E	3.30	% (a)(c)	07/10/2034	4,665,722
4,847,000	CSMC Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	4,334,359
34,600,000	CSMC Trust, Series 2020-LOTS-A (1 Month LIBOR USD + 3.97%, 4.73% Floor)	5.30	% (a)	07/15/2022	34,541,972
32,434,639	CSMC Trust, Series 2020-NET-A	2.26	% (a)	08/15/2037	29,954,346
3,894,000	CSMC Trust, Series 2020-NET-B	2.82	% (a)	08/15/2037	3,587,185
142,496,039	CSMC Trust, Series 2020-NET-X	1.38	% (a)(c)(f)	08/15/2037	4,830,202
3,461,045	CSWF Trust, Series 2018-TOP-F (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.07	% (a)	08/15/2035	3,416,738
3,928,800	CSWF Trust, Series 2018-TOP-G (1 Month LIBOR USD + 3.25%, 3.25% Floor)	4.57	% (a)	08/15/2035	3,850,661
5,903,500	CSWF Trust, Series 2021-B33-A1	3.05	% (a)	10/10/2043	5,316,551
23,397,500	CSWF Trust, Series 2021-B33-A2	3.17	% (a)	10/10/2043	20,330,116
4,887,333	CSWF Trust, Series 2021-B33-B	3.77	% (a)(c)	10/10/2043	4,144,956
109,000,000	CSWF Trust, Series 2021-B33-X	0.62	% (a)(c)(f)	10/10/2043	3,884,400
7,447,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.50%, 1.35% Floor)	2.82	% (a)	06/15/2033	7,015,413
5,161,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (c)	05/10/2049	4,947,524
105,864,489	DBJPM Mortgage Trust, Series 2016-C1-XA	1.53	% (c)(f)	05/10/2049	4,202,492
59,824,850	DBJPM Mortgage Trust, Series 2020-C9-XA	1.83	% (c)(f)	09/15/2053	4,699,601
5,750,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(c)	05/10/2041	4,476,124
11,475,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(c)	05/10/2041	8,641,299
6,520,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (a)(c)	12/10/2036	5,848,383
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	3.82	% (a)	08/25/2024	1,477,554
4,215,807	FREMF Mortgage Trust, Series 2017-KF36-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	3.77	% (a)	08/25/2024	4,208,754
1,813,075	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.71	% (a)	12/16/2036	1,809,681
265,347	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	2.93	% (a)	02/22/2036	264,778

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
68,881,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	4.06	% (a)	12/15/2036	64,260,786
75,048,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.46	% (a)	12/15/2036	68,954,500
25,725,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	2.92	% (a)	09/15/2037	25,074,080
14,873,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.32	% (a)	09/15/2037	14,646,172
6,083,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	2.97	% (a)	07/15/2039	5,769,567
19,956,943	GS Mortgage Securities Corporation Trust, Series 2013-GC10-XA	1.61	% (c)(f)	02/10/2046	91,349
3,443,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSA	5.07	% (a)(c)	03/10/2033	3,363,175
6,834,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSB	5.07	% (a)(c)	03/10/2033	6,541,215
9,287,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSC	5.07	% (a)(c)	03/10/2033	8,637,273
8,990,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	% (a)(c)	03/10/2033	8,113,136
11,236,750	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	% (a)(c)	03/10/2033	9,932,900
16,399,000	GS Mortgage Securities Corporation Trust, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.32	% (a)	11/15/2032	15,931,109
15,571,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.22	% (a)	07/15/2031	15,283,590
3,897,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	2.92	% (a)	07/15/2031	3,702,628
11,950,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	3.42	% (a)	07/15/2031	11,366,790
11,242,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.12	% (a)	07/15/2031	10,680,713
4,648,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	5.25	% (a)	07/15/2031	4,160,859
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.35	% (a)(c)	02/10/2037	6,889,905
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.35	% (a)(c)	02/10/2037	5,854,360
56,900,000	GS Mortgage Securities Corporation Trust, Series 2021-1HTL-A (1 Month LIBOR USD + 3.48%, 3.48% Floor)	4.67	% (a)	10/15/2023	56,435,070
3,280,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (1 Month LIBOR USD + 3.35%, 3.35% Floor)	4.67	% (a)	11/15/2036	3,119,649
16,787,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (a)	11/15/2036	15,902,943
726,794	GS Mortgage Securities Trust, Series 2011-GC3-X	0.00	% (a)(c)(f)	03/10/2044	7
14,645,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.45	% (c)	02/10/2048	13,954,528
200,312,280	GS Mortgage Securities Trust, Series 2015-GC28-XA	1.12	% (c)(f)	02/10/2048	4,007,247
213,306,795	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.88	% (c)(f)	07/10/2048	3,902,149
154,216,374	GS Mortgage Securities Trust, Series 2015-GC34-XA	1.37	% (c)(f)	10/10/2048	4,904,590
65,218,512	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.91	% (c)(f)	11/10/2048	1,434,051
40,828,766	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.90	% (c)(f)	05/10/2049	2,142,845
262,446,119	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.32	% (c)(f)	10/10/2049	10,390,872
48,919,714	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.69	% (c)(f)	11/10/2049	996,734
184,919,846	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.25	% (c)(f)	08/10/2050	7,403,636

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.49	% (c)(f)	08/10/2050	1,474,450
9,368,000	GS Mortgage Securities Trust, Series 2018-GS9-C	4.50	% (c)	03/10/2051	8,688,284
201,928,708	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.57	% (c)(f)	03/10/2051	3,969,010
60,556,410	GS Mortgage Securities Trust, Series 2019-GC38-XA	1.12	% (c)(f)	02/10/2052	2,902,214
17,045,902	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.29	% (c)(f)	05/10/2052	889,702
20,564,000	GS Mortgage Securities Trust, Series 2019-GC40-DBD	3.67	% (a)(c)	07/10/2052	18,925,000
15,570,000	GS Mortgage Securities Trust, Series 2019-GC40-DBE	3.67	% (a)(c)	07/10/2052	14,096,055
181,588,842	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.79	% (c)(f)	02/13/2053	6,631,370
56,049,042	GS Mortgage Securities Trust, Series 2020-GSA2-XA	1.84	% (a)(c)(f)	12/12/2053	5,728,901
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83	% (a)	11/05/2035	5,552,225
32,046,305	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (a)	11/15/2036	29,564,447
5,984,625	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18-X	1.06	% (c)(f)	06/12/2047	136
869,385	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20-X1	0.00	% (a)(c)(f)	02/12/2051	1
27,664	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-C	5.60	% (a)(c)	07/15/2046	27,577
65,184,922	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8-XA	1.91	% (c)(f)	10/15/2045	2,542
9,535,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	% (c)	07/15/2047	9,322,472
52,176,612	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.05	% (c)(f)	01/15/2049	1,401,490
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.45%, 1.34% Floor)	2.77	% (a)	02/15/2035	867,820
11,745,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88	% (a)(c)	01/05/2031	11,553,347
9,343,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-MINN-E (1 Month LIBOR USD + 2.75%, 3.50% Floor)	4.07	% (a)	11/15/2035	8,214,339
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(c)	07/05/2033	5,664,341
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(c)	07/05/2033	5,893,249
7,366,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.82	% (a)(c)	01/10/2037	6,811,377
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	37,134,796
1,900,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC-E (1 Month LIBOR USD + 2.45%, 2.45% Floor)	3.77	% (a)	04/15/2038	1,763,667
68,895,361	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.92	% (c)(f)	02/15/2047	629,759
4,787,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.80	% (c)	08/15/2047	4,518,939
161,984,975	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.97	% (c)(f)	11/15/2047	2,560,011
168,325,076	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.09	% (c)(f)	01/15/2048	3,037,241
13,992,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.44	% (c)	02/15/2048	13,098,947
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(c)	02/15/2048	8,672,423
10,663,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.28	% (c)	10/15/2048	9,997,840

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
32,033,146	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.09	% (c)(f)	10/15/2048	588,712
31,488,520	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.72	% (c)(f)	05/15/2048	423,722
126,846,827	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.58	% (c)(f)	07/15/2048	1,461,187
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.81	% (c)	11/15/2048	18,887,520
60,001,595	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.29	% (c)(f)	11/15/2048	1,314,035
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.76	% (c)	12/15/2048	16,657,829
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.89	% (c)	03/17/2049	31,128,847
19,714,378	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-XA	1.37	% (c)(f)	03/17/2049	620,628
1,725,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5-C	3.94	% (c)	03/15/2050	1,524,921
91,250,123	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.64	% (c)(f)	06/13/2052	6,513,917
118,070,349	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.70	% (c)(f)	06/15/2049	4,739,604
142,276,794	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.04	% (c)(f)	03/15/2050	4,457,518
189,448,088	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7-XA	0.99	% (c)(f)	10/15/2050	6,250,177
1,844,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.87	% (c)	06/15/2051	1,657,476
13,604,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41	% (c)	11/13/2052	12,482,656
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29	% (c)	05/13/2053	1,271,092
280,369,644	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.78	% (c)(f)	05/13/2053	23,862,737
7,875,000	KKR Industrial Portfolio Trust, Series 2021-KDIP-F (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.37	% (a)	12/15/2037	7,267,285
13,713,000	LCCM Trust, Series 2021-FL3-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	2.77	% (a)	11/15/2038	13,456,992
19,970,106	LMREC, Inc., Series 2019-CRE3-A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.02	% (a)	12/22/2035	19,750,275
193,832	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	2.45	% (a)	05/15/2028	193,459
1,889,626	LoanCore Issuer Ltd., Series 2019-CRE2-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	2.45	% (a)	05/15/2036	1,889,885
45,101,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	2.82	% (a)	05/15/2036	44,379,204
12,625,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.02	% (a)	05/15/2036	12,495,922
5,360,000	LSTAR Commercial Mortgage Trust, Series 2015-3-D	3.30	% (a)(c)	04/20/2048	4,927,669
16,503,230	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.94	% (a)(c)(f)	03/10/2050	395,038
25,000,000	M360 Ltd., Series 2021-CRE3-A (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.13	% (a)	11/22/2038	24,465,600
7,162,000	M360 Ltd., Series 2021-CRE3-B (1 Month LIBOR USD + 2.25%, 2.25% Floor)	3.88	% (a)	11/22/2038	7,078,455
5,731,000	Manhattan West Mortgage Trust, Series 2020-1MW-C	2.41	% (a)(c)	09/10/2039	4,915,829
16,733,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	6.58	% (a)	11/15/2038	15,197,687
938,722	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	1.97	% (c)(f)	11/15/2026	50

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
755,154	MF1 Ltd., Series 2020-FL3-A (Secured Overnight Financing Rate 1 Month + 2.16%, 2.05% Floor)	3.44	% (a)	07/15/2035	751,295
6,388,638	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.85% Floor)	2.30	% (a)	07/15/2036	6,181,505
10,000,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	2.65	% (a)	07/15/2036	9,762,780
12,625,000	MFT Trust, Series 2020-ABC-A	3.36	% (a)	02/10/2042	10,851,556
5,326,000	MFT Trust, Series 2020-ABC-B	3.59	% (a)(c)	02/10/2042	4,505,531
4,220,000	MHC Commercial Mortgage Trust, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.12	% (a)	04/15/2038	4,117,978
1,000,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(c)	02/12/2040	692,983
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30	% (a)(c)	10/15/2030	9,889,886
131,637,872	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.73	% (c)(f)	10/15/2046	608,680
27,014,053	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.40	% (c)(f)	02/15/2046	79,694
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.65	% (c)	10/15/2047	12,815,664
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	36,087,308
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.60	% (c)	02/15/2048	5,229,532
183,763,320	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.40	% (c)(f)	02/15/2048	4,166,429
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.28	% (c)	07/15/2050	10,011,390
3,197,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68	% (c)	10/15/2048	3,032,714
14,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.65	% (c)	12/15/2047	13,786,731
135,118,657	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.32	% (c)(f)	01/15/2049	4,123,821
7,564,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.42	% (c)	11/15/2049	6,601,489
40,796,375	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.41	% (c)(f)	05/15/2050	1,845,563
15,729,496	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.60	% (a)(c)(f)	11/12/2041	72,491
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32	% (c)	12/15/2048	6,680,846
25,147,264	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	1.01	% (c)(f)	12/15/2048	600,751
15,461,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (a)	11/15/2034	14,526,444
5,023,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	5.67	% (a)	11/15/2034	4,680,030
142,553,213	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.50	% (c)(f)	06/15/2050	6,192,768
4,661,000	Morgan Stanley Capital Trust, Series 2017-HR2-C	4.36	% (c)	12/15/2050	4,239,775
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.42	% (a)(c)	07/11/2040	6,297,958
10,748,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.37	% (a)	07/15/2035	10,041,985
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	4,883,752

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
78,458,184	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.18	% (c)(f)	03/15/2052	4,178,801
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	3,553,824
156,828,573	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.76	% (c)(f)	11/15/2052	5,835,591
3,355,000	Morgan Stanley Capital Trust, Series 2019-NUGS-D (1 Month LIBOR USD + 1.80%, 3.30% Floor)	3.30	% (a)	12/15/2036	3,203,864
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	2.62	% (a)	05/15/2036	1,263,229
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.47	% (a)	05/15/2036	5,534,623
2,200,000	Morgan Stanley Capital Trust, Series 2020-HR8-B	2.70%		07/15/2053	1,827,357
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	21,026,957
287,470,543	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.20	% (c)(f)	02/15/2053	18,392,854
4,353,603	Morgan Stanley Capital Trust, Series 2021-ILP-A (1 Month LIBOR USD + 0.78%, 0.78% Floor)	2.10	% (a)	11/15/2023	4,171,121
17,924,725	Morgan Stanley Capital Trust, Series 2021-ILP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	2.90	% (a)	11/15/2023	16,817,017
10,779,000	Morgan Stanley Capital Trust, Series 2021-L6-C	3.58	% (c)	06/15/2054	8,835,689
7,794,000	MRCD Mortgage Trust, Series 2019-PARK-F	2.72	% (a)	12/15/2036	6,900,267
32,926,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72	% (a)	12/15/2036	28,501,855
1,160,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.37	% (a)	10/15/2037	1,102,329
8,185,469	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.27	% (a)	06/15/2035	7,938,982
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75	% (a)	12/15/2038	12,255,379
14,792,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	2.92	% (a)	02/15/2036	14,682,658
3,725,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.22	% (a)	02/15/2036	3,685,277
4,425,000	NLY Commercial Mortgage Trust, Series 2019-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	3.67	% (a)	02/15/2036	4,405,256
10,735,000	OPG Trust, Series 2021-PORT-D (1 Month LIBOR USD + 1.13%, 1.13% Floor)	2.46	% (a)	10/15/2036	9,856,098
21,269,000	OPG Trust, Series 2021-PORT-J (1 Month LIBOR USD + 3.35%, 3.35% Floor)	4.67	% (a)	10/15/2036	19,537,184
932,445	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	2.17	% (a)	04/14/2038	903,549
37,079,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	27,607,996
4,352,232	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	8.78	% (a)	02/15/2039	4,202,167
2,985,000	Soho Trust, Series 2021-SOHO-B	2.79	% (a)(c)	08/10/2038	2,457,134
1,629,000	SREIT Trust, Series 2021-IND-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	3.86	% (a)	10/15/2038	1,480,843
56,592,000	SREIT Trust, Series 2021-IND-G (1 Month LIBOR USD + 3.27%, 3.27% Floor)	4.59	% (a)	10/15/2038	51,353,884
32,600,000	SREIT Trust, Series 2021-MFP2-J (1 Month LIBOR USD + 3.92%, 3.92% Floor)	5.24	% (a)	11/15/2036	30,588,838
5,300,000	SREIT Trust, Series 2021-MFP-E (1 Month LIBOR USD + 2.03%, 2.03% Floor)	3.35	% (a)	11/15/2038	4,932,078
7,562,909	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.48%, 3.18% Floor)	4.60	% (a)	11/11/2034	6,900,137

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,465,585	TRTX Issuer Ltd., Series 2019-FL3-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	2.74	% (a)	10/15/2034	1,459,719
31,066,000	TRTX Issuer Ltd., Series 2019-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor)	3.04	% (a)	10/15/2034	30,830,395
12,261,000	TRTX Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.72	% (a)	03/15/2038	12,035,226
24,866,539	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.23	% (a)	03/15/2038	22,824,238
8,000,000	UBS Commercial Mortgage Trust, Series 2017-C1-C	4.44%		06/15/2050	6,970,542
85,010,965	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.69	% (c)(f)	06/15/2050	4,920,766
1,154,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30	% (c)	08/15/2050	1,028,767
6,857,000	UBS Commercial Mortgage Trust, Series 2017-C3-B	4.09	% (c)	08/15/2050	6,384,287
12,201,025	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.21	% (c)(f)	08/15/2050	455,057
3,561,000	UBS Commercial Mortgage Trust, Series 2017-C4-B	4.24	% (c)	10/15/2050	3,314,775
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.59	% (c)	12/15/2050	2,697,449
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.04	% (c)	03/15/2051	1,361,226
42,927,642	UBS Commercial Mortgage Trust, Series 2018-C9-XA	1.03	% (c)(f)	03/15/2051	1,736,084
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	7,477,289
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38	% (c)	12/15/2052	13,526,390
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68	% (c)	12/15/2052	8,825,276
3,444,967	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.86	% (a)(c)(f)	08/10/2049	111
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,186,785
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07	% (c)	02/15/2048	10,720,448
356,298,266	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.34	% (c)(f)	02/15/2048	8,954,702
3,187,500	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	2,865,716
191,822,406	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.99	% (c)(f)	02/15/2048	3,468,744
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.75	% (c)	11/15/2048	9,080,032
123,494,102	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.12	% (c)(f)	11/15/2048	3,218,701
227,848,860	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.44	% (c)(f)	04/15/2050	5,787,840
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.71	% (c)	09/15/2058	11,299,560
8,438,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.43	% (c)	07/15/2058	8,036,872
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.84	% (c)	12/15/2048	1,711,832
86,127,973	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.09	% (c)(f)	12/15/2048	2,315,129
14,269,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88	% (c)	01/15/2059	13,413,307
4,250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-B	4.09%		06/15/2049	3,866,536
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.24	% (c)	06/15/2049	5,017,160
2,390,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	2,200,290
10,988,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-C	4.64	% (c)	12/15/2049	10,373,730
5,890,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.58	% (c)	10/15/2049	5,444,322
2,155,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.54	% (c)	11/15/2049	2,002,624
109,289,524	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.77	% (c)(f)	11/15/2049	5,100,105
204,205,086	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.23	% (c)(f)	09/15/2050	7,986,808
8,014,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.64	% (c)	11/15/2050	6,988,486
1,904,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-C	4.30	% (c)	12/15/2050	1,738,862
49,747,909	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	1.02	% (c)(f)	12/15/2050	1,910,653
1,758,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	1,655,280
145,973,063	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.76	% (c)(f)	03/15/2051	4,016,566

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
128,697,282	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.60	% (c)(f)	05/15/2052	9,058,680
3,193,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	% (c)	06/15/2052	2,928,124
48,538,383	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.48	% (c)(f)	06/15/2052	3,162,586
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	22,268,419
77,729,916	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.75	% (c)(f)	08/15/2052	6,136,886
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58	% (c)	10/15/2052	4,272,857
142,526,557	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.96	% (c)(f)	12/15/2052	6,800,284
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	24,851,942
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.95	% (c)(f)	02/15/2053	2,710,286
161,700,949	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.54	% (c)(f)	06/15/2053	12,434,108
96,749,442	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	2.00	% (c)(f)	07/15/2053	10,507,357
174,879,209	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-XA	1.50	% (c)(f)	11/15/2054	14,494,706
2,022,574	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-C (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.12	% (a)	02/15/2040	1,895,545
659,041	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	3.82	% (a)	02/15/2040	613,268
1,658,965	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	4.97	% (a)	02/15/2040	1,541,743
10,613,633	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.49	% (a)(c)(f)	08/15/2045	345
20,751,384	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.98	% (a)(c)(f)	11/15/2045	965
92,568,900	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.94	% (c)(f)	12/15/2046	834,814
132,670,152	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.14	% (c)(f)	03/15/2047	1,451,385
10,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-B	4.21	% (c)	08/15/2047	9,644,181
3,147,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-C	4.23	% (c)	08/15/2047	2,975,534
163,160,196	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.94	% (c)(f)	11/15/2047	2,576,463

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,450,817,235)					3,702,290,788

Non-Agency Residential Collateralized Mortgage Obligations - 27.2%
94,883,572	ABFC Trust, Series 2007-WMC1-A1A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.87%		06/25/2037	72,065,060
12,875,000	Accredited Mortgage Loan Trust, Series 2006-1-M2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.01%		04/25/2036	9,319,927
13,085,000	Accredited Mortgage Loan Trust, Series 2006-2-M2 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	1.91%		09/25/2036	10,038,622
1,613,943	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1-A2C (1 Month LIBOR USD + 0.26%, 0.26% Floor)	2.14%		03/25/2037	818,281
11,679,561	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86%		01/26/2037	7,662,869
2,721,613	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.96%		01/26/2037	1,786,037
2,551,512	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		01/26/2037	1,674,999
74,919,444	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		11/25/2036	28,161,957
4,086,505	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	1.69%		11/25/2036	1,880,245
4,417,829	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2D (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84%		11/25/2036	2,068,484
2,971,552	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	1.90%		02/25/2037	1,395,945

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,605,043	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2D (1 Month LIBOR USD + 0.37%, 0.37% Floor)	1.99%		02/25/2037	1,224,052
3,041,487	Adjustable Rate Mortgage Trust, Series 2004-4-CB1 (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap)	2.77%		03/25/2035	2,591,574
791,648	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	2.68	% (c)	01/25/2036	724,754
20,584,820	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	2.77	% (c)	02/25/2036	13,707,228
1,974,681	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	2.97	% (c)	08/25/2035	1,855,455
143,003	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.67	% (c)	10/25/2035	137,694
4,714,531	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	2.86	% (c)	11/25/2035	3,905,119
11,897,049	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.61	% (c)	03/25/2036	7,663,473
7,733,054	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.35	% (c)	05/25/2036	7,176,601
10,574,190	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	3.70	% (c)	05/25/2036	3,215,050
5,629,631	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.45	% (c)	03/25/2037	5,083,740
909,507	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.67	% (a)(c)	11/25/2037	933,823
292,143	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.17%		11/25/2033	270,361
800,034	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 2.03% Floor)	3.65%		04/25/2034	753,449
617,792	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.95% Floor)	3.57%		06/26/2034	595,795
6,015,824	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	2.62%		03/25/2035	5,770,060
10,480,154	Aegis Asset Backed Securities Trust, Series 2006-1-A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.00% Cap)	1.79%		01/25/2037	8,444,651
38,915,655	AJAX Master Trust, Series 2016-1-PC	3.73	% (a)(c)	01/01/2057	30,978,219
42,065,302	AJAX Master Trust, Series 2016-2-PC	3.77	% (a)(c)	10/25/2056	37,118,124
48,721,155	AJAX Master Trust, Series 2017-1-PC	3.58	% (a)(c)	06/25/2057	43,516,342
20,913,562	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(b)	06/25/2060	19,972,428
20,000,000	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(b)	01/25/2026	19,451,628
3,448,279	American Home Mortgage Assets Trust, Series 2006-2-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	2.00%		09/25/2046	3,104,243
3,246,281	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap)	2.22%		11/25/2045	2,439,554
13,843,884	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	3.84%		11/25/2045	7,368,912
2,146,383	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10%		06/25/2036	426,628
7,248,123	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60	% (a)	01/25/2037	1,529,296
6,862,903	Ameriquest Mortgage Securities Trust, Series 2004-FR1-M1	4.00%		05/25/2034	6,553,994
114,130,624	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.80%		10/25/2036	68,651,362
5,609,426	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.82%		10/25/2032	4,516,393
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/20/2039	37,824,103
30,156,000	AMSR Trust, Series 2020-SFR4-G1	4.00	% (a)	11/19/2037	28,374,540
10,000,000	AMSR Trust, Series 2020-SFR5-F	2.69	% (a)	11/19/2037	9,104,154
6,500,000	AMSR Trust, Series 2021-SFR3-E1	2.33	% (a)	10/17/2038	5,711,521
11,000,000	AMSR Trust, Series 2021-SFR3-E2	2.43	% (a)	10/17/2038	9,662,242

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,500,000	AMSR Trust, Series 2021-SFR3-F	3.23	% (a)	10/17/2038	16,162,427
6,500,000	AMSR Trust, Series 2021-SFR4-D	2.77	% (a)	12/17/2038	5,754,462
10,500,000	AMSR Trust, Series 2021-SFR4-E1	2.97	% (a)	12/17/2038	9,197,456
10,500,000	Angel Oak Mortgage Trust LLC, Series 2019-2-M1	4.07	% (a)(c)	03/25/2049	10,364,992
9,121,000	Angel Oak Mortgage Trust LLC, Series 2021-7-M1	3.26	% (a)(c)	10/25/2066	7,290,711
9,652,851	Argent Securities Trust, Series 2004-W11-M6 (1 Month LIBOR USD + 1.88%, 1.88% Floor)	3.50%		11/25/2034	8,401,956
13,206,672	Argent Securities Trust, Series 2006-W5-A1A (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		06/25/2036	9,199,982
1,718,372	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.68% Floor)	3.30%		06/26/2034	1,643,361
21,612,473	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		11/25/2036	19,339,801
481,869	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	409,423
2,475,035	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	2,288,224
1,820,297	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	1,673,790
2,310,361	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	2,113,152
559,022	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	507,799
1,339,848	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	1,171,600
8,541,622	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50%		10/25/2036	2,873,731
1,728,560	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.88	% (f)(g)	11/25/2036	191,110
616,049	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		11/25/2036	507,331
3,004,787	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	2,695,178
493,345	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	429,711
2,773,140	Banc of America Funding Trust, Series 2006-2-3A1	6.00%		03/25/2036	2,585,757
77,240	Banc of America Funding Trust, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%, 22.80% Cap)	17.93	% (g)	03/25/2036	82,352
186,280	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	180,502
303,061	Banc of America Funding Trust, Series 2006-3-1A1	6.00%		03/25/2036	278,430
243,092	Banc of America Funding Trust, Series 2006-3-6A1	6.38	% (c)	03/25/2036	240,059
1,349,039	Banc of America Funding Trust, Series 2006-6-1A7	6.25%		08/25/2036	1,234,509
572,988	Banc of America Funding Trust, Series 2006-7-T2A5	6.54%		10/25/2036	517,253
2,700,669	Banc of America Funding Trust, Series 2006-7-T2A8	6.41%		10/25/2036	2,445,228
715,110	Banc of America Funding Trust, Series 2006-8T2-A8	6.10%		10/25/2036	647,337
307,196	Banc of America Funding Trust, Series 2006-B-7A1	2.58	% (c)	03/20/2036	265,820
4,696,574	Banc of America Funding Trust, Series 2006-D-6A1	2.77	% (c)	05/20/2036	4,358,681
133,796	Banc of America Funding Trust, Series 2006-H-3A1	2.95	% (c)	09/20/2046	119,236
47,492,386	Banc of America Funding Trust, Series 2006-H-5A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	1.97%		10/20/2036	20,168,853
552,837	Banc of America Funding Trust, Series 2007-1-TA10	6.34%		01/25/2037	504,649
713,593	Banc of America Funding Trust, Series 2007-3-TA1B	5.83	% (c)	04/25/2037	677,671
1,251,336	Banc of America Funding Trust, Series 2007-5-1A1	5.50%		07/25/2037	1,042,172
897,531	Banc of America Funding Trust, Series 2009-R14A-3A (-2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	13.84	% (a)(g)	06/26/2035	919,231
1,170,986	Banc of America Funding Trust, Series 2009-R15A-4A2	5.75	% (a)(c)	12/29/2036	1,013,839

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
726,574	Banc of America Funding Trust, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	12.72	% (a)(g)	07/28/2036	755,239
5,229,696	Banc of America Funding Trust, Series 2014-R6-3A2	1.28	% (a)(c)(h)	10/28/2036	4,524,919
13,734,540	Banc of America Funding Trust, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86	% (a)	06/26/2036	11,829,095
21,998,267	Banc of America Funding Trust, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.40	% (a)	09/29/2036	20,075,167
1,334,269	Banc of America Mortgage Trust, Series 2006-1-A9	6.00%		05/25/2036	1,191,240
163,772	Banc of America Mortgage Trust, Series 2007-1-2A5	5.75%		01/25/2037	142,854
3,723,519	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	3,286,785
6,898,532	BankUnited Trust, Series 2005-1-2A1	3.22	% (c)	09/25/2045	6,399,422
905,360	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.29%)	1.91	% (a)	07/25/2037	819,041
2,990,180	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C-2A4 (1 Month LIBOR USD + 0.42%)	2.05%		11/28/2036	2,752,629
4,003,677	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (a)(b)	06/28/2034	4,011,818
28,806,992	BCAP LLC Trust, Series 2007-AA2-11A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	2.00	% (a)	05/25/2047	29,589,983
2,087,755	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	1,212,666
2,260,246	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	1,278,125
10,284,035	BCAP LLC Trust, Series 2008-RR3-A1B	6.67	% (a)(c)	10/25/2036	4,009,873
1,558,838	BCAP LLC Trust, Series 2009-RR13-18A2	4.75	% (a)(c)	07/26/2037	924,446
2,762,824	BCAP LLC Trust, Series 2009-RR4-4A2	5.75	% (a)(c)	02/26/2036	1,573,602
6,656,743	BCAP LLC Trust, Series 2010-RR6-7A10	6.00	% (a)(c)	02/26/2037	3,492,893
1,181,212	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.38	% (c)	02/25/2036	1,052,721
2,796,310	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.07	% (c)	10/25/2046	2,433,516
3,241,376	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.72	% (c)	02/25/2047	2,969,490
929,495	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.15	% (c)	02/25/2047	893,148
12,716,525	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	2.12%		12/25/2046	10,852,472
283,445	Bear Stearns ALT-A Trust, Series 2004-11-2A3	2.67	% (c)	11/25/2034	282,286
5,461,940	Bear Stearns ALT-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap)	2.10%		02/25/2036	5,392,924
14,792,856	Bear Stearns ALT-A Trust, Series 2006-3-21A1	2.83	% (c)	05/25/2036	11,949,839
4,483,929	Bear Stearns ALT-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	1.96%		08/25/2036	3,904,564
6,894,514	Bear Stearns ALT-A Trust, Series 2006-6-2A1	3.23	% (c)	11/25/2036	4,229,475
3,418,733	Bear Stearns ALT-A Trust, Series 2006-8-2A1	2.94	% (c)	08/25/2046	2,523,637
6,060,512	Bear Stearns ALT-A Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap)	1.94%		01/25/2047	5,379,627
3,067,968	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50%		08/25/2034	2,931,396
6,487,097	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%		04/25/2035	5,757,681
2,162,799	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%		04/25/2035	2,057,169
31,302,581	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.22	% (c)	09/25/2035	26,998,382
4,918,881	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%		10/25/2035	3,580,416
8,716,075	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%		02/25/2036	5,182,748
1,891,989	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75%		12/25/2036	1,854,613
4,139,373	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.78%		02/25/2037	4,103,686

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
26,409,977	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84%		05/26/2037	25,001,844
13,353,084	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.67%		08/25/2037	12,304,827
1,145,519	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	681,968
1,304,546	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	762,180
1,638,546	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	2.93	% (c)	10/25/2036	1,224,233
7,369,258	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	2.02%		11/25/2036	6,627,884
3,218,113	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	1.80%		12/25/2037	2,974,544
7,478,327	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	1.78%		04/25/2037	7,351,161
9,143,120	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	1.94%		11/25/2036	8,892,450
7,151,831	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.78%		03/25/2037	6,775,531
6,070,484	BNC Mortgage Loan Trust, Series 2007-4-A4 (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.12%		11/25/2037	5,217,821
25,572,142	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00	% (a)	08/27/2037	15,245,372
100,200,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(b)	03/28/2029	94,276,777
12,750,000	CAFL Issuer LLC, Series 2021-RTL1-A2	3.10	% (a)(b)	03/28/2029	11,946,878
4,513,488	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor, 12.50% Cap)	1.74%		10/25/2036	3,761,589
21,763,478	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	1.78%		09/25/2036	18,169,277
6,698,633	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	1.87%		09/25/2036	5,604,754
5,260,748	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	1.77%		08/25/2036	5,101,922
48,900,854	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	1.78%		10/25/2036	47,130,702
27,755,104	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	1.77%		01/25/2037	25,559,164
16,167,371	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	1.76%		12/25/2036	15,277,385
19,328,452	Cascade MH Asset Trust, Series 2019-MH1-A	4.00	% (a)(c)	11/25/2044	18,439,805
2,750,000	Centex Home Equity Loan Trust, Series 2004-A-AF5	5.43%		01/25/2034	2,524,116
138,853	Chase Funding Trust, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.52%		03/25/2033	137,626
2,953,699	Chase Mortgage Finance Trust, Series 2005-A1-2A4	2.95	% (c)	12/25/2035	2,804,911
7,108,696	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	3,933,857
7,049,753	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	3,855,447
4,779,409	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	2,544,636
13,247,865	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	7,102,708
3,058,656	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.96	% (c)	07/25/2037	2,760,901
3,994,802	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,991,712
2,357,296	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,316,185
1,092,725	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	265,816
2,174,827	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	1,170,283

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,845,409	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	1,583,746
155,799	ChaseFlex Trust, Series 2006-1-A5	6.16	% (c)	06/25/2036	145,467
2,746,260	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	1.82%		09/25/2036	2,273,969
3,258,410	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,399,562
5,492,824	ChaseFlex Trust, Series 2007-M1-2F4	4.15	% (k)	08/25/2037	4,811,818
5,713,025	ChaseFlex Trust, Series 2007-M1-2F5	4.15	% (k)	08/25/2037	5,004,260
14,590,000	CHL GMSR Issuer Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	4.37	% (a)	05/25/2023	14,451,210
500,000	CHL GMSR Issuer Trust, Series 2018-GT1-B (1 Month LIBOR USD + 3.50%)	5.12	% (a)	05/25/2023	492,887
511,834	CHL Mortgage Pass-Through Trust, Series 2003-60-4A1	2.21	% (c)	02/25/2034	507,132
12,510,941	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	7,162,013
2,620,758	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	1,740,445
2,169,125	CHL Mortgage Pass-Through Trust, Series 2005-20-A5	5.50%		10/25/2035	1,544,456
1,608,575	CHL Mortgage Pass-Through Trust, Series 2005-20-A8	5.25%		10/25/2035	1,143,131
7,046,121	CHL Mortgage Pass-Through Trust, Series 2005-23-A1	5.50%		11/25/2035	4,571,410
1,397,764	CHL Mortgage Pass-Through Trust, Series 2005-24-A8	5.50%		11/25/2035	889,193
2,351,740	CHL Mortgage Pass-Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	1,582,363
456,720	CHL Mortgage Pass-Through Trust, Series 2005-27-2A1	5.50%		12/25/2035	233,769
935,768	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		11/01/2035	606,174
9,185,292	CHL Mortgage Pass-Through Trust, Series 2005-HYB1-4A1	2.66	% (c)	03/25/2035	8,798,036
398,080	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-1A1	2.97	% (c)	12/20/2035	363,874
8,471,304	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-4A1	3.13	% (c)	12/20/2035	8,168,941
968,203	CHL Mortgage Pass-Through Trust, Series 2005-J3-2A4	4.50%		09/25/2035	880,177
818,197	CHL Mortgage Pass-Through Trust, Series 2005-J4-A5	5.50%		11/25/2035	712,064
4,985,409	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	2,814,865
3,297,678	CHL Mortgage Pass-Through Trust, Series 2006-16-2A1	6.50%		11/25/2036	1,523,228
6,665,956	CHL Mortgage Pass-Through Trust, Series 2006-1-A2	6.00%		03/25/2036	4,149,676
1,407,586	CHL Mortgage Pass-Through Trust, Series 2006-20-1A21	6.00%		02/25/2037	852,414
16,898,865	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	11,874,981
203,653	CHL Mortgage Pass-Through Trust, Series 2006-J3-A4	5.50%		05/25/2036	198,818
3,891,876	CHL Mortgage Pass-Through Trust, Series 2007-10-A7	6.00%		07/25/2037	2,237,231
14,095,428	CHL Mortgage Pass-Through Trust, Series 2007-11-A1	6.00%		08/25/2037	7,888,932
7,155,096	CHL Mortgage Pass-Through Trust, Series 2007-12-A9	5.75%		08/25/2037	4,567,440
2,948,362	CHL Mortgage Pass-Through Trust, Series 2007-13-A1	6.00%		08/25/2037	1,763,018
4,831,054	CHL Mortgage Pass-Through Trust, Series 2007-13-A10	6.00%		08/25/2037	2,888,802
3,867,827	CHL Mortgage Pass-Through Trust, Series 2007-15-1A1	6.25%		09/25/2037	2,735,973
540,247	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	382,153
1,556,068	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	1,099,387
1,900,603	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%		09/25/2037	1,343,830
2,826,280	CHL Mortgage Pass-Through Trust, Series 2007-17-1A2	6.00%		10/25/2037	2,240,218
449,920	CHL Mortgage Pass-Through Trust, Series 2007-18-1A1	6.00%		11/25/2037	279,108
38,226,775	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	22,453,360
1,436,494	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	798,032
3,738,957	CHL Mortgage Pass-Through Trust, Series 2007-3-A1	6.00%		04/25/2037	2,222,544
1,440,005	CHL Mortgage Pass-Through Trust, Series 2007-3-A12	6.00%		04/25/2037	855,980

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,226,284	CHL Mortgage Pass-Through Trust, Series 2007-4-1A39	6.00%		05/25/2037	1,711,249
1,242,774	CHL Mortgage Pass-Through Trust, Series 2007-5-A2	5.75%		05/25/2037	763,947
4,483,548	CHL Mortgage Pass-Through Trust, Series 2007-7-A1	6.00%		06/25/2037	2,708,929
2,014,966	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	1,156,849
1,344,014	CHL Mortgage Pass-Through Trust, Series 2007-7-A2	5.75%		06/25/2037	791,840
4,562,454	CHL Mortgage Pass-Through Trust, Series 2007-8-1A4	6.00%		01/25/2038	2,531,112
2,394,360	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%		01/25/2038	1,244,447
3,880,739	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	2,152,917
5,559,199	CHL Mortgage Pass-Through Trust, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	3,197,368
5,497,705	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	3,252,685
723,541	CHL Mortgage Pass-Through Trust, Series 2007-9-A11	5.75%		07/25/2037	428,079
4,288,048	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	2.77	% (c)	04/25/2037	3,966,075
9,850,237	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.05	% (c)	03/25/2037	8,733,070
15,960,695	CHL Mortgage Pass-Through Trust, Series 2007-J1-2A1	6.00%		02/25/2037	7,473,134
390,846	CHL Mortgage Pass-Through Trust, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.12%		07/25/2037	125,278
1,954,232	CHL Mortgage Pass-Through Trust, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.88	% (f)(g)	07/25/2037	290,187
710,482	Citicorp Mortgage Securities Trust, Series 2006-7-1A1	6.00%		12/25/2036	628,955
2,256,080	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	2,223,789
733,332	Citicorp Residential Mortgage Trust, Series 2006-2-A5	5.06%		09/25/2036	730,345
1,310,956	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	946,646
510,609	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	480,805
1,368,056	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	1,311,417
4,872,204	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	3.26	% (c)	06/25/2036	4,644,300
2,393,411	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85	% (k)	10/25/2036	1,788,426
9,553,643	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.71%		03/25/2036	5,045,592
9,483,164	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.66%		05/25/2036	3,920,921
1,737,500	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.16	% (c)	04/25/2037	1,584,269
554,072	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50	% (a)(c)	10/25/2036	334,711
15,357,610	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75	% (a)	04/25/2047	10,231,232
729,104	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50	% (a)(c)(d)	05/25/2037	679,887
47,639,051	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76	% (a)	01/25/2037	43,992,858
1,678,100	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3-A2D (1 Month LIBOR USD + 0.35%, 0.35% Floor)	1.97%		03/25/2037	1,473,543
607,289	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	2.97	% (c)	04/25/2037	592,008
2,068,055	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	2.98	% (c)	08/25/2047	1,892,131
3,641,427	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97	% (k)	01/25/2037	2,029,694
8,027,014	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76	% (k)	01/25/2037	4,475,517
3,302,422	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00	% (a)(c)	10/25/2037	2,922,165
17,938,991	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00	% (a)(c)(d)	06/25/2037	16,352,260
25,122,400	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(c)	02/25/2062	23,721,494
3,699,405	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.82%		01/25/2037	1,933,300
3,128,003	Citigroup Mortgage Loan Trust, Series 2014-8-3A2	6.00	% (a)(c)	03/25/2037	2,939,078

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
122,402,526	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	106,978,070
182,929,796	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.33	% (a)(c)	04/25/2064	157,462,310
243,527,687	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(c)	08/25/2064	222,166,194
26,293,400	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(c)	08/25/2064	21,681,254
22,116,950	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(c)	08/25/2064	18,351,460
18,676,200	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(c)	08/25/2064	14,914,091
49,115,246	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	7.57	% (a)(c)	08/25/2064	39,357,171
323,207,298	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(c)	03/25/2065	303,117,734
34,186,100	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(c)	03/25/2065	31,265,564
28,635,750	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(c)	03/25/2065	25,524,201
26,589,300	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(c)	03/25/2065	22,799,009
78,105,552	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.42	% (a)(c)	03/25/2065	82,467,513
1,786,687	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	1,622,841
2,154,156	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	1,985,014
2,025,281	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	1,813,856
1,564,864	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	1,383,464
437,979	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		08/25/2044	421,468
1,661,755	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	1,429,851
4,772,977	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	4,507,554
2,400,308	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	2,174,761
1,170,309	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	1,060,340
3,173,326	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		01/25/2037	2,697,031
2,994,386	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (f)(g)	01/25/2037	264,934
2,517,825	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	% (e)	03/25/2037	2,332,995
5,794,322	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (f)(g)	03/25/2037	544,956
2,270,670	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	2,068,551
3,979,503	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	1.95%		04/25/2037	3,323,134
3,979,503	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	5.05	% (f)(g)	04/25/2037	469,237
4,214,499	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	3,862,813
582,212	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	545,915
7,676,042	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	7,197,503
233,079	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	209,283
14,812,000	COLT Mortgage Loan Trust, Series 2021-5-M1	3.26	% (a)(c)	11/25/2066	11,645,667
4,294,000	COLT Mortgage Loan Trust, Series 2021-HX1-B1	3.11	% (a)(c)	10/25/2066	3,254,234
4,130,000	COLT Mortgage Loan Trust, Series 2021-HX1-B2	3.86	% (a)(c)	10/25/2066	3,105,117
6,000,000	COLT Mortgage Loan Trust, Series 2021-HX1-M1	2.36	% (a)(c)	10/25/2066	4,620,624
13,304,101	COLT Mortgage Loan Trust, Series 2022-4-A1	4.30	% (a)(c)	03/25/2067	13,157,236
9,000,000	CoreVest American Finance Trust, Series 2020-3-D	2.95	% (a)(c)	08/15/2053	7,212,873
28,131,549	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	22,942,212
6,186,247	Countrywide Alternative Loan Trust, Series 2005-13CB-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.12%		05/25/2035	5,393,149
2,825,630	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	2,605,636

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,454,548	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.12%		07/25/2035	1,560,421
5,011,369	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (f)(g)	07/25/2035	318,148
1,612,045	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	10.11	% (g)	07/25/2035	1,327,305
2,177,470	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.37%		08/25/2035	1,878,701
1,049,307	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	556,318
5,833,049	Countrywide Alternative Loan Trust, Series 2005-32T1-A9	5.50%		08/25/2035	3,793,899
2,359,429	Countrywide Alternative Loan Trust, Series 2005-46CB-A14	5.50%		10/25/2035	1,857,846
1,195,331	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	941,220
3,828,277	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	2,676,473
1,431,247	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	932,229
30,302,909	Countrywide Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	22,999,411
12,718,842	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	10,345,937
311,462	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	24.03	% (g)	12/25/2035	258,944
393,701	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	365,243
5,714,075	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	5,301,044
1,052,145	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	2.42%		01/25/2036	992,363
2,646,980	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	3.08	% (f)(g)	01/25/2036	161,569
30,516,970	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	17,815,636
484,357	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	332,573
17,568,225	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	10,689,975
19,534,130	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	10,186,557
1,374,294	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	15.68	% (g)	02/25/2036	1,264,500
920,384	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	639,843
1,339,685	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	1,036,409
304,881	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.32%		10/25/2035	213,455
142,820	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	110,488
382,474	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	253,000
227,853	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	216,847
509,964	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	2.10%		11/25/2035	351,496
1,019,928	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	3.40	% (f)(g)	11/25/2035	87,837
3,705,415	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,461,130
17,327	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		12/25/2022	15,492
523,559	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.12%		04/25/2035	431,145
1,610,951	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (f)(g)	04/25/2035	67,842
3,390,671	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	1.92%		05/25/2035	2,742,810

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,390,671	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	3.58	% (f)(g)	05/25/2035	248,285
2,674,169	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,576,335
3,295,845	Countrywide Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	2,001,106
10,880,474	Countrywide Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	6,005,941
28,646,508	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	16,541,637
2,854,219	Countrywide Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	1,921,295
749,222	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		07/25/2036	367,530
749,222	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.88	% (f)(g)	07/25/2036	89,008
3,647,870	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.02%		08/25/2036	1,886,926
4,946,731	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.98	% (f)(g)	08/25/2036	632,069
761,462	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	516,463
4,150,041	Countrywide Alternative Loan Trust, Series 2006-23CB-2A3	6.50%		08/25/2036	1,743,485
1,364,519	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	875,190
3,993,780	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	5.53	% (f)(g)	08/25/2036	854,680
3,202,492	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	2,102,310
3,437,236	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	2.22%		08/25/2036	1,843,076
1,462,973	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	880,042
1,877,850	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,155,510
2,825,264	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	1,844,510
382,820	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	35.60	% (g)	10/25/2036	597,598
234,485	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	26.33	% (g)	10/25/2036	291,229
2,035,290	Countrywide Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	1,096,397
2,819,381	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	2,290,356
2,206,189	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	2.29%		11/25/2036	1,229,947
3,679,924	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	3.71	% (f)(g)	11/25/2036	404,498
7,755,357	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	4,118,344
625,995	Countrywide Alternative Loan Trust, Series 2006-36T2-2A4	6.25%		12/25/2036	332,423
853,071	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	775,762
13,312,193	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.93	% (f)(g)	01/25/2037	1,460,067
4,533,430	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		01/25/2037	553,889
1,343,501	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	1,026,612
2,286,712	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.83	% (f)(g)	01/25/2037	195,011
3,001,296	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	1,969,154
7,340,192	Countrywide Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (f)(g)	01/25/2037	1,159,291

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,340,192	Countrywide Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		01/25/2037	3,559,340
3,160,429	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	2,073,561
3,717,026	Countrywide Alternative Loan Trust, Series 2006-42-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		01/25/2047	1,628,204
3,717,026	Countrywide Alternative Loan Trust, Series 2006-42-1A2 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (f)(g)	01/25/2047	665,438
2,475,346	Countrywide Alternative Loan Trust, Series 2006-42-1A3	6.00%		01/25/2047	1,652,541
2,815,349	Countrywide Alternative Loan Trust, Series 2006-43CB-1A12	5.75%		02/25/2037	1,741,267
9,740,383	Countrywide Alternative Loan Trust, Series 2006-43CB-1A6	6.00%		02/25/2037	6,157,751
9,871,427	Countrywide Alternative Loan Trust, Series 2006-45T1-1A1 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	4,512,078
3,184,331	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.22%		02/25/2037	797,113
3,184,331	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (f)(g)	02/25/2037	439,479
1,387,499	Countrywide Alternative Loan Trust, Series 2006-45T1-2A2	6.00%		02/25/2037	867,933
5,753,965	Countrywide Alternative Loan Trust, Series 2006-4CB-1A1	6.00%		04/25/2036	3,490,237
689,625	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	605,638
4,440,260	Countrywide Alternative Loan Trust, Series 2006-7CB-1A14	6.00%		05/25/2036	2,870,061
7,743,013	Countrywide Alternative Loan Trust, Series 2006-7CB-1A16	6.00%		05/25/2036	5,004,869
2,372,459	Countrywide Alternative Loan Trust, Series 2006-7CB-1A6	6.00%		05/25/2036	1,533,492
2,402,854	Countrywide Alternative Loan Trust, Series 2006-7CB-1A9	6.00%		05/25/2036	1,553,138
841,768	Countrywide Alternative Loan Trust, Series 2006-9T1-A11	6.00%		05/25/2036	445,112
2,057,132	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	1,609,350
4,173,843	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	3,265,310
882,190	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	617,129
1,042,192	Countrywide Alternative Loan Trust, Series 2006-J7-1A1	6.25%		11/25/2036	584,474
34,292,006	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.80%		03/20/2047	27,761,158
3,279,126	Countrywide Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	1.42%		06/25/2046	2,914,535
597,101	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	30.16	% (g)	05/25/2037	741,919
9,987,732	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	5,662,627
9,261,128	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	6,768,328
5,522,673	Countrywide Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	3,850,972
6,625,207	Countrywide Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	4,619,772
7,587,122	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		08/25/2037	2,512,611
2,197,041	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	41.05	% (g)	08/25/2037	3,361,431
2,831,710	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	2,401,213
5,131,157	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	22.43	% (g)	08/25/2037	5,235,055
785,860	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	529,294
600,292	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	29.26	% (g)	08/25/2037	843,283
10,758,993	Countrywide Alternative Loan Trust, Series 2007-19-1A34	6.00%		08/25/2037	6,456,035

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,823,002	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	5,294,325
28,143,226	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	14,163,202
2,761,319	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	21.91	% (g)	09/25/2037	2,946,491
18,210,639	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	8,718,342
7,250,285	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.12%		09/25/2037	3,410,330
10,289,658	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.88	% (f)(g)	09/25/2037	2,281,291
1,036,535	Countrywide Alternative Loan Trust, Series 2007-24-A2 (-6 x 1 Month LIBOR USD + 41.70%, 41.70% Cap)	31.96	% (g)	10/25/2037	1,497,837
2,072,631	Countrywide Alternative Loan Trust, Series 2007-24-A3 (-1 x 1 Month LIBOR USD + 6.95%, 6.95% Cap)	5.33	% (f)(g)	10/25/2037	502,015
3,400,156	Countrywide Alternative Loan Trust, Series 2007-24-A4 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 7.00% Cap)	2.32%		10/25/2037	897,593
4,497,479	Countrywide Alternative Loan Trust, Series 2007-24-A6 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 7.00% Cap)	2.62%		10/25/2037	1,270,434
3,348,345	Countrywide Alternative Loan Trust, Series 2007-2CB-1A4 (1 Month LIBOR USD + 1.00%, 5.75% Floor, 100.00% Cap)	5.75%		03/25/2037	2,143,223
15,342,617	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	1,819,275
3,719,770	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	4.03	% (f)(g)	04/25/2037	647,562
3,719,770	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	2.17%		04/25/2037	1,952,023
14,815,767	Countrywide Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	9,114,958
5,867,044	Countrywide Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	3,259,652
4,961,384	Countrywide Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	3,453,813
5,440,197	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	3,787,133
1,352,747	Countrywide Alternative Loan Trust, Series 2007-7T2-A8	6.00%		04/25/2037	705,821
248,909	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	30.46	% (g)	05/25/2037	302,172
265,707	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	30.34	% (g)	05/25/2037	321,216
419,823	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.12%		05/25/2037	149,460
419,823	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.88	% (f)(g)	05/25/2037	57,056
1,426,860	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	754,580
23,212,245	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	2.84	% (c)	03/25/2047	21,924,063
24,576,904	Countrywide Alternative Loan Trust, Series 2007-HY4-4A1	3.47	% (c)	06/25/2037	22,253,721
22,205,727	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		06/25/2047	20,601,732
6,291,544	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		06/25/2037	5,793,046
12,315,593	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		05/25/2037	11,261,415
21,772,336	Countrywide Asset-Backed Certificates, Series 2007-4-A5	4.55	% (k)	04/25/2047	16,449,222
2,090,716	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	1,707,851
440,114	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	359,518

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,385,350	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	3,521,840
6,051,066	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	5,682,285
9,603,005	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	1,766,603
2,501,082	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	2,257,074
3,642,507	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	2,059,331
8,305,005	Credit Suisse Mortgage Capital Certificates, Series 2009-11R-4A1	7.00	% (a)(c)	09/28/2037	2,904,455
5,846,901	Credit Suisse Mortgage Capital Certificates, Series 2009-12R-5A1	6.00	% (a)	06/27/2036	4,715,035
7,892,546	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	2.94	% (a)(c)	08/29/2046	5,857,815
32,652,878	Credit Suisse Mortgage Capital Certificates, Series 2021-RPL9-A1	2.44	% (a)(c)	02/25/2061	30,548,354
74,642,873	Credit Suisse Mortgage-Backed Trust, Series 2017-RPL2-CERT	0.00	% (a)(c)	02/25/2056	64,131,164
4,227,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-B1	3.45	% (a)(c)	02/25/2050	3,671,726
10,043,124	Credit Suisse Mortgage-Backed Trust, Series 2020-RPL1-CERT	3.23	% (a)(c)(d)	01/25/2046	8,714,247
8,940,321	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		05/27/2036	6,296,497
4,028,316	CSAB Mortgage Backed Trust, Series 2006-3-A4B	6.61%		11/25/2036	846,858
2,374,310	CSAB Mortgage Backed Trust, Series 2006-4-A6A	5.68%		12/25/2036	611,883
8,618,255	CSAB Mortgage Backed Trust, Series 2007-1-1A1A	5.90	% (c)	05/25/2037	2,511,404
809,651	CSMC Mortgage-Backed Trust, Series 2005-1R-2A5	5.75	% (a)	12/26/2035	640,414
11,358,162	CSMC Mortgage-Backed Trust, Series 2006-1-2A1	6.00%		02/25/2036	4,453,640
2,383,561	CSMC Mortgage-Backed Trust, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	2.32%		03/25/2036	857,522
13,323,010	CSMC Mortgage-Backed Trust, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.68	% (f)(g)	03/25/2036	1,589,558
2,775,164	CSMC Mortgage-Backed Trust, Series 2006-2-5A3	6.25%		03/25/2036	1,451,748
7,510,705	CSMC Mortgage-Backed Trust, Series 2006-2-5A4	6.00%		03/25/2036	3,810,216
1,178,054	CSMC Mortgage-Backed Trust, Series 2006-3-4A3	5.50%		04/25/2036	920,849
712,164	CSMC Mortgage-Backed Trust, Series 2006-3-4A4	5.50%		04/25/2036	556,677
2,513,536	CSMC Mortgage-Backed Trust, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	1,651,518
20,280,461	CSMC Mortgage-Backed Trust, Series 2006-4-4A1	7.00%		05/25/2036	5,906,076
7,094,686	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	3,341,651
7,329,740	CSMC Mortgage-Backed Trust, Series 2006-6-1A4	6.00%		07/25/2036	4,403,674
10,035,754	CSMC Mortgage-Backed Trust, Series 2006-6-3A1	7.00%		07/25/2036	1,746,489
114,215	CSMC Mortgage-Backed Trust, Series 2006-7-3A11	6.00%		08/25/2036	54,082
1,722,579	CSMC Mortgage-Backed Trust, Series 2006-7-7A5	6.00%		08/25/2036	1,475,121
2,829,034	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	2,519,734
11,086,916	CSMC Mortgage-Backed Trust, Series 2006-9-3A1	6.00%		11/25/2036	9,536,241
3,796,609	CSMC Mortgage-Backed Trust, Series 2006-9-4A1	6.00%		11/25/2036	2,747,125
1,530,177	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	1,404,640
248,610	CSMC Mortgage-Backed Trust, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	33.87	% (g)	11/25/2036	353,619
8,616,494	CSMC Mortgage-Backed Trust, Series 2007-1-1A4	6.13	% (c)	02/25/2037	2,326,499
5,453,663	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	1,086,600
3,055,401	CSMC Mortgage-Backed Trust, Series 2007-1-5A14	6.00%		02/25/2037	2,050,567

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
30,060	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	25,429
5,495,908	CSMC Mortgage-Backed Trust, Series 2007-3-2A10	6.00%		04/25/2037	2,524,457
2,799,280	CSMC Mortgage-Backed Trust, Series 2007-5-2A5	5.00%		08/25/2037	2,394,256
27,064,073	CSMC Mortgage-Backed Trust, Series 2007-5-3A19	6.00%		08/25/2037	22,120,558
11,951,274	CSMC Mortgage-Backed Trust, Series 2007-5-3A9	6.00%		08/25/2037	9,951,135
3,114,288	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	% (a)(d)	07/25/2037	2,524,922
131,920	CSMC Trust, Series 2009-1R-4A2	2.97	% (a)(c)(d)	07/26/2035	129,537
1,683,758	CSMC Trust, Series 2010-13R-1A2	5.50	% (a)(c)	12/27/2035	1,461,865
25,772,395	CSMC Trust, Series 2010-17R-6A1	3.22	% (a)(c)	06/26/2037	24,881,175
7,983,767	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(c)	06/26/2037	7,257,140
3,941,781	CSMC Trust, Series 2010-4R-8A17	6.00	% (a)(c)	06/26/2037	3,583,027
8,993,027	CSMC Trust, Series 2010-7R-1A17	6.00	% (a)(c)	01/27/2037	5,977,040
9,659,138	CSMC Trust, Series 2013-9R-A1	3.00	% (a)(c)(d)	05/28/2043	8,725,320
8,521,901	CSMC Trust, Series 2019-RPL6-CERT	0.00	% (a)(c)	11/27/2058	7,563,994
200,926,332	CSMC Trust, Series 2019-RPL6-PT1	3.72	% (a)(c)	11/25/2058	180,148,801
189,732,191	CSMC Trust, Series 2020-RPL1-PT1	3.36	% (a)(c)	10/25/2069	172,541,904
20,945,434	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(c)	09/27/2066	19,947,744
19,454,997	CSMC Trust, Series 2021-JR2-A1	2.22	% (a)(c)	11/25/2061	18,675,035
7,469,850	CSMC Trust, Series 2021-NQM1-B1	2.83	% (a)(c)	05/25/2065	6,469,384
6,225,825	CSMC Trust, Series 2021-NQM5-M1	2.17	% (a)(c)	05/25/2066	4,970,786
3,180,040	CSMC Trust, Series 2021-NQM6-B1	3.29	% (a)(c)	07/25/2066	2,329,699
7,445,317	CSMC Trust, Series 2021-NQM6-M1	2.58	% (a)(c)	07/25/2066	5,503,846
17,544,000	CWABS Asset-Backed Certificates Trust, Series 2005-11-MF1	5.35	% (c)	02/25/2036	15,317,033
3,510,429	CWABS Asset-Backed Certificates Trust, Series 2005-4-AF5B	5.65%		10/25/2035	3,498,000
8,482,678	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50	% (c)	09/25/2035	7,679,135
289,875	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	24.03	% (g)	11/25/2035	429,452
547,775	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	1.82%		11/25/2035	270,299
1,653,245	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.68	% (f)(g)	11/25/2035	96,557
5,518,322	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	4,910,130
14,212,160	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		09/25/2047	12,854,616
16,535,890	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3-A2 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	1.87%		07/25/2047	15,169,025
3,593,226	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1-A1C	5.67	% (c)	02/25/2036	3,373,454
476,643	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	4.91	% (c)	06/25/2036	430,992
820,076	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (c)	10/25/2036	738,252
11,451,683	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65	% (c)	10/25/2036	10,312,232
815,795	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90	% (c)	10/25/2036	734,465

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,191,818	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90	% (c)	10/25/2036	1,070,727
2,357,913	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	6.37%		10/25/2036	2,113,503
4,227,256	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-3A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	1.41	% (a)(d)	10/29/2036	3,753,266
4,822,700	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	10.27	% (a)(g)	04/15/2036	4,671,599
2,122,844	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	10.26	% (a)(g)	04/15/2036	2,060,093
3,459,452	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	12.08	% (a)(g)	04/15/2036	3,356,012
354,785	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	15.38	% (a)(g)	04/15/2036	354,824
3,113,164	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	10.72	% (a)(g)	04/15/2036	2,924,878
51,567,550	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	10.27	% (a)(g)	04/15/2036	48,318,041
11,388,916	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.81%		04/25/2037	10,695,641
22,750,000	FBR Securitization Trust, Series 2005-2-M4 (1 Month LIBOR USD + 0.93%, 0.93% Floor, 14.00% Cap)	2.55%		09/25/2035	20,355,626
5,500,000	FBR Securitization Trust, Series 2005-5-M3 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 14.00% Cap)	2.36%		11/26/2035	5,052,301
3,608,438	Fieldstone Mortgage Investment Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor, 12.25% Cap)	1.89%		04/25/2047	2,768,885
26,767,515	Figure Line of Credit Trust, Series 2020-1-A	4.04	% (a)(c)	09/25/2049	26,085,861
7,485,320	First Franklin Mortgage Loan Trust, Series 2006-FF8-M1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	2.00%		07/25/2036	7,096,366
4,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF9-2A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		06/25/2036	3,516,773
19,063,145	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		03/25/2037	11,828,338
22,739,022	First Franklin Mortgage Loan Trust, Series 2007-FF2-A2C (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.77%		03/25/2037	12,051,918
3,558,051	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	3.00	% (c)	05/25/2035	2,247,719
3,736,931	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	2,236,535
265,350	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		11/25/2022	264,643
1,434,430	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	3.16	% (c)	06/25/2036	1,223,380
1,998,229	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	1,156,845
6,705,304	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	3,766,674
1,337,031	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	715,966
1,996,750	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	981,376

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,189,750	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (c)	05/25/2035	2,317,275
10,663,338	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	4,858,503
548,683	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	249,995
640,690	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	324,182
1,977,860	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,000,773
1,124,534	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	569,000
967,059	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	578,353
1,528,753	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	715,388
9,000,000	FirstKey Homes Trust, Series 2020-SFR1-E	2.79	% (a)	08/19/2037	8,274,223
18,000,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (a)	10/19/2037	16,455,020
26,225,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (a)	10/19/2037	24,000,989
16,250,000	FirstKey Homes Trust, Series 2021-SFR1-E1	2.39	% (a)	08/19/2038	14,155,422
11,500,000	FirstKey Homes Trust, Series 2021-SFR1-E2	2.49	% (a)	08/19/2038	9,947,890
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-D	2.06	% (a)	09/17/2038	6,993,263
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E1	2.26	% (a)	09/17/2038	6,924,987
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E2	2.36	% (a)	09/17/2038	6,836,835
34,891,000	FirstKey Homes Trust, Series 2021-SFR3-B	2.44	% (a)	12/17/2038	31,546,959
29,584,000	FirstKey Homes Trust, Series 2021-SFR3-C	2.54	% (a)	12/17/2038	26,523,207
22,626,000	FirstKey Homes Trust, Series 2021-SFR3-D	2.79	% (a)	12/17/2038	20,345,030
45,314,000	FirstKey Homes Trust, Series 2021-SFR3-E1	2.99	% (a)	12/17/2038	40,647,537
25,293,000	FirstKey Homes Trust, Series 2021-SFR3-E2	3.08	% (a)	12/17/2038	22,526,449
10,174,000	FirstKey Homes Trust, Series 2021-SFR3-F1	3.58	% (a)	12/17/2038	8,818,577
62,350,000	FMC GMSR Issuer Trust, Series 2020-GT1-A	4.45	% (a)(c)	01/25/2026	57,888,677
72,500,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(c)	07/25/2026	65,782,658
64,820,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(c)	10/25/2026	58,029,236
124,062,438	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		11/25/2036	77,775,288
7,750,000	FRTKL, Series 2021-SFR1-E1	2.37	% (a)	09/17/2038	6,753,927
6,650,000	FRTKL, Series 2021-SFR1-E2	2.52	% (a)	09/17/2038	5,777,207
2,751,000	GCAT Trust, Series 2019-NQM3-M1	3.45	% (a)(c)	11/25/2059	2,453,975
7,096,000	GCAT Trust, Series 2021-NQM2-M1	2.54	% (a)(c)	05/25/2066	5,639,194
8,405,000	GCAT Trust, Series 2021-NQM6-B1	4.42	% (a)(c)	08/25/2066	6,532,386
33,708,746	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		08/25/2036	16,540,062
2,029,777	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.49	% (c)	09/19/2035	1,852,584
22,469,096	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap)	2.14%		08/25/2045	6,199,426
19,168,111	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86%		04/25/2047	17,619,182
895,565	GS Mortgage Securities Corporation, Series 2008-2R-1A1	4.04	% (a)(c)(d)	09/25/2036	367,650
127,124,944	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-A1	1.75	% (a)(c)	05/25/2060	119,299,489
12,540,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M1	2.25	% (a)(c)	05/25/2060	10,647,109
10,237,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M2	2.75	% (a)(c)	05/25/2060	8,733,953

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,341,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M3	3.00	% (a)(c)	05/25/2060	7,672,094
31,836,331	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-PT4	7.08	% (a)(e)	05/25/2060	32,766,174
119,037	GSAA Home Equity Trust, Series 2005-12-AF3	5.07	% (c)	09/25/2035	87,657
8,045,289	GSAA Home Equity Trust, Series 2006-10-AF3	5.98	% (c)	06/25/2036	2,534,437
5,758,151	GSAA Home Equity Trust, Series 2006-10-AF4	6.80%		06/25/2036	1,810,168
11,039,365	GSAA Home Equity Trust, Series 2006-15-AF4	6.46%		09/25/2036	3,557,731
1,730,138	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77	% (c)	11/25/2036	602,043
4,012,170	GSAA Home Equity Trust, Series 2006-18-AF6	6.18%		11/25/2036	1,178,939
7,571,338	GSAA Home Equity Trust, Series 2006-19-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.80%		12/25/2036	2,468,639
4,058,004	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,769,058
2,522,468	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,302,713
5,751,438	GSAA Home Equity Trust, Series 2007-7-A5 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	2.18%		07/25/2037	3,278,054
17,072,928	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		08/25/2036	14,342,398
7,293,198	GSAMP Trust, Series 2007-H1-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.82%		01/25/2047	4,157,699
7,391,323	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	1.97	% (a)	03/25/2035	7,156,608
7,391,323	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	3.37	% (a)(c)(f)	03/25/2035	282,198
4,693,316	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	1.97	% (a)	09/25/2035	4,089,648
4,693,316	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	3.14	% (a)(c)(f)	09/25/2035	155,440
17,740,967	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	1.97	% (a)	01/25/2036	14,942,926
17,740,967	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	3.10	% (a)(c)(f)	01/25/2036	675,668
18,226,460	GSMSC Resecuritization Trust, Series 2014-3R-2B (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.19	% (a)	09/26/2036	11,432,441
799,021	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	763,056
1,744,933	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	1,638,694
236,663	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	231,069
2,476,771	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	5.28	% (f)(g)	07/25/2035	269,017
166,143	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.12%		06/25/2035	162,035
129,297	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.12%		09/25/2035	127,230
7,132,091	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	3,614,158
1,684,555	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	926,064
208,419	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	335,116
382,192	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	350,900
1,590,959	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	877,988
1,910,735	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	1,054,462
17,986,939	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	10,124,911
4,596,220	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	3,071,095
3,798,670	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	1,506,849
10,305,259	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	5,687,569
28,033,457	GSR Mortgage Loan Trust, Series 2006-OA1-3A1	1.88%		08/25/2046	9,418,070

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
271,242	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	476,890
668,455	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	934,791
12,776,020	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	9,559,611
43,481,537	GSR Mortgage Loan Trust, Series 2007-OA1-1A1 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	1.85%		05/25/2037	26,179,290
349,235	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.59	% (c)	12/19/2035	326,526
5,383,840	Harborview Mortgage Loan Trust, Series 2005-2-1A (1 Month LIBOR USD + 0.52%, 0.52% Floor)	2.13%		05/19/2035	2,043,502
22,742,319	Harborview Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.00% Cap)	2.23%		09/19/2035	12,706,861
43,023,403	Harborview Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	2.03%		09/19/2035	23,063,908
4,192,187	Harborview Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.79%		11/19/2036	3,856,948
6,220,146	Harborview Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.95%		12/19/2036	5,414,656
34,012,828	Harborview Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.36%, 0.36% Floor)	1.97%		01/25/2047	32,318,816
5,724,420	Harborview Mortgage Loan Trust, Series 2006-4-1A2A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	1.99%		05/19/2046	2,998,520
60,687,522	Harborview Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.40%)	1.80%		07/21/2036	33,901,531
7,970,740	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	2.03%		02/19/2046	6,978,621
15,294,156	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	2.62%		10/25/2037	13,664,337
552,684	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 1.29% Floor)	2.91%		08/25/2033	540,623
469,162	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.99% Floor)	2.61%		01/25/2035	466,877
12,182,000	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	2.18%		06/25/2036	11,084,626
8,528,139	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86%		11/25/2036	6,962,791
8,331,399	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.81%		07/25/2037	3,903,313
8,331,399	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A2 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.81%		07/25/2037	3,903,313
3,723,631	Home Partners of America Trust, Series 2019-2-C	3.02	% (a)	10/19/2039	3,296,186
3,961,309	Home Partners of America Trust, Series 2019-2-D	3.12	% (a)	10/19/2039	3,476,083
7,456,582	Home Partners of America Trust, Series 2019-2-E	3.32	% (a)	10/19/2039	6,519,811
451,878	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap)	2.36%		03/25/2035	381,064
10,350,000	HomeBanc Mortgage Trust, Series 2005-3-M5 (1 Month LIBOR USD + 1.85%, 1.85% Floor, 11.50% Cap)	3.47%		07/25/2035	9,554,438
13,161,000	Homeward Opportunities Fund Trust, Series 2020-1-B1	5.74	% (a)(c)	11/25/2059	13,134,115
13,276,000	Homeward Opportunities Fund Trust, Series 2020-1-B2	5.97	% (a)(c)	11/25/2059	13,251,045
28,994,000	Homeward Opportunities Fund Trust, Series 2020-2-B2	5.49	% (a)(c)	05/25/2065	28,377,938
54,641,746	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(b)	08/25/2025	54,113,939
19,339,440	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	8,011,174
240,273	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.42	% (c)	01/25/2037	228,017

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,190,232	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.66%		12/25/2036	5,384,821
29,006,110	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	1.90%		10/25/2036	10,604,721
14,999,284	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A2 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		04/25/2037	10,627,477
65,026,703	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.80%		04/25/2037	46,252,674
292,847	Impac CMB Trust, Series 2002-9F-A1	5.22%		12/25/2032	283,655
243,791	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap)	1.94%		03/25/2037	243,406
11,566,426	Impac Secured Assets Trust, Series 2007-3-A1B (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap)	2.10%		09/25/2037	9,830,651
28,950,567	Imperial Fund Mortgage Trust, Series 2021-NQM4-A1	2.09	% (a)(c)	01/25/2057	24,889,575
14,969,373	Imperial Fund Mortgage Trust, Series 2021-NQM4-A2	2.30	% (a)(c)	01/25/2057	12,876,942
11,408,453	Imperial Fund Mortgage Trust, Series 2021-NQM4-A3	2.45	% (a)(c)	01/25/2057	9,805,676
3,199,958	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	1,498,759
2,342,620	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	1,097,208
7,568,173	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	4,382,504
11,180,426	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	6,888,880
18,077,843	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	6,267,825
15,418,091	IndyMac IMJA Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	8,115,756
12,510,906	IndyMac IMJA Mortgage Loan Trust, Series 2007-A4-A1	6.25%		02/25/2038	4,948,885
29,333,897	IndyMac IMSC Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	9,165,009
268,568	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	224,418
25,073,052	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	10,630,121
3,257,550	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	1.98%		07/25/2047	2,372,051
836,075	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-1A1	2.65	% (c)	09/25/2036	608,381
954,788	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-4A1	2.78	% (c)	09/25/2036	850,013
8,760,697	IndyMac INDA Mortgage Loan Trust, Series 2006-AR3-1A1	2.94	% (c)	12/25/2036	7,808,117
3,338,558	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1-3A1	2.83	% (c)	03/25/2037	2,999,709
2,402,799	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3-3A1	3.10	% (c)	07/25/2037	2,257,583
5,975,369	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15-A1	2.93	% (c)	09/25/2035	5,301,994
2,517,678	IndyMac INDX Mortgage Loan Trust, Series 2006-AR7-3A1	2.77	% (c)	05/25/2036	2,158,329
4,029,807	IndyMac INDX Mortgage Loan Trust, Series 2007-AR13-2A1	3.15	% (c)	07/25/2037	3,129,105
5,373,978	IndyMac INDX Mortgage Loan Trust, Series 2007-AR21-8A1	2.74	% (c)	09/25/2037	5,269,765
5,252,586	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	4,148,973
1,683,867	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	1,330,072
3,636,922	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 11.50% Cap)	1.98%		05/25/2036	3,254,493
2,301,083	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	1,460,166
3,707,058	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69%		05/25/2036	3,686,273
8,142,308	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46%		12/25/2036	7,873,684
2,179,200	JP Morgan Mortgage Acquisition Corporation, Series 2005-WMC1-M4 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.52%		09/25/2035	1,966,562
6,267,311	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (k)	09/25/2029	4,254,573
11,298,229	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	1.90%		11/25/2036	10,062,271

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,453,023	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86%		08/25/2036	11,646,659
21,676,329	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	1.98%		08/25/2036	10,829,054
3,077,886	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.91%		07/25/2036	1,068,057
4,572,717	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (1 Month LIBOR USD + 0.13%, 0.13% Floor)	1.75%		12/25/2036	3,156,517
35,550,679	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1B (1 Month LIBOR USD + 0.23%, 0.23% Floor)	1.85%		12/25/2036	2,828,113
17,809,026	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.63	% (k)	11/25/2036	17,443,682
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	1.94%		03/25/2037	8,667,646
173,088	JP Morgan Mortgage Trust, Series 2005-A6-5A1	2.21	% (c)	08/25/2035	170,536
4,040,048	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	4,103,374
391,875	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	336,547
1,051,629	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	541,502
3,397,507	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	1,838,071
1,788,642	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	909,573
7,424,890	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	2.00%		08/25/2036	1,115,742
7,424,890	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	5.50	% (f)(g)	08/25/2036	1,596,523
833,461	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	423,838
5,829,077	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	3,027,146
2,427,516	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	1,292,816
5,598,033	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.00%		01/25/2037	1,918,683
5,598,033	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	5.00	% (f)(g)	01/25/2037	1,195,245
676,858	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.98	% (c)	04/25/2037	593,369
2,775,119	JP Morgan Mortgage Trust, Series 2007-A3-3A2M	3.28	% (c)	05/25/2037	2,615,583
6,270,097	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	3,181,046
1,811,713	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	1,075,502
4,068,299	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	2,509,631
1,704,912	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	794,214
684,742	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	420,010
3,751,166	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	2,302,041
4,275,953	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	2,623,237
5,175,493	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00	% (a)(c)	02/26/2037	2,949,048
16,381,954	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00	% (a)(c)(d)	09/27/2037	7,614,679
8,501,607	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00	% (a)	02/26/2037	4,774,275
5,150,190	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.00	% (a)(c)	01/27/2037	2,730,650
16,132,088	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(b)	05/25/2059	16,134,414
29,406,000	Legacy Mortgage Asset Trust, Series 2019-GS5-A2	4.25	% (a)(b)	05/25/2059	29,420,041
133,639,317	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (a)	06/25/2058	123,924,286
26,545,000	Legacy Mortgage Asset Trust, Series 2020-GS1-A2	4.00	% (a)(b)	10/25/2059	26,220,548
26,264,000	Legacy Mortgage Asset Trust, Series 2020-GS2-A2	4.00	% (a)(b)	03/25/2060	25,706,413
24,000,000	Legacy Mortgage Asset Trust, Series 2021-GS4-A2	3.55	% (a)(b)	11/25/2060	22,081,874

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,343,700	Lehman Mortgage Trust, Series 2005-2-2A3B	5.94%		08/25/2035	4,873,400
1,751,836	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	1,104,918
1,049,299	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	812,313
1,956,274	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	1,841,473
166,584	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	155,700
894,713	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	840,255
1,333,327	Lehman Mortgage Trust, Series 2005-4-2A3A	5.50%		10/25/2035	1,789,886
7,769,788	Lehman Mortgage Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	1.54%		02/25/2036	6,989,870
983,730	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.37%		02/25/2036	483,324
2,951,190	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	3.13	% (f)(g)	02/25/2036	280,732
2,274,396	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.37%		02/25/2036	1,737,689
2,274,396	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	3.13	% (f)(g)	02/25/2036	115,527
1,465,374	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	1,213,627
8,079	Lehman Mortgage Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.96%		08/25/2046	280,966
6,803,129	Lehman Mortgage Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	2.22%		03/25/2036	6,459,977
1,727,462	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.78	% (f)(g)	08/25/2036	160,357
1,097,938	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	970,511
7,231,253	Lehman Mortgage Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	2.04%		04/25/2036	6,699,596
5,443,388	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	1.97%		09/25/2036	724,335
11,338,517	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	5.53	% (f)(g)	09/25/2036	1,965,597
52,444	Lehman Mortgage Trust, Series 2006-5-2A4A	6.39%		04/25/2036	64,609
6,317,891	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	4,838,511
409,832	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	394,855
2,819,365	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		11/25/2036	727,604
10,375,909	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.93	% (f)(g)	11/25/2036	1,790,897
1,779,897	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	23.21	% (g)	01/25/2037	2,015,650
1,937,239	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	2.22%		01/25/2037	1,142,577
5,788,743	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	3.53	% (f)(g)	01/25/2037	513,713
3,439,076	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.00%		01/25/2037	783,855
6,193,650	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	5.00	% (f)(g)	01/25/2037	869,692
8,749,551	Lehman Mortgage Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	1.41%		06/25/2046	8,342,925
6,054,405	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	2,644,430

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,666,361	Lehman Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	1.83	% (a)	06/25/2037	15,674,922
5,972,477	Lehman Mortgage Trust, Series 2007-1-2A1	7.00	% (c)	02/25/2037	6,362,407
6,166,751	Lehman Mortgage Trust, Series 2007-1-2A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92	% (a)	06/25/2037	4,494,875
11,036,788	Lehman Mortgage Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.40%, 0.40% Floor)	2.02%		07/25/2047	10,738,645
11,153,649	Lehman Mortgage Trust, Series 2007-15N-4A1 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.91%		08/25/2047	10,111,246
1,557,110	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		03/25/2037	1,248,399
2,492,964	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	1.95%		05/25/2037	802,182
10,840,325	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	5.05	% (f)(g)	05/25/2037	1,713,081
802,670	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	1.95%		05/25/2037	230,475
7,333,713	Lehman Mortgage Trust, Series 2007-5-11A1	4.65	% (c)	06/25/2037	5,137,088
734,739	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	30.34	% (g)	08/25/2036	1,066,496
657,912	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	343,934
105,048	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	87,815
5,605,451	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	2,121,913
3,368,627	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	1,339,072
8,238,356	LHOME Mortgage Trust, Series 2020-RTL1-A1	3.23	% (a)	10/25/2024	8,230,955
9,300,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(c)	09/25/2026	8,588,794
92,000,000	LHOME Mortgage Trust, Series 2021-RTL2-A1	2.09	% (a)(b)	06/25/2026	87,717,492
13,871,506	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	2.20%		03/25/2046	6,089,018
48,730,801	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	1.98%		04/25/2046	17,328,722
4,967,541	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16%		04/25/2046	1,779,760
15,912,625	Long Beach Mortgage Loan Trust, Series 2006-5-2A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	2.10%		06/25/2036	8,801,618
28,362,864	Long Beach Mortgage Loan Trust, Series 2006-6-1A (1 Month LIBOR USD + 0.29%, 0.29% Floor)	1.91%		07/25/2036	20,957,550
11,639,106	Long Beach Mortgage Loan Trust, Series 2006-WL1-M2 (1 Month LIBOR USD + 0.68%, 0.68% Floor)	2.30%		01/25/2046	10,040,134
3,007,845	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap)	2.14%		11/25/2035	2,900,002
14,358,678	MASTR Resecuritization Trust, Series 2008-1-A1	6.00	% (a)(c)(d)	09/27/2037	11,415,811
7,697,037	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(c)	06/27/2036	6,371,834
2,823,678	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.79	% (c)	03/25/2035	2,588,387
784,464	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.87	% (c)	07/25/2035	722,035
5,473,674	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	2.67	% (c)	11/25/2036	3,504,965
6,651,000	MASTR Alternative Loans Trust, Series 2004-9-M2	6.26%		08/25/2034	5,518,919
1,126,359	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,002,480
92,716	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	88,780
6,921,199	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	4,150,282
1,720,275	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	1,355,710

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,290,905	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	832,650
885,680	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	827,911
3,784,040	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	1,459,827
2,875,504	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 4.13% Floor)	5.75%		12/25/2032	2,781,092
7,162,738	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.96%		06/25/2036	6,429,928
11,874,934	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	1.83%		05/25/2037	11,277,061
13,783,013	MASTR Asset Backed Securities Trust, Series 2007-WMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.77%		01/25/2037	4,595,513
1,920,915	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	1,493,213
1,140,808	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	853,541
2,758,246	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	1,448,465
1,523,983	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,494,685
534,839	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.02%		10/25/2032	515,383
21,114,565	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84%		04/27/2037	9,448,487
10,827,951	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2B (1 Month LIBOR USD + 0.42%, 0.42% Floor)	2.04%		04/27/2037	4,944,724
15,007,668	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2C (1 Month LIBOR USD + 0.64%, 0.64% Floor)	2.26%		04/27/2037	6,955,271
13,306,054	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	1.94%		03/25/2037	3,995,294
13,306,054	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	5.06	% (f)(g)	03/25/2037	2,462,235
29,873,237	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	2.21	% (c)	10/25/2047	11,013,157
2,647,206	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1-1A2 (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.12%		10/25/2037	2,456,093
19,759,432	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1-M2 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	2.63%		06/25/2036	17,159,359
616,557	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.85	% (c)	10/25/2036	608,492
8,306,817	Merrill Lynch Mortgage Investors Trust, Series 2006-AR1-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	1.94	% (a)	03/25/2037	2,889,364
842,872	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	485,645
24,572,502	Merrill Lynch Mortgage Investors Trust, Series 2006-FM1-A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		04/27/2037	16,369,107
10,789,949	Merrill Lynch Mortgage Investors Trust, Series 2006-HE3-A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		06/25/2037	3,584,833
7,809,968	Merrill Lynch Mortgage Investors Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.82%		07/27/2037	2,137,150
84,107,841	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		02/25/2037	45,469,271
9,157,980	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		04/25/2047	4,292,750
7,813,150	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	2.00%		04/25/2047	3,664,116
3,272,611	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16%		04/25/2047	1,535,237

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
57,046,351	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	1.87%		03/25/2037	47,673,772
29,384,250	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(b)	03/25/2060	28,384,595
17,651,799	Morgan Stanley Capital Trust, Series 2006-HE7-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.78%		09/25/2036	8,305,955
23,423,368	Morgan Stanley Capital Trust, Series 2006-HE7-A2D (1 Month LIBOR USD + 0.23%, 0.23% Floor)	1.85%		09/25/2036	11,097,041
13,128,414	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16%		02/25/2036	13,038,939
6,306,995	Morgan Stanley Capital Trust, Series 2007-HE4-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	1.75	% (a)	02/25/2037	2,937,862
26,745,742	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84%		12/25/2036	14,633,593
5,272,654	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2-AFPT (1 Month LIBOR USD + 0.07%, 0.07% Floor)	1.69%		11/25/2036	1,970,916
680,514	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	2.32%		12/25/2035	443,921
1,705,001	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	1,346,036
2,146,719	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.25	% (c)	12/25/2035	1,981,038
4,666,248	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.73%		08/25/2036	1,066,897
6,932,785	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	3,730,929
6,920,218	Morgan Stanley Mortgage Loan Trust, Series 2006-16AX-2A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.96%		11/25/2036	2,416,409
5,443,207	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	6.15%		10/25/2046	1,914,877
1,854,840	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	6.08%		10/25/2046	533,634
2,066,572	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,887,005
16,391,593	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.13	% (c)	06/25/2036	11,836,955
1,657,679	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	1,033,342
1,678,113	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	1,046,080
2,870,885	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	1,887,129
4,264,888	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.51	% (c)	10/25/2037	3,000,147
3,013,617	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	6.42%		09/25/2046	911,874
2,026,482	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.58%		09/25/2046	730,376
375,712	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62	% (k)	01/25/2047	356,785
5,505,605	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86	% (k)	01/25/2047	2,374,096
3,220,259	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96	% (k)	01/25/2047	1,388,348
4,637,868	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	2.50	% (a)(k)	06/26/2036	4,112,393
7,184,602	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	0.96	% (a)(k)	01/27/2037	6,350,649
9,982,535	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00	% (a)(c)	11/26/2036	8,833,812
483,621	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94	% (a)(c)	02/26/2037	485,864
7,970,448	Morgan Stanley Re-Remic Trust, Series 2012-R4-1B)	1.31	% (a)(e)	08/26/2036	7,004,140
7,215,476	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	2.70	% (a)(c)(d)	10/28/2036	6,143,814
3,706,086	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.78	% (a)(c)	01/26/2051	3,672,031
4,679,565	Morgan Stanley Resecuritization Trust, Series 2014-R7-B2	3.78	% (a)(c)(h)	01/26/2051	4,290,435
26,252,189	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(c)	10/25/2060	25,404,225
9,964,848	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17	% (c)	07/25/2036	2,794,447

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,428,394	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	4.68%		10/25/2036	3,023,365
17,829,000	New Century Home Equity Loan Trust, Series 2005-4-M5 (1 Month LIBOR USD + 1.02%, 1.02% Floor, 12.50% Cap)	2.64%		09/25/2035	16,918,188
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.56%, 0.56% Floor, 12.50% Cap)	2.18%		05/25/2036	11,098,546
62,504,400	New Residential Mortgage Loan Trust, Series 2020-RPL1-M1	3.25	% (a)(c)	11/25/2059	55,969,690
16,345,550	New Residential Mortgage Loan Trust, Series 2020-RPL1-M2	3.50	% (a)(c)	11/25/2059	14,288,796
265,252	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap)	1.95%		08/25/2035	250,284
35,170	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	5.36%		02/25/2035	34,218
13,235,462	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16	% (c)	05/25/2036	3,478,179
2,689,682	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41	% (c)	05/25/2036	706,287
14,820,955	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (c)	01/25/2036	5,175,464
2,505,053	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65	% (c)	01/25/2036	874,481
1,197,692	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76	% (c)	06/25/2036	376,055
15,399,897	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80	% (k)	10/25/2036	4,276,883
2,665,842	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06	% (k)	02/25/2037	870,550
13,287,169	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99	% (k)	02/25/2037	4,339,732
2,876,293	Nomura Resecuritization Trust, Series 2014-1R-6A7	6.89	% (a)(c)	08/26/2036	2,492,472
4,840,137	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.26	% (a)(k)	07/28/2036	4,386,817
7,032,592	Nomura Resecuritization Trust, Series 2015-4R-5A2 (1 Month LIBOR USD + 0.43%, 0.43% Floor)	2.37	% (a)(h)	03/26/2036	5,467,089
13,749,982	NovaStar Mortgage Funding Trust, Series 2005-3-M4 (1 Month LIBOR USD + 0.89%, 0.89% Floor, 11.00% Cap)	2.51%		01/25/2036	12,138,550
7,906,763	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.00% Cap)	1.94%		10/25/2036	4,814,413
65,860,247	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	62,616,419
63,475,375	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1-A	3.10	% (a)	07/25/2026	57,935,619
9,694,000	OBX Trust, Series 2021-NQM3-M1	2.33	% (a)(c)	07/25/2061	7,206,816
862,914	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	2.60%		11/25/2034	828,153
6,090,932	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.76%		01/25/2037	3,801,403
59,859,046	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.81%		07/25/2037	53,636,620
10,080,000	People’s Choice Home Loan Securities Trust, Series 2005-1-M5 (1 Month LIBOR USD + 1.50%, 1.50% Floor, 15.00% Cap)	3.12%		01/25/2035	7,837,884
3,430,275	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.10% Cap)	1.94%		02/25/2037	2,567,444
7,608,261	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	6,811,817
3,550,139	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	3,178,505
254,509	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	236,070
41,637,413	PMT Credit Risk Transfer Trust, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.40	% (a)	05/30/2023	40,732,999
11,058,143	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	4.35	% (a)	10/27/2022	10,994,347
32,778,886	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.00	% (a)	02/27/2023	32,310,446

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
78,535,823	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.52	% (a)	02/27/2024	76,751,199
67,663,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.62	% (a)	03/25/2026	66,857,255
17,500,000	PNMAC GMSR Issuer Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	3.97	% (a)	04/25/2023	17,322,359
1,200,000	PNMAC GMSR Issuer Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.47	% (a)	02/25/2023	1,193,096
138,096,269	PR Mortgage Loan Trust, Series 2014-1-APT	5.88	% (a)(c)	10/25/2049	130,286,193
66,955,433	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(b)	09/29/2060	63,683,007
30,723,600	Pretium Mortgage Credit Partners LLC, Series 2021-NPL5-A1	2.49	% (a)(b)	10/25/2051	28,885,152
21,016,647	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(b)	07/25/2051	19,718,659
36,228,243	Pretium Mortgage Credit Partners LLC, Series 2021-RN4-A1	2.49	% (a)(c)	10/25/2051	33,921,398
5,927,759	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50	% (a)	05/25/2035	5,240,462
3,062,902	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00	% (a)	05/25/2035	2,637,757
57,832,000	Progress Residential Trust, Series 2021-SFR10-E1	3.57	% (a)	12/19/2040	48,867,045
24,000,000	Progress Residential Trust, Series 2021-SFR10-E2	3.67	% (a)	12/19/2040	20,076,936
13,000,000	Progress Residential Trust, Series 2021-SFR10-F	4.61	% (a)	12/19/2040	10,896,651
29,000,000	Progress Residential Trust, Series 2021-SFR2-E1	2.55	% (a)	04/19/2038	25,773,886
20,000,000	Progress Residential Trust, Series 2021-SFR2-E2	2.65	% (a)	04/19/2038	17,539,896
62,271,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	55,410,517
7,000,000	Progress Residential Trust, Series 2021-SFR5-E1	2.21	% (a)	07/19/2038	6,069,196
25,000,000	Progress Residential Trust, Series 2021-SFR8-E1	2.38	% (a)	10/19/2038	21,324,425
23,900,000	Progress Residential Trust, Series 2021-SFR8-E2	2.53	% (a)	10/19/2038	20,432,810
19,900,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/19/2038	16,958,064
5,500,000	PRPM LLC, Series 2020-4-A2	3.44	% (a)(b)	10/25/2025	5,324,635
218,525,895	PRPM LLC, Series 2021-10-A1	2.49	% (a)(b)	10/25/2026	207,455,220
114,979,211	PRPM LLC, Series 2021-11-A1	2.49	% (a)(b)	11/25/2026	108,492,245
104,547,325	PRPM LLC, Series 2021-2-A1	2.12	% (a)(c)	03/25/2026	100,039,935
7,100,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(c)	03/25/2026	6,686,828
60,446,945	PRPM LLC, Series 2021-6-A1	1.79	% (a)(b)	07/25/2026	56,620,357
51,246,749	PRPM LLC, Series 2021-7-A1	1.87	% (a)(b)	08/25/2026	47,860,650
1,740,314	RAMP Trust, Series 2004-RS7-A3	3.37	% (c)	07/25/2034	1,619,791
35,097	RAMP Trust, Series 2005-RS1-AI5	5.41%		01/25/2035	35,023
10,252,578	RAMP Trust, Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.22%		03/25/2036	10,057,525
13,686,551	RAMP Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.22%		05/25/2036	12,603,356
13,600,512	RAMP Trust, Series 2006-RS6-A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16%		11/25/2036	11,862,439
13,746,055	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	12,287,006
2,688,215	RBSSP Resecuritization Trust, Series 2009-12-17A2	2.07	% (a)(c)	10/26/2035	2,644,054
15,523,196	RBSSP Resecuritization Trust, Series 2009-12-20A2	2.55	% (a)(c)	12/27/2035	14,171,285
2,958,444	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00	% (a)	07/27/2037	1,627,604
57,980,014	Redwood Funding Trust, Series 2019-1-PT	4.21	% (a)(b)	09/27/2024	57,577,969
5,411,370	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75	% (k)	05/25/2036	3,028,789
2,062,139	Renaissance Home Equity Loan Trust, Series 2006-2-AF5	6.25	% (k)	08/25/2036	1,013,085
17,392,166	Renaissance Home Equity Loan Trust, Series 2006-3-AF3	5.59	% (k)	11/25/2036	7,260,012

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,057,122	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (k)	11/25/2036	7,823,349
2,935,126	Renaissance Home Equity Loan Trust, Series 2006-3-AF5	6.12	% (k)	11/25/2036	1,335,040
10,291,647	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47	% (k)	01/25/2037	4,129,354
20,266,348	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69	% (k)	01/25/2037	8,445,518
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74	% (k)	04/25/2037	2,821,709
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35	% (k)	04/25/2037	1,877,546
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51	% (k)	04/25/2037	1,154,105
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61	% (k)	04/25/2037	1,708,437
2,781,357	Renaissance Home Equity Loan Trust, Series 2007-1-AF4	5.76	% (k)	04/25/2037	961,023
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91	% (k)	04/25/2037	2,915,890
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68	% (k)	06/25/2037	5,820,837
22,755,581	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20	% (k)	06/25/2037	8,274,680
1,060,894	Reperforming Loan REMIC Trust, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	1.48	% (a)	11/25/2034	994,816
1,032,247	Reperforming Loan REMIC Trust, Series 2004-R2-1AS	5.15	% (a)(c)(f)	11/25/2034	40,524
322,328	Reperforming Loan REMIC Trust, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	1.98	% (a)	03/25/2035	311,409
320,048	Reperforming Loan REMIC Trust, Series 2005-R1-1AS	5.16	% (a)(c)(f)	03/25/2035	24,897
16,482,581	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.76	% (c)	10/25/2035	12,541,228
8,950,974	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.08	% (c)	12/25/2035	7,609,319
6,595,203	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.32	% (c)	03/25/2035	2,901,766
209,411	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	33.29	% (g)	08/25/2035	224,591
834,600	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	723,514
1,765,923	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	2.32%		09/25/2035	1,505,803
7,240,282	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	3.43	% (f)(g)	09/25/2035	425,388
5,107,755	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	2,166,140
1,383,887	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	1,223,772
1,656,920	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	1,495,097
1,630,792	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.32%		11/25/2035	1,373,049
1,630,511	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	3.18	% (f)(g)	11/25/2035	87,043
918,856	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	826,586
950,775	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	855,300
2,663,039	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	2,395,620
1,892,804	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	2.47%		12/25/2035	1,589,840
1,892,804	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	3.53	% (f)(g)	12/25/2035	120,279
1,523,009	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	1,370,070
675,506	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	582,097
2,356,239	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	2,121,591
724,567	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	645,612
5,005,859	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	4,315,803
1,163,500	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	634,252

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,969,358	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	1,676,612
3,183,729	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	2,726,904
1,436,794	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	1,272,685
574,199	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	490,986
2,041,762	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	1,750,513
1,627,477	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,391,621
644,062	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	550,724
254,868	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	217,932
1,156,438	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	1,012,816
6,424,672	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	5,626,769
711,308	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	30.41	% (g)	01/25/2036	820,369
4,736,943	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	4,228,476
1,114,382	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x 1 Month LIBOR USD + 5143.00%, 0.10% Floor, 8.00% Cap)	8.00	% (g)	04/25/2036	988,961
4,407,630	Residential Accredit Loans, Inc., Series 2006-QS4-A9	6.00%		04/25/2036	3,943,180
2,880,133	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	2,550,592
8,583,878	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	7,601,724
1,426,451	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	1,233,098
2,069,470	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	1,788,958
4,052,095	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	3,429,607
7,026,925	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.93	% (f)(g)	08/25/2036	748,060
2,585,252	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.68	% (f)(g)	07/25/2036	206,999
23,595,460	Residential Accredit Loans, Inc., Series 2007-QA5-1A1	5.33	% (c)	09/25/2037	17,745,711
25,346,156	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.46%, 0.46% Floor)	2.08%		06/25/2037	10,920,399
10,807,246	Residential Accredit Loans, Inc., Series 2007-QH7-2A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	2.22%		08/25/2037	10,005,974
26,006,277	Residential Accredit Loans, Inc., Series 2007-QS10-A1	6.50%		09/25/2037	22,366,270
2,660,421	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	2,252,698
8,745,670	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	4.44	% (f)(g)	01/25/2037	736,882
880,344	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	758,750
2,108,066	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	1,786,727
2,990,094	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	2,579,963
14,807,799	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	12,604,801
2,361,196	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,983,198
3,768,857	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	3,235,531
1,574,580	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,349,688
649,578	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	1.92%		03/25/2037	492,123
2,157,398	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	5.08	% (f)(g)	03/25/2037	250,066
1,701,617	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,483,353
547,119	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	41.47	% (g)	04/25/2037	655,950
2,436,582	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	2,124,043

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,883,159	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	3,449,145
268,198	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	42.30	% (g)	04/25/2037	328,152
5,505,939	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	2,652,280
15,044,934	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	13,022,451
3,860,296	Residential Asset Securities Corporation, Series 2005-KS4-M5 (1 Month LIBOR USD + 1.20%, 1.80% Floor)	3.42%		05/25/2035	3,546,783
10,132,502	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	1.82%		01/25/2037	9,624,745
4,578,117	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	2,700,278
1,512,303	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (f)(g)	11/25/2035	166,675
1,571,106	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.17%		11/25/2035	761,040
1,832,842	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	1,787,271
6,959,478	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	3,259,221
7,075,052	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	3,187,158
3,087,019	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	2,205,693
3,114,591	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (f)(g)	07/25/2035	233,360
4,909,525	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	2,147,285
656,187	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	361,203
6,971,987	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,175,919
7,263,606	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	3,112,598
10,650,126	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	5,983,979
14,002,532	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		12/25/2036	2,890,422
30,901,488	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.93	% (f)(g)	12/25/2036	6,267,857
5,454,549	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	2,795,306
3,794,905	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	1,936,796
3,153,920	Residential Asset Securitization Trust, Series 2006-A2-A9	6.00%		01/25/2046	1,609,659
2,314,240	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,692,545
4,588,207	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	21.91	% (g)(d)	01/25/2046	5,657,630
19,388,659	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	13,035,948
733,147	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	33.94	% (g)	04/25/2037	1,057,793
22,804,355	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (f)(g)	05/25/2037	1,942,409
5,864,444	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.02%		05/25/2037	497,374
4,255,149	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	2,821,300
1,864,814	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	1,236,432
7,638,203	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	5,087,430
7,736,529	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	3,519,830
34,030,222	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	15,482,472
15,078,073	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	6,859,956

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,125,715	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	3,693,815
1,300,227	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	1,135,919
89,019	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	77,770
2,554,711	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	2,193,251
3,062,191	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	2,670,393
1,585,745	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	1,340,216
1,786,517	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,509,900
3,335,222	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	2,818,812
521,184	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	440,486
1,691,102	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,310,071
1,604,813	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,388,806
898,743	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	780,496
11,640,705	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	10,323,498
3,373,522	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	3,006,779
1,349,332	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	1,200,789
8,724,653	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	7,322,481
4,572,736	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	3,559,589
758,646	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.00	% (c)	02/25/2037	590,527
3,241,235	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.43	% (c)	04/25/2037	2,852,926
6,300,000	Residential Mortgage Loan Trust, Series 2020-2-M1	3.57	% (a)(c)	05/25/2060	6,167,868
38,232,999	RSFR, Series 2020-1-PT	4.21	% (a)(b)	02/17/2025	37,225,330
76,195,000	RSFR, Series 2021-1-PT	4.75	% (a)(b)	06/19/2026	73,011,573
3,723,706	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	1.92%		09/25/2036	1,459,807
6,036,450	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	1.69	% (e)	04/25/2037	4,231,953
5,899,687	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84	% (e)	04/25/2037	4,131,697
15,812,502	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.82	% (e)	05/25/2037	10,503,657
206,088,732	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	3.54	% (a)(c)	02/25/2054	183,501,304
96,300	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap)	2.30%		07/20/2033	91,291
5,200,909	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.96%		02/25/2036	5,106,016
2,528,862	SG Mortgage Securities Trust, Series 2006-FRE1-A2C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16%		02/25/2036	1,534,197
11,124,166	Soundview Home Loan Trust, Series 2007-NS1-M1 (1 Month LIBOR USD + 0.35%, 0.35% Floor)	1.97%		01/25/2037	10,947,536
3,610,009	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.77%		06/25/2037	2,608,204
6,513,829	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.79%		08/25/2037	5,767,931
19,994,988	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.62%		09/25/2037	15,396,548
43,568,903	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.22%		02/25/2037	38,934,496

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,066,646	Specialty Underwriting & Residential Finance Trust, Series 2006-BC2-A2B	3.45%		02/25/2037	1,747,951
14,213,129	Specialty Underwriting & Residential Finance Trust, Series 2007-AB1-A2C (1 Month LIBOR USD + 0.25%, 0.25% Floor)	1.87%		03/25/2037	8,947,366
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22	% (a)(c)	01/28/2050	9,554,684
4,079,687	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.28	% (c)	04/25/2037	2,078,482
1,507,961	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.10	% (c)	06/25/2037	1,081,516
6,329,000	Starwood Mortgage Residential Trust, Series 2021-1-B2	4.52	% (a)(c)	05/25/2065	6,105,067
5,000,000	Starwood Mortgage Residential Trust, Series 2021-2-B1	2.75	% (a)(c)	05/25/2065	4,683,078
7,110,000	Starwood Mortgage Residential Trust, Series 2021-2-B2	3.00	% (a)(c)	05/25/2065	6,674,540
9,103,000	Starwood Mortgage Residential Trust, Series 2021-5-M1	3.25	% (a)(c)	09/25/2066	7,496,178
183,957	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.22	% (c)	09/25/2034	183,457
1,692,359	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.04	% (c)	12/25/2035	1,531,713
2,469,124	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	3.76	% (c)	01/25/2037	2,059,038
7,704,932	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	3.10	% (c)	02/25/2036	5,130,600
2,165,649	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	3.33	% (c)	09/25/2036	2,009,302
8,138,653	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	2.22%		08/25/2037	7,222,674
78,087,207	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.78%		06/25/2036	53,248,174
8,676,001	Structured Asset Investment Loan Trust, Series 2006-4-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.80%		07/25/2036	5,795,011
20,800,000	Structured Asset Investment Loan Trust, Series 2006-4-A5 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	1.93%		07/25/2036	7,735,048
9,569,399	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	2.02%		04/25/2036	8,173,226
915,039	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.63	% (c)	07/25/2033	907,949
8,926,122	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	5,715,706
72,875,219	Structured Asset Securities Corporation, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	1.94%		12/25/2036	46,952,717
15,707,786	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	1.96%		12/25/2036	15,314,979
57,644,651	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (a)(d)(f)(g)	03/28/2045	4,734,623
20,127,500	Structured Asset Securities Corporation, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	2.12%		11/25/2037	17,067,711
14,018,000	Structured Asset Securities Corporation, Series 2007-MN1A-A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	1.86	% (a)	01/25/2037	9,883,077
17,003,027	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.81	% (a)	03/25/2037	14,050,436
263,415	SunTrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	243,396
461,912	SunTrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	289,685
11,289,902	Terwin Mortgage Trust, Series 2006-7-2A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16	% (a)	08/25/2037	5,738,169
170,757	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 11.50% Cap)	2.62%		12/25/2033	165,050

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,230,876	Thornburg Mortgage Securities Trust, Series 2004-4-5A	1.96	% (c)	12/25/2044	2,890,567
5,491,796	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	4.83%		03/25/2037	5,063,182
1,646,478	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	4.83%		03/25/2037	1,473,905
17,250,361	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72	% (b)	09/25/2022	17,185,128
4,100,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A2	3.23	% (a)(b)	03/25/2023	3,993,905
30,000,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A1	2.24	% (a)(b)	06/25/2024	28,237,431
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40	% (a)	03/18/2038	4,708,766
8,900,000	Tricon American Homes Trust, Series 2020-SFR1-D	2.55	% (a)	07/17/2038	8,204,070
1,600,000	Tricon American Homes Trust, Series 2020-SFR1-E	3.54	% (a)	07/19/2038	1,516,445
16,000,000	Tricon Residential Trust, Series 2021-SFR1-B	2.24	% (a)	07/19/2038	14,491,646
13,250,000	Tricon Residential Trust, Series 2021-SFR1-C	2.34	% (a)	07/19/2038	11,916,948
5,250,000	Tricon Residential Trust, Series 2021-SFR1-D	2.59	% (a)	07/19/2038	4,700,022
10,000,000	Tricon Residential Trust, Series 2021-SFR1-E2	2.89	% (a)	07/19/2038	8,833,262
11,300,000	Tricon Residential Trust, Series 2021-SFR1-F	3.69	% (a)	07/19/2038	10,065,187
11,631,662	TVC Mortgage Trust, Series 2020-RTL1-A1	3.47	% (a)	09/25/2024	11,610,932
5,661,374	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(b)	05/25/2051	5,328,064
27,370,271	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(b)	08/25/2051	25,788,132
41,707,512	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(b)	08/25/2051	39,406,884
17,537,462	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(b)	09/25/2051	16,535,663
10,704,175	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07	% (a)(c)	11/25/2047	10,308,962
12,661,794	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(c)	10/25/2048	12,419,827
33,470,296	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76	% (a)(c)	03/25/2049	32,834,019
3,187,956	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(c)	03/25/2049	2,924,716
12,704,035	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(c)	07/25/2049	12,383,103
4,678,182	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26	% (a)(c)	07/25/2049	4,480,165
2,710,466	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54	% (a)(c)	02/25/2050	2,432,706
6,100,000	Verus Securitization Trust, Series 2021-3-M1	2.40	% (a)(c)	06/25/2066	4,703,790
4,588,000	Verus Securitization Trust, Series 2021-4-B1	3.05	% (a)(c)	07/25/2066	3,381,790
2,300,000	Verus Securitization Trust, Series 2021-4-B2	3.81	% (a)(c)	07/25/2066	1,631,312
2,500,000	Verus Securitization Trust, Series 2021-4-M1	2.20	% (a)(c)	07/25/2066	1,904,520
6,651,000	Verus Securitization Trust, Series 2021-5-B1	3.04	% (a)(c)	09/25/2066	4,890,857
9,255,000	Verus Securitization Trust, Series 2021-5-M1	2.33	% (a)(c)	09/25/2066	6,962,220
19,380,853	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(b)	08/25/2051	18,293,803
14,747,261	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(b)	11/27/2051	14,165,338
26,508,121	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(b)	02/27/2051	25,279,175
8,295,722	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(b)	02/27/2051	7,896,216
70,929,709	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(b)	02/27/2051	67,689,314
10,020,511	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(b)	03/27/2051	9,604,966
30,598,254	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(b)	04/25/2051	29,228,119
2,467,416	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(b)	05/25/2051	2,350,862
6,662,083	Voyager Trust, Series 2009-1-SAC3	20.62	% (a)(c)	02/26/2038	5,254,746
1,320,102	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE2-A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	2.10%		05/25/2036	1,089,299
19,929,332	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2-2A2 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	1.84%		02/25/2037	7,564,545

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,132,693	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	3,660,087
1,095,439	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-4-5A1	5.50%		06/25/2035	1,001,005
449,259	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	32.74	% (g)	07/25/2035	535,193
1,454,812	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	2.22%		07/25/2035	1,327,588
336,627	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-6-2A7	5.50%		08/25/2035	298,919
4,453,157	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	3.07%		08/25/2035	4,281,575
404,833	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	32.19	% (g)	08/25/2035	463,422
2,473,622	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-3CB	6.50%		08/25/2035	2,103,364
5,571,417	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-1A2	5.50%		10/25/2035	5,329,105
4,731,983	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-2A2	5.50%		11/25/2035	4,440,250
1,314,829	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-CX	5.50	% (f)	11/25/2035	237,108
4,920,207	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19-B1 (1 Month LIBOR USD + 1.05%, 1.05% Floor, 10.50% Cap)	2.67%		12/25/2045	4,397,628
4,633,350	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-2CB1	7.00%		02/25/2036	3,819,044
1,871,308	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	1,682,868
946,972	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A2	5.75%		02/25/2036	876,111
804,493	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A7	5.75%		02/25/2036	744,623
2,215,866	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-3-3CB4	6.00%		04/25/2036	1,977,748
1,275,129	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-1A8	5.75%		07/25/2036	1,029,083
2,741,399	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB1	6.00%		07/25/2036	2,108,166
4,979,534	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	3,829,317
13,682,122	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A3	6.72%		07/25/2036	4,003,076
5,701,673	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A5	6.95%		07/25/2036	1,667,129
8,155,585	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.17%		10/25/2036	3,424,509
2,950,004	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-9-A7	4.31%		10/25/2036	1,032,324

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,502,330	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-1A1	2.86	% (c)	09/25/2036	5,972,815
4,079,420	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.82%		12/25/2036	2,384,871
6,576,025	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	1.32%		11/25/2046	5,850,054
6,041,160	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	1.43%		06/25/2046	4,687,591
5,346,550	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	1.47%		06/25/2046	4,405,679
3,671,491	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	1.46%		06/25/2046	3,401,802
546,256	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6-2A3	3.10	% (c)	08/25/2036	475,728
7,906,049	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	7,027,815
2,704,795	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A2	6.00%		04/25/2037	2,459,500
3,725,070	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A3	6.00%		04/25/2037	3,386,982
2,519,082	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	2,395,019
175,767	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	29.74	% (g)	06/25/2037	245,246
4,394,185	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A6	6.00%		06/25/2037	4,214,577
8,242,923	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE1-2A2 (1 Month LIBOR USD + 0.11%, 0.11% Floor)	1.73%		01/25/2037	4,270,091
15,417,460	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.79%		07/25/2047	11,906,279
5,421,918	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY3-4A1	3.11	% (c)	03/25/2037	5,091,847
8,188,122	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5-1A1	2.97	% (c)	05/25/2037	7,433,116
6,145,116	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	1.74%		01/25/2047	5,708,128
578,899	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	521,017
2,541,816	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	2,287,672
2,191,602	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	1,972,474
3,591,925	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	3,232,785
14,293,887	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	13,159,692
2,482,082	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	1.97%		06/25/2037	2,205,021
3,656,491	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.03	% (f)(g)	06/25/2037	287,570
277,114	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	258,167

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,829,540	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	4,450,063
1,918,807	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	1,768,038
3,910,351	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	3,523,406
28,056,921	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	25,622,868
5,472,630	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	2.89	% (c)	12/28/2037	5,183,712
1,834,999	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.66	% (c)	09/25/2036	1,696,969
948,514	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.66	% (c)	09/25/2036	903,243
942,039	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	2.87	% (c)	04/25/2036	899,775
1,425,522	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	1,276,509
99,142	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	88,134
3,210,170	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	2,874,604
869,471	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	778,563
295,693	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.12%		06/25/2037	248,705
807,827	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	723,383
341,991	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.12%		06/25/2037	287,646
154,278	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	29.26	% (g)	06/25/2037	193,435
12,565,497	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	2.93	% (c)	12/25/2037	11,764,881

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $11,909,889,787)					10,339,832,367

US Government and Agency Mortgage Backed Obligations - 42.1%
2,292,466	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C03490	4.50%		08/01/2040	2,369,861
17,910,353	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91388	3.50%		02/01/2032	17,932,968
9,164,223	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91403	3.50%		03/01/2032	9,175,797
9,295,308	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91413	3.50%		12/01/2031	9,307,046
4,725,714	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91417	3.50%		01/01/2032	4,731,682
18,932,055	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91447	3.50%		05/01/2032	18,955,970
23,231,763	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91594	3.00%		01/01/2033	22,844,510
6,966,354	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91596	3.00%		02/01/2033	6,850,225
3,473,280	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98901	3.50%		01/01/2032	3,477,666
7,941,563	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98923	3.50%		01/01/2032	7,951,590
9,253,536	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D99724	3.00%		11/01/2032	9,099,309
8,105,308	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	8,540,325
1,583,573	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	1,669,627
6,174,491	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07801	4.00%		10/01/2044	6,227,928
13,453,125	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07862	4.00%		01/01/2044	13,569,659
14,553,744	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07905	4.00%		01/01/2042	14,741,896
28,325,102	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08534	3.00%		06/01/2043	27,090,361
9,209,240	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	8,806,838
17,013,030	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08614	3.00%		11/01/2044	16,218,895
19,237,451	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08619	3.00%		12/01/2044	18,331,611
25,176,675	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	23,985,889

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
47,675,211	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%	02/01/2045	45,420,219
23,935,252	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%	03/01/2045	22,792,947
67,986,419	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08635	3.00%	04/01/2045	64,713,423
20,286,651	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08640	3.00%	05/01/2045	19,305,818
108,378,408	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08648	3.00%	06/01/2045	103,138,535
20,705,503	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08653	3.00%	07/01/2045	19,695,744
12,099,332	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08658	3.00%	08/01/2045	11,506,900
13,629,714	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08670	3.00%	10/01/2045	12,956,896
159,196,620	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08675	3.00%	11/01/2045	151,337,471
66,198,226	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08680	3.00%	12/01/2045	62,902,786
27,943,911	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%	01/01/2046	26,552,531
62,217,660	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08692	3.00%	02/01/2046	59,107,521
19,627,874	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08705	3.00%	05/01/2046	18,626,462
22,732,508	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08715	3.00%	08/01/2046	21,558,589
1,226,470	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08800	3.50%	02/01/2048	1,200,208
14,667,570	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G16072	3.00%	02/01/2032	14,620,298
26,791,096	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60251	3.50%	10/01/2045	26,250,164
70,719,227	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60393	3.50%	01/01/2046	69,234,821
11,881,067	Federal Home Loan Mortgage Corporation Pass-Thru, Pool J22834	2.50%	03/01/2028	11,727,230
24,671,644	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13637	3.00%	11/01/2042	23,616,779
24,980,587	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13638	3.00%	11/01/2042	23,909,892
41,942,166	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q16672	3.00%	03/01/2043	40,122,547
2,882,010	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q23595	4.00%	12/01/2043	2,914,208
3,244,295	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24052	4.00%	01/01/2044	3,275,886
2,736,392	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24172	4.00%	01/01/2044	2,760,072
2,928,386	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24979	4.00%	02/01/2044	2,953,717
11,203,590	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q31596	3.50%	02/01/2045	10,991,355
4,808,615	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32861	3.50%	04/01/2045	4,711,514
11,697,256	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32921	3.50%	04/01/2045	11,466,004
12,428,751	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q39502	3.50%	03/01/2046	12,167,439
27,487,181	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q44073	3.00%	09/01/2046	26,051,041
16,339,346	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7965	2.00%	09/01/2051	13,790,570
14,766,925	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7970	2.00%	09/01/2051	12,463,293
11,604,502	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA2854	2.50%	06/01/2050	10,474,338
55,752,948	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA3515	2.50%	09/01/2050	50,280,036
23,605,364	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4218	2.50%	12/01/2050	21,276,961
17,519,546	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4968	2.50%	04/01/2046	15,911,185
67,848,941	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA5267	3.00%	05/01/2051	63,372,065
64,195,908	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB0714	2.00%	12/01/2041	56,863,120
83,769,760	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5089	1.50%	12/01/2040	71,069,746
9,521,630	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5106	2.50%	03/01/2041	8,766,186
95,270,401	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5110	1.50%	05/01/2041	81,162,025
61,656,550	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5131	2.00%	10/01/2041	55,141,004
44,400,431	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RE6097	2.00%	05/01/2051	37,483,112

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,297,803	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%		04/01/2047	17,434,115
37,928,299	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%		11/01/2050	33,274,197
52,216,999	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0715	2.00%		09/01/2051	45,784,666
231,328,697	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7534	2.50%		02/01/2051	210,877,489
95,945,134	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8152	3.00%		06/01/2051	89,576,096
3,657,647	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8168	3.00%		09/01/2051	3,414,742
10,935,225	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8169	3.50%		09/01/2051	10,551,959
43,604,457	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8214	3.50%		05/01/2052	41,999,735
43,321,740	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SE9043	2.00%		09/01/2051	36,563,878
1,019,923	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60392	4.00%		10/01/2041	1,003,698
1,726,213	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60681	4.00%		05/01/2042	1,701,758
6,239,002	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60782	3.50%		07/01/2042	5,991,288
7,291,883	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60853	3.50%		09/01/2042	7,002,361
7,949,569	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	7,633,952
1,296,232	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65110	3.50%		10/01/2042	1,244,593
8,026,442	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65492	3.00%		06/01/2048	7,443,155
577,459	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69016	5.00%		06/01/2041	592,010
13,060,816	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69050	3.50%		05/01/2046	12,638,536
141,500	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	141,449
1,498,853	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99125	3.00%		01/01/2043	1,425,285
25,910,789	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99193	3.50%		03/01/2044	25,394,218
58,852,269	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V81821	3.00%		08/01/2045	56,005,995
17,086,980	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82117	3.00%		12/01/2045	16,242,859
14,227,988	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82209	3.50%		02/01/2046	13,928,790
7,452,999	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82248	3.50%		03/01/2046	7,296,317
90,119,905	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z40117	3.00%		04/01/2045	85,860,738
7,562,717	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZS4750	3.00%		01/01/2048	7,124,675
16,568,154	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	15,684,758
523,725	Federal Home Loan Mortgage Corporation REMICS, Series 2519-ZD	5.50%		11/15/2032	549,661
284,972	Federal Home Loan Mortgage Corporation REMICS, Series 2596-ZL	5.00%		04/15/2033	298,615
188,970	Federal Home Loan Mortgage Corporation REMICS, Series 2684-ZN	4.00%		10/15/2033	191,119
1,259,460	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	1,318,247
3,302,708	Federal Home Loan Mortgage Corporation REMICS, Series 2825-PZ	5.50%		07/15/2034	3,511,620
1,976,604	Federal Home Loan Mortgage Corporation REMICS, Series 2898-JZ	5.00%		12/15/2034	2,058,116
4,867,082	Federal Home Loan Mortgage Corporation REMICS, Series 2899-AZ	5.00%		12/15/2034	5,074,810
2,570,613	Federal Home Loan Mortgage Corporation REMICS, Series 2909-Z	5.00%		12/15/2034	2,681,473
5,183,166	Federal Home Loan Mortgage Corporation REMICS, Series 2932-Z	5.00%		02/15/2035	5,415,183
259,608	Federal Home Loan Mortgage Corporation REMICS, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.33	% (f)(g)	03/15/2035	9,027
2,144,034	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	5.18	% (f)(g)	07/15/2035	243,900

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,359,344	Federal Home Loan Mortgage Corporation REMICS, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.78	% (f)(g)	09/15/2035	108,132
479,146	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	5.41	% (f)(g)	10/15/2035	39,329
3,434,305	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	3,650,757
591,166	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	588,602
1,614,979	Federal Home Loan Mortgage Corporation REMICS, Series 3174-PZ	5.00%		01/15/2036	1,690,498
432,384	Federal Home Loan Mortgage Corporation REMICS, Series 3187-JZ	5.00%		07/15/2036	452,742
1,153,775	Federal Home Loan Mortgage Corporation REMICS, Series 3188-ZK	5.00%		07/15/2036	1,204,880
1,844,984	Federal Home Loan Mortgage Corporation REMICS, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	5.18	% (f)(g)	08/15/2036	199,508
2,309,958	Federal Home Loan Mortgage Corporation REMICS, Series 3203-Z	5.00%		07/15/2036	2,421,758
3,660,144	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	3,837,293
2,529,378	Federal Home Loan Mortgage Corporation REMICS, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	5.11	% (f)(g)	01/15/2037	284,605
2,189,415	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.76	% (f)(g)	02/15/2037	173,923
608,940	Federal Home Loan Mortgage Corporation REMICS, Series 3315-HZ	6.00%		05/15/2037	645,307
1,632,889	Federal Home Loan Mortgage Corporation REMICS, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.33	% (f)(g)	06/15/2037	209,931
408,496	Federal Home Loan Mortgage Corporation REMICS, Series 3351-ZC	5.50%		07/15/2037	427,770
5,222,891	Federal Home Loan Mortgage Corporation REMICS, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.73	% (f)(g)	08/15/2037	560,039
231,744	Federal Home Loan Mortgage Corporation REMICS, Series 3369-Z	6.00%		09/15/2037	247,513
567,994	Federal Home Loan Mortgage Corporation REMICS, Series 3405-ZG	5.50%		01/15/2038	593,499
603,920	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.86	% (f)(g)	02/15/2038	43,554
1,147,132	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	4.33	% (f)(g)	03/15/2038	103,203
188,371	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	4.33	% (f)(g)	03/15/2038	16,446
238,977	Federal Home Loan Mortgage Corporation REMICS, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	4.71	% (f)(g)	02/15/2037	27,127
249,127	Federal Home Loan Mortgage Corporation REMICS, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	4.74	% (f)(g)	06/15/2038	23,232
103,148	Federal Home Loan Mortgage Corporation REMICS, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	4.75	% (f)(g)	07/15/2038	6,674
1,983,862	Federal Home Loan Mortgage Corporation REMICS, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	4.53	% (f)(g)	08/15/2038	138,751
2,695,472	Federal Home Loan Mortgage Corporation REMICS, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	4.23	% (f)(g)	02/15/2038	218,661
847,997	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.24	% (c)(f)	06/15/2038	837,685
72,844	Federal Home Loan Mortgage Corporation REMICS, Series 3530-GZ	4.50	% (h)	05/15/2039	67,894

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,520,269	Federal Home Loan Mortgage Corporation REMICS, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.43	% (f)(g)	06/15/2039	338,185
222,220	Federal Home Loan Mortgage Corporation REMICS, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.83	% (f)(g)	06/15/2039	25,515
92,443	Federal Home Loan Mortgage Corporation REMICS, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	4.48	% (f)(g)	07/15/2039	9,628
3,165,610	Federal Home Loan Mortgage Corporation REMICS, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	5.88	% (f)(g)	08/15/2035	359,456
883,022	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.68	% (f)(g)	10/15/2049	85,906
975,270	Federal Home Loan Mortgage Corporation REMICS, Series 3583-GB	4.50%		10/15/2039	1,002,522
1,965,843	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	5.03	% (f)(g)	03/15/2032	176,733
2,800,953	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	2,992,985
4,116,217	Federal Home Loan Mortgage Corporation REMICS, Series 3641-Z	5.50%		02/15/2036	4,397,053
3,787,546	Federal Home Loan Mortgage Corporation REMICS, Series 3654-ZB	5.50%		11/15/2037	4,044,983
9,061,467	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	9,677,143
424,254	Federal Home Loan Mortgage Corporation REMICS, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	5.13	% (f)(g)	05/15/2040	48,267
3,574,377	Federal Home Loan Mortgage Corporation REMICS, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.73	% (f)(g)	08/15/2032	240,927
1,396,808	Federal Home Loan Mortgage Corporation REMICS, Series 3704-EI	5.00	% (f)	12/15/2036	245,543
1,636,385	Federal Home Loan Mortgage Corporation REMICS, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	19.69	% (g)	08/15/2040	1,701,786
2,217,173	Federal Home Loan Mortgage Corporation REMICS, Series 3724-CM	5.50%		06/15/2037	2,324,611
7,272,386	Federal Home Loan Mortgage Corporation REMICS, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.73	% (f)(g)	09/15/2040	929,212
186,682	Federal Home Loan Mortgage Corporation REMICS, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	7.35	% (g)	10/15/2040	177,905
4,674,509	Federal Home Loan Mortgage Corporation REMICS, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	7.88	% (g)	11/15/2040	4,085,955
15,169,185	Federal Home Loan Mortgage Corporation REMICS, Series 3768-ZX	5.00%		12/15/2040	15,856,938
2,245,062	Federal Home Loan Mortgage Corporation REMICS, Series 3771-AL	4.00%		12/15/2030	2,288,305
6,364,521	Federal Home Loan Mortgage Corporation REMICS, Series 3779-BY	3.50%		12/15/2030	6,388,156
13,989,030	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	14,485,434
7,021,799	Federal Home Loan Mortgage Corporation REMICS, Series 3779-LB	4.00%		12/15/2030	7,157,034
1,721,955	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	1,728,350
5,756,629	Federal Home Loan Mortgage Corporation REMICS, Series 3783-AC	4.00%		01/15/2031	5,867,593
3,113,119	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	6.85	% (g)	01/15/2041	2,802,737

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,014,945	Federal Home Loan Mortgage Corporation REMICS, Series 3788-AY	3.50%		01/15/2031	5,033,879
1,037,648	Federal Home Loan Mortgage Corporation REMICS, Series 3790-Z	4.00%		01/15/2041	1,045,011
12,268,117	Federal Home Loan Mortgage Corporation REMICS, Series 3800-VZ	4.50%		02/15/2041	12,683,366
1,721,189	Federal Home Loan Mortgage Corporation REMICS, Series 3803-ZM	4.00%		02/15/2041	1,724,025
19,533,472	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	20,735,593
6,945,645	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	6,972,034
5,848,342	Federal Home Loan Mortgage Corporation REMICS, Series 3812-EY	3.50%		02/15/2031	5,870,511
1,515,083	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	1,579,450
323,856	Federal Home Loan Mortgage Corporation REMICS, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	5.15	% (f)(g)	06/15/2040	4,394
4,149,170	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	4,405,755
14,007,851	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	14,061,148
3,350,433	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	9.23	% (g)	02/15/2041	3,245,800
4,752,157	Federal Home Loan Mortgage Corporation REMICS, Series 3829-VZ	4.00%		03/15/2041	4,714,034
8,728,655	Federal Home Loan Mortgage Corporation REMICS, Series 3843-PZ	5.00	% (h)	04/15/2041	9,227,019
13,387,839	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	14,218,303
4,402,608	Federal Home Loan Mortgage Corporation REMICS, Series 3870-PB	4.50%		06/15/2041	4,532,041
20,324,793	Federal Home Loan Mortgage Corporation REMICS, Series 3871-LZ	5.50%		06/15/2041	21,730,680
6,135,596	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	6,049,278
3,445,762	Federal Home Loan Mortgage Corporation REMICS, Series 3877-EY	4.50%		06/15/2041	3,350,653
940,841	Federal Home Loan Mortgage Corporation REMICS, Series 3877-GY	4.50%		06/15/2041	902,444
8,537,211	Federal Home Loan Mortgage Corporation REMICS, Series 3877-ZU	4.50%		06/15/2041	8,832,267
2,715,681	Federal Home Loan Mortgage Corporation REMICS, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	4.65	% (f)(g)	07/15/2041	228,877
11,247,233	Federal Home Loan Mortgage Corporation REMICS, Series 3901-VZ	4.00%		07/15/2041	11,174,323
19,002,977	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	20,140,153
2,734,513	Federal Home Loan Mortgage Corporation REMICS, Series 3910-ZE	5.00%		10/15/2034	2,849,967
3,727,715	Federal Home Loan Mortgage Corporation REMICS, Series 3919-KL	4.50%		09/15/2041	3,851,389
13,260,719	Federal Home Loan Mortgage Corporation REMICS, Series 3919-ZJ	4.00%		09/15/2041	13,572,481

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
916,831	Federal Home Loan Mortgage Corporation REMICS, Series 3942-JZ	4.00%		10/15/2041	896,570
3,794,267	Federal Home Loan Mortgage Corporation REMICS, Series 3944-AZ	4.00%		10/15/2041	3,805,313
1,454,946	Federal Home Loan Mortgage Corporation REMICS, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	10.73	% (g)	10/15/2041	1,496,004
12,319,592	Federal Home Loan Mortgage Corporation REMICS, Series 3969-AB	4.00%		10/15/2033	12,460,139
2,145,389	Federal Home Loan Mortgage Corporation REMICS, Series 3982-AZ	3.50%		01/15/2042	2,024,885
50,579,867	Federal Home Loan Mortgage Corporation REMICS, Series 3990-ZA	3.50%		01/15/2042	49,352,475
3,537,323	Federal Home Loan Mortgage Corporation REMICS, Series 3999-EZ	4.00%		02/15/2042	3,513,003
22,204,715	Federal Home Loan Mortgage Corporation REMICS, Series 3999-ZB	4.00%		02/15/2042	22,079,769
35,978,322	Federal Home Loan Mortgage Corporation REMICS, Series 4016-KZ	4.00	% (h)	03/15/2042	36,452,819
191,791	Federal Home Loan Mortgage Corporation REMICS, Series 4050-BC	2.00%		05/15/2041	191,737
816,885	Federal Home Loan Mortgage Corporation REMICS, Series 4050-ND	2.50%		09/15/2041	807,526
72,417,056	Federal Home Loan Mortgage Corporation REMICS, Series 4084-TZ	4.00%		07/15/2042	71,884,060
48,572,024	Federal Home Loan Mortgage Corporation REMICS, Series 4097-ZA	3.50	% (h)	08/15/2042	47,580,790
51,533,794	Federal Home Loan Mortgage Corporation REMICS, Series 4109-GE	4.50%		10/15/2041	53,442,483
15,366,435	Federal Home Loan Mortgage Corporation REMICS, Series 4116-AP	1.35%		08/15/2042	13,906,643
3,984,336	Federal Home Loan Mortgage Corporation REMICS, Series 4121-AV	3.00%		12/15/2035	3,928,878
19,375,533	Federal Home Loan Mortgage Corporation REMICS, Series 4160-HP	2.50%		01/15/2033	18,847,933
17,827,545	Federal Home Loan Mortgage Corporation REMICS, Series 4162-ZJ	3.00%		02/15/2033	17,275,906
1,713,611	Federal Home Loan Mortgage Corporation REMICS, Series 4165-ZT	3.00	% (h)	02/15/2043	1,549,847
49,816,161	Federal Home Loan Mortgage Corporation REMICS, Series 4174-Z	3.50	% (h)	03/15/2043	49,088,526
82,941,895	Federal Home Loan Mortgage Corporation REMICS, Series 4179-AZ	4.00%		01/15/2041	83,487,520
9,248,410	Federal Home Loan Mortgage Corporation REMICS, Series 4183-ZB	3.00%		03/15/2043	8,104,897
3,285,324	Federal Home Loan Mortgage Corporation REMICS, Series 4186-ZJ	3.00%		03/15/2033	3,057,079
10,445,927	Federal Home Loan Mortgage Corporation REMICS, Series 4189-ML	3.00%		04/15/2038	10,036,058
40,143,373	Federal Home Loan Mortgage Corporation REMICS, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	4.13	% (g)	06/15/2043	31,017,420
19,309,604	Federal Home Loan Mortgage Corporation REMICS, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	4.15	% (g)	07/15/2043	15,286,496
27,551,731	Federal Home Loan Mortgage Corporation REMICS, Series 4223-ZV	4.00%		07/15/2043	28,187,449

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,572,998	Federal Home Loan Mortgage Corporation REMICS, Series 4229-TZ	3.00%		06/15/2043	5,227,998
33,874,830	Federal Home Loan Mortgage Corporation REMICS, Series 4229-ZA	4.00%		07/15/2043	34,530,376
8,852,526	Federal Home Loan Mortgage Corporation REMICS, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	3.85	% (g)	09/15/2043	7,101,523
24,809,125	Federal Home Loan Mortgage Corporation REMICS, Series 4250-BZ	3.00	% (h)	09/15/2033	24,088,098
10,760,256	Federal Home Loan Mortgage Corporation REMICS, Series 4267-BZ	4.00%		10/15/2040	10,961,106
24,510,970	Federal Home Loan Mortgage Corporation REMICS, Series 4283-ZL	3.00	% (h)	08/15/2033	24,013,909
20,598,671	Federal Home Loan Mortgage Corporation REMICS, Series 4355-ZX	4.00%		05/15/2044	20,883,390
17,071,261	Federal Home Loan Mortgage Corporation REMICS, Series 4376-GZ	3.00	% (h)	08/15/2044	15,780,585
54,273,667	Federal Home Loan Mortgage Corporation REMICS, Series 4377-LZ	3.00	% (h)	08/15/2044	50,307,635
1,988,537	Federal Home Loan Mortgage Corporation REMICS, Series 4379-KA	3.00%		08/15/2044	1,926,328
1,065,395	Federal Home Loan Mortgage Corporation REMICS, Series 4384-A	3.00%		12/15/2040	1,066,673
29,666,887	Federal Home Loan Mortgage Corporation REMICS, Series 4384-ZY	3.00	% (h)	09/15/2044	27,601,692
892,808	Federal Home Loan Mortgage Corporation REMICS, Series 4390-NY	3.00%		06/15/2040	892,057
150,357,022	Federal Home Loan Mortgage Corporation REMICS, Series 4390-NZ	3.00	% (h)	09/15/2044	139,332,740
42,243	Federal Home Loan Mortgage Corporation REMICS, Series 4391-MA	3.00%		07/15/2040	42,209
14,308,577	Federal Home Loan Mortgage Corporation REMICS, Series 4408-PB	3.00%		04/15/2044	14,002,163
21,209,447	Federal Home Loan Mortgage Corporation REMICS, Series 4427-CE	3.00%		02/15/2034	21,049,182
8,617,586	Federal Home Loan Mortgage Corporation REMICS, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	4.28	% (f)(g)	07/15/2044	700,331
9,468,944	Federal Home Loan Mortgage Corporation REMICS, Series 4429-HA	3.00%		04/15/2034	9,392,406
28,651,898	Federal Home Loan Mortgage Corporation REMICS, Series 4434-LZ	3.00	% (h)	02/15/2045	26,180,557
1,449,757	Federal Home Loan Mortgage Corporation REMICS, Series 4438-B	3.00%		10/15/2043	1,438,660
10,713,318	Federal Home Loan Mortgage Corporation REMICS, Series 4441-VZ	3.00	% (h)	02/15/2045	9,753,741
3,022,366	Federal Home Loan Mortgage Corporation REMICS, Series 4444-CH	3.00%		01/15/2041	3,023,409
31,143,367	Federal Home Loan Mortgage Corporation REMICS, Series 4444-CZ	3.00	% (h)	02/15/2045	28,640,642
1,411,222	Federal Home Loan Mortgage Corporation REMICS, Series 4447-A	3.00%		06/15/2041	1,413,539
25,123,389	Federal Home Loan Mortgage Corporation REMICS, Series 4447-YZ	4.00%		08/15/2043	25,419,722
45,925,930	Federal Home Loan Mortgage Corporation REMICS, Series 4463-ZC	3.00%		04/15/2045	43,290,397
30,988,232	Federal Home Loan Mortgage Corporation REMICS, Series 4467-ZA	3.00	% (h)	04/15/2045	29,064,932

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,109,370	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	20,019,000
17,486,210	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BC	3.00%		12/15/2041	17,407,629
45,466,738	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	44,526,276
9,723,500	Federal Home Loan Mortgage Corporation REMICS, Series 4481-B	3.00%		12/15/2042	9,634,892
63,678,201	Federal Home Loan Mortgage Corporation REMICS, Series 4483-CA	3.00%		06/15/2044	62,447,320
34,003,147	Federal Home Loan Mortgage Corporation REMICS, Series 4483-PA	2.50%		06/15/2045	32,685,814
8,785,737	Federal Home Loan Mortgage Corporation REMICS, Series 4492-GZ	3.50%		07/15/2045	8,444,155
1,528,223	Federal Home Loan Mortgage Corporation REMICS, Series 4498-PD	2.50%		08/15/2042	1,522,138
4,600,890	Federal Home Loan Mortgage Corporation REMICS, Series 4499-AB	3.00%		06/15/2042	4,570,917
6,683,337	Federal Home Loan Mortgage Corporation REMICS, Series 4500-GO	0.00	% (i)	08/15/2045	5,582,961
12,868,641	Federal Home Loan Mortgage Corporation REMICS, Series 4504-CA	3.00%		04/15/2044	12,697,694
22,137,165	Federal Home Loan Mortgage Corporation REMICS, Series 4527-GA	3.00%		02/15/2044	21,685,328
45,814,317	Federal Home Loan Mortgage Corporation REMICS, Series 4533-AB	3.00%		06/15/2044	44,918,047
41,768,041	Federal Home Loan Mortgage Corporation REMICS, Series 4543-HG	2.70%		04/15/2044	40,738,734
62,614,984	Federal Home Loan Mortgage Corporation REMICS, Series 4573-CA	3.00%		11/15/2044	61,380,749
12,954,185	Federal Home Loan Mortgage Corporation REMICS, Series 4573-DA	3.00%		03/15/2045	12,769,601
45,931,181	Federal Home Loan Mortgage Corporation REMICS, Series 4582-HA	3.00%		09/15/2045	44,777,216
13,057,930	Federal Home Loan Mortgage Corporation REMICS, Series 4588-DA	3.00%		02/15/2044	12,904,400
8,303,660	Federal Home Loan Mortgage Corporation REMICS, Series 4629-KA	3.00%		03/15/2045	8,172,603
36,358,107	Federal Home Loan Mortgage Corporation REMICS, Series 4636-DZ	3.50	% (h)	12/15/2046	35,254,816
26,353,803	Federal Home Loan Mortgage Corporation REMICS, Series 4679-VZ	3.50	% (h)	02/15/2047	25,512,645
7,404,135	Federal Home Loan Mortgage Corporation REMICS, Series 4744-KA	3.00%		08/15/2046	7,195,989
9,981,056	Federal Home Loan Mortgage Corporation REMICS, Series 4766-ZB	4.00	% (h)	01/15/2048	10,063,697
6,074,450	Federal Home Loan Mortgage Corporation REMICS, Series 4791-IO	3.00	% (f)	05/15/2048	973,588
34,743,329	Federal Home Loan Mortgage Corporation REMICS, Series 4791-JT	3.00%		05/15/2048	33,283,414
4,849,188	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LI	3.00	% (f)	05/15/2048	632,897
4,849,188	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LO	0.00	% (i)	05/15/2048	3,892,085

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,595,001	Federal Home Loan Mortgage Corporation REMICS, Series 4791-PO	0.00	% (i)	05/15/2048	15,670,346
14,763,552	Federal Home Loan Mortgage Corporation REMICS, Series 4792-A	3.00%		05/15/2048	14,142,265
9,254,202	Federal Home Loan Mortgage Corporation REMICS, Series 4793-C	3.00%		06/15/2048	8,838,861
8,704,943	Federal Home Loan Mortgage Corporation REMICS, Series 4795-AO	0.00	% (i)	05/15/2048	6,876,949
7,130,212	Federal Home Loan Mortgage Corporation REMICS, Series 4801-OG	0.00	% (i)	06/15/2048	5,776,456
14,118,591	Federal Home Loan Mortgage Corporation REMICS, Series 4901-BD	3.00%		07/25/2049	13,664,664
30,702,039	Federal Home Loan Mortgage Corporation REMICS, Series 4924-ST (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	08/25/2048	3,696,172
13,894,686	Federal Home Loan Mortgage Corporation REMICS, Series 5004-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (f)(g)	07/25/2050	2,273,390
14,167,518	Federal Home Loan Mortgage Corporation REMICS, Series 5081-MI	2.50	% (f)	03/25/2051	2,148,986
59,160,592	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	55,172,506
9,342,640	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	1.57	% (f)(g)	06/25/2051	154,524
23,269,805	Federal Home Loan Mortgage Corporation REMICS, Series 5117-D	2.00%		06/25/2051	21,759,490
48,110,302	Federal Home Loan Mortgage Corporation REMICS, Series 5126-AH	2.00%		02/25/2037	44,867,129
29,308,428	Federal Home Loan Mortgage Corporation REMICS, Series 5145-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.67	% (f)(g)	09/25/2051	992,345
54,853,097	Federal Home Loan Mortgage Corporation REMICS, Series 5157-EI	3.00	% (f)	10/25/2051	7,958,433
13,761,711	Federal Home Loan Mortgage Corporation REMICS, Series 5159-CD	1.50%		07/25/2041	12,543,426
46,249,534	Federal Home Loan Mortgage Corporation REMICS, Series 5160-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.74%, 3.74% Cap)	2.81	% (f)(g)	08/25/2050	4,875,228
25,366,870	Federal Home Loan Mortgage Corporation REMICS, Series 5175-CZ	2.50	% (h)	09/25/2051	17,119,474
28,198,537	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	30,089,026
100,600,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-M1B (Secured Overnight Financing Rate 30 Day Average + 2.90%)	3.83	% (a)(e)	04/25/2042	94,825,801
9,968,121	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	9,582,496
5,437,926	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	5,220,710
1,992,975	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	2.93	% (a)	01/25/2051	1,857,676
1,250,000	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%)	4.68	% (a)	01/25/2051	1,088,873
13,502,564	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	12,811,028
10,017,987	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	9,724,681
40,221,236	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	38,921,095
7,443,419	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	7,104,378
6,220,511	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	5,910,569

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
43,257,838	Federal Home Loan Mortgage Corporation, Series 357-200	2.00%	09/15/2047	40,670,919
4,033,696	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%	09/01/2033	4,241,877
2,926,949	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%	04/01/2035	3,080,414
4,804,330	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%	04/01/2035	5,055,867
3,272,978	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%	05/01/2035	3,444,354
1,373,275	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%	07/01/2035	1,444,711
1,107,553	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%	10/01/2035	1,166,298
2,687,323	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%	02/01/2036	2,830,942
113,371	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%	08/01/2037	119,510
688,543	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%	08/01/2035	722,617
5,142,172	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%	11/01/2043	5,204,142
6,004,910	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%	11/01/2043	5,743,240
374,582	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%	05/01/2039	388,658
82,179	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%	05/01/2038	86,648
1,018,892	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%	08/01/2038	1,137,764
597,505	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%	09/01/2038	649,658
5,397,635	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%	07/01/2035	5,587,198
9,008,412	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%	08/01/2036	9,480,666
7,324,765	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	7,452,892
151,962	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	150,313
504,190	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%	10/01/2031	512,982
3,687,573	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%	11/01/2031	3,688,815
743,195	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%	11/01/2041	723,776
1,098,622	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%	11/01/2041	1,070,055
14,072,268	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%	01/01/2032	14,077,011
11,508,504	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%	01/01/2032	11,512,382
1,971,675	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%	05/01/2032	1,972,335
4,956,160	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%	05/01/2032	4,957,811
7,032,325	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%	05/01/2032	7,034,677
4,227,395	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%	05/01/2042	4,117,467
10,604,462	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%	08/01/2032	10,431,705
3,379,072	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%	09/01/2042	3,211,889
5,076,707	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%	10/01/2032	4,987,789
14,264,120	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%	10/01/2032	14,013,683
7,271,703	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%	10/01/2032	7,123,759
37,033,498	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%	11/01/2042	35,414,195
27,481,531	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%	11/01/2042	26,274,361
22,538,954	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%	12/01/2032	22,142,958
11,506,227	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%	02/01/2043	10,930,776
13,796,736	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%	02/01/2043	13,106,732
6,489,348	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%	02/01/2033	6,375,343
9,678,897	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%	02/01/2033	9,508,868
11,489,026	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%	03/01/2038	10,831,817
5,185,870	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%	04/01/2033	5,095,022
9,741,141	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%	04/01/2038	9,185,552
8,037,724	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%	05/01/2033	7,896,782

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
25,081,673	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%	05/01/2033	24,640,995
4,593,880	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%	05/01/2033	4,513,441
236,267	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	237,593
367,373	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%	06/01/2040	385,977
240,760	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%	06/01/2040	253,602
2,913,847	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%	12/01/2040	2,948,818
159,444	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%	12/01/2040	158,814
1,982,245	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%	01/01/2041	1,930,723
821,660	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	835,962
1,747,585	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%	04/01/2026	1,770,744
503,313	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%	09/01/2041	490,283
824,571	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%	09/01/2041	819,272
88,854	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%	09/01/2041	86,441
1,598,681	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%	10/01/2041	1,556,935
2,157,316	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%	10/01/2041	2,122,793
1,134,679	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%	10/01/2041	1,105,050
5,667,373	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%	11/01/2041	5,519,540
1,369,510	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%	10/01/2041	1,333,849
1,089,879	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%	11/01/2041	1,061,499
8,889,079	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%	11/01/2041	8,974,365
3,266,182	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%	12/01/2041	3,133,736
1,030,461	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%	12/01/2041	1,002,143
11,139,186	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%	01/01/2032	11,142,936
1,652,775	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%	02/01/2042	1,609,614
3,000,228	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%	02/01/2042	2,922,103
1,171,838	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%	03/01/2042	1,139,938
1,975,022	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%	03/01/2042	1,923,673
525,355	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%	03/01/2042	529,892
53,772,411	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%	06/01/2043	51,084,195
28,774,421	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%	07/01/2043	27,341,116
729,648	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%	04/01/2026	746,645
4,720,545	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%	10/01/2043	4,756,979
10,156,165	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%	09/01/2053	9,681,836
19,395,493	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%	06/01/2053	18,138,609
26,274,089	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%	04/01/2042	26,589,284
25,153,974	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%	10/01/2044	24,033,275
8,067,835	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%	02/01/2045	8,311,250
26,201,694	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%	06/01/2044	27,055,954
23,996,223	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%	03/01/2046	23,472,725
12,034,919	Federal National Mortgage Association Pass-Thru, Pool AL9220	3.00%	06/01/2045	11,502,611
23,382,240	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%	07/01/2031	23,312,645
6,573,615	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%	05/01/2042	6,402,683
14,924,964	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%	09/01/2042	14,319,371
11,539,993	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%	09/01/2042	11,072,321
7,151,975	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%	12/01/2042	6,836,716
7,619,058	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%	04/01/2043	7,282,931

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
7,916,950	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%	03/01/2044	8,156,019
7,654,703	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%	03/01/2044	7,876,421
4,837,956	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%	05/01/2044	4,983,923
2,382,953	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%	06/01/2044	2,443,125
2,101,742	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%	07/01/2044	2,160,030
11,666,331	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%	08/01/2034	11,461,726
5,373,891	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%	10/01/2034	5,279,665
10,738,007	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%	10/01/2034	10,549,494
33,612,158	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%	12/01/2044	32,000,271
12,906,997	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%	12/01/2044	12,285,190
8,711,347	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%	01/01/2035	8,558,543
12,831,993	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%	01/01/2035	12,606,890
9,644,841	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%	01/01/2045	9,472,007
12,157,096	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%	01/01/2035	11,943,970
76,551,924	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%	03/01/2045	72,832,351
29,602,603	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	28,164,069
13,098,062	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%	04/01/2035	12,868,315
11,112,689	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%	04/01/2035	10,917,828
14,286,163	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%	04/01/2035	14,035,389
9,361,947	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%	05/01/2035	9,197,687
15,035,618	Federal National Mortgage Association Pass-Thru, Pool AS7473	3.00%	07/01/2046	13,935,318
31,897,547	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%	08/01/2046	29,565,951
20,888,076	Federal National Mortgage Association Pass-Thru, Pool AS8056	3.00%	10/01/2046	19,779,708
30,011,012	Federal National Mortgage Association Pass-Thru, Pool AS8111	3.00%	10/01/2041	28,399,258
18,166,748	Federal National Mortgage Association Pass-Thru, Pool AS8269	3.00%	11/01/2046	17,199,050
15,147,864	Federal National Mortgage Association Pass-Thru, Pool AS8306	3.00%	11/01/2041	14,360,618
17,679,336	Federal National Mortgage Association Pass-Thru, Pool AS8356	3.00%	11/01/2046	16,386,164
14,682,583	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%	07/01/2045	13,607,860
18,643,099	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%	03/01/2045	17,729,294
6,307,089	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%	02/01/2045	5,846,532
432,649	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%	01/01/2045	401,037
2,848,089	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%	03/01/2045	2,639,695
6,269,307	Federal National Mortgage Association Pass-Thru, Pool AZ0576	3.50%	04/01/2042	6,061,899
9,636,382	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%	04/01/2046	9,405,700
17,727,768	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%	11/01/2046	16,894,002
8,846,084	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%	12/01/2046	8,377,327
86,254,909	Federal National Mortgage Association Pass-Thru, Pool BF0314	3.00%	01/01/2053	81,979,788
71,270,775	Federal National Mortgage Association Pass-Thru, Pool BF0353	3.00%	05/01/2053	67,738,099
39,271,368	Federal National Mortgage Association Pass-Thru, Pool BF0391	3.00%	09/01/2053	37,324,900
21,306,680	Federal National Mortgage Association Pass-Thru, Pool BK8257	1.50%	12/01/2050	17,305,627
20,128,546	Federal National Mortgage Association Pass-Thru, Pool BK8267	2.50%	12/01/2050	18,279,257
48,175,180	Federal National Mortgage Association Pass-Thru, Pool BM5112	3.00%	11/01/2033	47,764,940
20,421,999	Federal National Mortgage Association Pass-Thru, Pool BM5299	3.00%	12/01/2046	19,345,349
31,312,192	Federal National Mortgage Association Pass-Thru, Pool BM5633	3.00%	07/01/2047	29,654,323
4,611,668	Federal National Mortgage Association Pass-Thru, Pool BM5834	3.00%	04/01/2048	4,276,663
51,032,813	Federal National Mortgage Association Pass-Thru, Pool BM6779	2.00%	08/01/2051	43,089,651

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
8,518,003	Federal National Mortgage Association Pass-Thru, Pool BQ6432	2.00%	08/01/2051	7,191,858
50,155,896	Federal National Mortgage Association Pass-Thru, Pool BQ6498	2.00%	09/01/2051	42,332,874
16,873,265	Federal National Mortgage Association Pass-Thru, Pool BQ6564	2.00%	09/01/2051	14,242,800
20,590,281	Federal National Mortgage Association Pass-Thru, Pool BT1777	2.50%	06/01/2051	18,666,647
1,638,656	Federal National Mortgage Association Pass-Thru, Pool BT6556	2.00%	07/01/2051	1,383,230
9,118,978	Federal National Mortgage Association Pass-Thru, Pool CA0862	3.50%	09/01/2047	8,920,381
6,956,522	Federal National Mortgage Association Pass-Thru, Pool CA3898	3.00%	07/01/2034	6,875,696
4,751,167	Federal National Mortgage Association Pass-Thru, Pool CA4413	3.00%	10/01/2049	4,409,013
43,790,776	Federal National Mortgage Association Pass-Thru, Pool CA7235	2.50%	10/01/2050	39,510,126
13,956,843	Federal National Mortgage Association Pass-Thru, Pool CA7671	2.50%	11/01/2040	12,893,490
24,150,397	Federal National Mortgage Association Pass-Thru, Pool CA7789	2.50%	11/01/2040	22,236,589
18,591,373	Federal National Mortgage Association Pass-Thru, Pool CB0189	3.00%	04/01/2051	17,365,955
3,798,625	Federal National Mortgage Association Pass-Thru, Pool CB1648	2.00%	09/01/2051	3,206,785
14,859,221	Federal National Mortgage Association Pass-Thru, Pool CB3332	3.50%	04/01/2052	14,371,052
53,070,974	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%	04/01/2047	50,143,442
27,520,334	Federal National Mortgage Association Pass-Thru, Pool FM4347	2.50%	09/01/2050	24,853,850
50,936,582	Federal National Mortgage Association Pass-Thru, Pool FM4684	2.50%	10/01/2050	45,945,096
50,380,195	Federal National Mortgage Association Pass-Thru, Pool FM4752	2.50%	11/01/2050	45,778,119
53,807,018	Federal National Mortgage Association Pass-Thru, Pool FM4792	2.50%	11/01/2050	48,557,362
31,771,888	Federal National Mortgage Association Pass-Thru, Pool FM4913	2.50%	11/01/2050	28,659,880
38,248,961	Federal National Mortgage Association Pass-Thru, Pool FM5150	2.00%	12/01/2050	33,372,144
5,798,696	Federal National Mortgage Association Pass-Thru, Pool FM6864	1.50%	04/01/2041	4,940,068
114,304,181	Federal National Mortgage Association Pass-Thru, Pool FM7159	2.50%	02/01/2051	103,217,739
75,478,648	Federal National Mortgage Association Pass-Thru, Pool FM7557	3.50%	03/01/2050	73,616,929
40,160,106	Federal National Mortgage Association Pass-Thru, Pool FM7915	2.50%	06/01/2051	36,196,734
72,787,020	Federal National Mortgage Association Pass-Thru, Pool FM8104	3.00%	07/01/2051	67,966,745
31,622,797	Federal National Mortgage Association Pass-Thru, Pool FM8158	2.50%	07/01/2051	28,856,585
74,464,292	Federal National Mortgage Association Pass-Thru, Pool FM8215	2.50%	03/01/2051	67,679,192
56,532,168	Federal National Mortgage Association Pass-Thru, Pool FM8304	4.00%	07/01/2049	56,543,237
70,902,039	Federal National Mortgage Association Pass-Thru, Pool FM8435	2.50%	09/01/2051	64,360,216
88,419,082	Federal National Mortgage Association Pass-Thru, Pool FM8579	2.50%	09/01/2051	79,688,655
79,153,011	Federal National Mortgage Association Pass-Thru, Pool FM8769	2.50%	09/01/2051	71,836,918
40,428,017	Federal National Mortgage Association Pass-Thru, Pool FM8780	2.50%	09/01/2051	36,640,562
11,446,232	Federal National Mortgage Association Pass-Thru, Pool FM9422	2.00%	01/01/2051	9,999,581
33,392,320	Federal National Mortgage Association Pass-Thru, Pool FM9490	2.00%	11/01/2051	29,133,706
20,612,031	Federal National Mortgage Association Pass-Thru, Pool FM9846	2.50%	12/01/2051	18,590,416
162,525,071	Federal National Mortgage Association Pass-Thru, Pool FM9958	3.50%	11/01/2051	156,995,011
95,809,026	Federal National Mortgage Association Pass-Thru, Pool FM9993	3.50%	07/01/2051	93,185,805
40,048,828	Federal National Mortgage Association Pass-Thru, Pool FS0009	3.50%	11/01/2051	38,639,019
65,782,934	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%	11/01/2050	63,878,590
933,894	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	945,936
3,405,397	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	3,449,326
695,642	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%	05/01/2030	704,618
39,668	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%	06/01/2040	39,750
73,455	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	73,697
1,001,270	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%	10/01/2030	1,018,752

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
227,935	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%	12/01/2030	231,917
5,817,986	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%	01/01/2031	5,919,625
1,279,169	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%	11/01/2041	1,245,912
43,705,313	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%	12/01/2031	43,720,035
18,384,168	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%	01/01/2032	18,390,362
21,724,426	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%	02/01/2032	21,731,740
11,013,656	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%	03/01/2032	11,017,365
2,089,283	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%	04/01/2042	2,004,403
14,841,738	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%	05/01/2032	14,846,737
1,240,754	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%	05/01/2042	1,190,472
32,691,813	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%	06/01/2032	32,702,830
3,703,923	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%	06/01/2042	3,553,012
2,220,629	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%	06/01/2042	2,160,175
19,966,117	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%	07/01/2032	19,972,849
31,195,219	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%	07/01/2042	29,927,600
34,250,956	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%	08/01/2042	32,859,306
13,935,613	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%	08/01/2032	13,940,311
10,126,589	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%	09/01/2042	9,715,117
2,641,376	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%	10/01/2032	2,642,267
16,735,899	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%	10/01/2042	16,056,491
17,627,962	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%	11/01/2032	17,342,788
1,552,355	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%	11/01/2042	1,489,321
9,996,869	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%	02/01/2033	9,821,267
39,825,765	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%	03/01/2033	38,837,217
24,112,634	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%	04/01/2033	23,688,992
41,440,582	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%	06/01/2033	40,712,550
5,362,809	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%	07/01/2033	5,268,573
26,197,202	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%	09/01/2034	26,205,966
5,892,137	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%	12/01/2044	5,653,654
4,515,244	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%	01/01/2045	4,332,527
15,583,504	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%	02/01/2035	15,551,209
12,253,141	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%	02/01/2045	11,757,361
12,042,249	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%	04/01/2045	11,161,938
39,214,907	Federal National Mortgage Association Pass-Thru, Pool MA2259	3.00%	05/01/2035	38,316,158
16,853,359	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%	05/01/2045	15,621,396
16,636,198	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%	05/01/2046	15,942,840
17,520,296	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%	06/01/2046	16,239,300
16,426,617	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%	06/01/2046	15,762,897
5,573,419	Federal National Mortgage Association Pass-Thru, Pool MA2673	3.00%	07/01/2046	5,166,188
20,261,999	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%	08/01/2046	18,782,289
1,917,546	Federal National Mortgage Association Pass-Thru, Pool MA2743	3.00%	09/01/2046	1,777,488
46,033,519	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%	11/01/2046	43,591,084
14,757,751	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%	12/01/2046	14,059,818
18,485,843	Federal National Mortgage Association Pass-Thru, Pool MA2895	3.00%	02/01/2047	17,496,972
2,801,422	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%	09/01/2031	2,850,366
39,387,225	Federal National Mortgage Association Pass-Thru, Pool MA4100	2.00%	08/01/2050	34,367,015

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
82,579,162	Federal National Mortgage Association Pass-Thru, Pool MA4191	2.00%		11/01/2050	69,807,229
54,454,750	Federal National Mortgage Association Pass-Thru, Pool MA4340	2.00%		05/01/2051	46,018,339
56,504,512	Federal National Mortgage Association Pass-Thru, Pool MA4600	3.50%		05/01/2052	54,425,021
16,500,000	Federal National Mortgage Association, Pool 387898	3.71%		08/01/2030	16,677,998
25,642,789	Federal National Mortgage Association, Pool AM8510	3.15%		05/01/2035	24,244,042
29,102,575	Federal National Mortgage Association, Pool AM8950	3.14%		06/01/2040	27,767,343
4,784,927	Federal National Mortgage Association, Pool AN5480	3.43%		06/01/2037	4,577,405
217,500,000	Federal National Mortgage Association, Pool AN6680	3.37%		11/01/2047	194,463,675
5,500,000	Federal National Mortgage Association, Pool AN7330	3.26%		12/01/2037	5,077,752
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	9,570,490
20,700,000	Federal National Mortgage Association, Pool AN8121	3.16%		01/01/2035	19,625,516
61,950,000	Federal National Mortgage Association, Pool AN9700	3.67%		07/01/2033	61,705,799
44,479,475	Federal National Mortgage Association, Pool BL0870	4.28%		12/01/2048	43,229,194
5,000,000	Federal National Mortgage Association, Pool BL2303	3.36%		05/01/2031	4,917,441
8,860,000	Federal National Mortgage Association, Pool BL4038	2.98%		09/01/2034	8,248,361
13,075,000	Federal National Mortgage Association, Pool BL4198	2.31%		10/01/2031	11,858,505
63,966,000	Federal National Mortgage Association, Pool BL4808	2.80%		11/01/2039	54,683,663
17,125,000	Federal National Mortgage Association, Pool BL5256	2.28%		02/01/2032	15,467,137
30,200,000	Federal National Mortgage Association, Pool BL5315	2.44%		01/01/2032	27,604,337
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%		02/01/2035	7,311,060
6,648,445	Federal National Mortgage Association, Pool BL6639	2.66%		05/01/2050	5,515,771
17,150,157	Federal National Mortgage Association, Pool BL6689	2.19%		05/01/2032	15,425,066
28,785,015	Federal National Mortgage Association, Pool BL6913	1.96%		05/01/2035	23,984,848
36,488,000	Federal National Mortgage Association, Pool BL7110	1.76%		07/01/2035	29,615,740
3,568,101	Federal National Mortgage Association, Pool BL7331	2.23%		07/01/2040	2,783,052
20,400,000	Federal National Mortgage Association, Pool BL7424	1.65%		08/01/2035	16,166,640
40,000,000	Federal National Mortgage Association, Pool BL8165	1.35%		09/01/2032	32,956,694
49,000,000	Federal National Mortgage Association, Pool BL8177	1.10%		09/01/2030	40,800,140
122,500,000	Federal National Mortgage Association, Pool BL8237	1.17%		10/01/2030	101,513,887
32,000,000	Federal National Mortgage Association, Pool BL8269	1.51%		09/01/2035	25,315,157
146,000,000	Federal National Mortgage Association, Pool BL8708	1.40%		11/01/2032	119,928,913
17,000,000	Federal National Mortgage Association, Pool BL8977	1.20%		11/01/2030	14,101,769
48,643,000	Federal National Mortgage Association, Pool BL9056	1.78%		11/01/2035	38,000,386
10,950,000	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	8,311,277
13,313,000	Federal National Mortgage Association, Pool BL9362	1.54%		11/01/2030	11,412,825
34,735,000	Federal National Mortgage Association, Pool BL9367	1.41%		12/01/2030	28,894,121
53,000,000	Federal National Mortgage Association, Pool BL9576	2.24%		12/01/2050	39,350,006
171,374,582	Federal National Mortgage Association, Pool BM6831	1.93	% (c)	10/01/2033	144,950,803
177,380,067	Federal National Mortgage Association, Pool BM6857	1.83	% (c)	12/01/2031	153,111,207
48,883,000	Federal National Mortgage Association, Pool BS2496	1.88%		09/01/2033	41,227,317
5,592,000	Federal National Mortgage Association, Pool BS2500	1.81%		06/01/2030	4,996,137
15,680,946	Federal National Mortgage Association, Pool BS2568	2.20%		09/01/2046	12,611,170
3,000,000	Federal National Mortgage Association, Pool BS2580	2.15%		08/01/2033	2,597,165
22,000,000	Federal National Mortgage Association, Pool BS2805	1.81%		09/01/2033	18,617,304
9,975,000	Federal National Mortgage Association, Pool BS2834	2.24%		08/01/2041	7,656,349
39,850,000	Federal National Mortgage Association, Pool BS3020	1.96%		09/01/2033	33,750,343

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
34,043,000	Federal National Mortgage Association, Pool BS3101	1.91%	09/01/2033	29,004,845
2,595,000	Federal National Mortgage Association, Pool BS3163	1.75%	08/01/2030	2,303,324
19,880,000	Federal National Mortgage Association, Pool BS3192	2.03%	09/01/2036	15,884,066
24,000,000	Federal National Mortgage Association, Pool BS3222	1.91%	10/01/2031	20,871,434
16,125,000	Federal National Mortgage Association, Pool BS3314	1.83%	10/01/2033	13,647,740
21,000,000	Federal National Mortgage Association, Pool BS3345	2.16%	10/01/2036	17,381,447
48,402,000	Federal National Mortgage Association, Pool BS3363	1.97%	12/01/2035	39,254,073
25,042,000	Federal National Mortgage Association, Pool BS3426	1.76%	11/01/2031	21,200,097
12,048,000	Federal National Mortgage Association, Pool BS3431	1.83%	11/01/2033	10,128,049
6,536,000	Federal National Mortgage Association, Pool BS3434	1.83%	11/01/2033	5,494,433
32,694,000	Federal National Mortgage Association, Pool BS3442	2.12%	10/01/2036	26,421,740
49,716,000	Federal National Mortgage Association, Pool BS3458	1.98%	10/01/2033	42,881,377
11,900,000	Federal National Mortgage Association, Pool BS3514	2.08%	10/01/2033	10,125,070
43,652,000	Federal National Mortgage Association, Pool BS3833	2.09%	12/01/2033	37,658,164
7,339,000	Federal National Mortgage Association, Pool BS3955	2.30%	12/01/2036	6,045,174
46,000,000	Federal National Mortgage Association, Pool BS3974	1.94%	01/01/2032	40,184,979
43,600,000	Federal National Mortgage Association, Pool BS4020	1.91%	12/01/2031	38,086,387
21,200,000	Federal National Mortgage Association, Pool BS4110	2.13%	01/01/2034	18,390,949
48,972,000	Federal National Mortgage Association, Pool BS4111	1.98%	01/01/2032	43,044,258
46,000,000	Federal National Mortgage Association, Pool BS4125	2.32%	12/01/2031	42,338,784
21,024,000	Federal National Mortgage Association, Pool BS4177	1.94%	12/01/2031	18,503,190
69,300,000	Federal National Mortgage Association, Pool BS4200	2.05%	02/01/2032	61,143,190
12,500,000	Federal National Mortgage Association, Pool BS4213	2.46%	12/01/2036	10,640,005
18,199,000	Federal National Mortgage Association, Pool BS4225	2.36%	01/01/2037	15,186,350
20,000,000	Federal National Mortgage Association, Pool BS4273	1.93%	12/01/2031	17,550,203
33,675,000	Federal National Mortgage Association, Pool BS4276	2.03%	01/01/2032	29,742,590
43,878,000	Federal National Mortgage Association, Pool BS4296	1.80%	01/01/2032	37,812,501
51,025,000	Federal National Mortgage Association, Pool BS4306	1.92%	01/01/2032	43,840,050
60,975,000	Federal National Mortgage Association, Pool BS4328	1.88%	02/01/2032	52,985,476
19,170,000	Federal National Mortgage Association, Pool BS4330	1.92%	01/01/2034	16,174,207
30,761,000	Federal National Mortgage Association, Pool BS4333	1.89%	01/01/2032	26,397,489
12,000,000	Federal National Mortgage Association, Pool BS4334	2.01%	01/01/2034	10,039,763
18,847,427	Federal National Mortgage Association, Pool BS4359	1.99%	01/01/2032	16,710,321
21,800,000	Federal National Mortgage Association, Pool BS4360	2.14%	01/01/2037	17,540,001
94,206,915	Federal National Mortgage Association, Pool BS4383	2.07%	01/01/2032	84,108,644
69,169,000	Federal National Mortgage Association, Pool BS4410	1.93%	01/01/2032	60,401,825
53,950,000	Federal National Mortgage Association, Pool BS4453	1.96%	01/01/2032	46,593,893
51,688,000	Federal National Mortgage Association, Pool BS4524	2.02%	01/01/2032	44,828,663
199,100,687	Federal National Mortgage Association, Pool BS4654	2.39%	03/01/2032	182,134,016
41,850,000	Federal National Mortgage Association, Pool BS4736	2.00%	02/01/2032	36,176,434
24,500,000	Federal National Mortgage Association, Pool BS4737	2.00%	02/01/2032	21,178,557
20,155,000	Federal National Mortgage Association, Pool BS4951	2.63%	04/01/2032	18,448,077
369,829	Federal National Mortgage Association, Series 2002-70-QZ	5.50%	11/25/2032	393,214
530,426	Federal National Mortgage Association, Series 2002-75-ZG	5.50%	11/25/2032	555,374
7,740,023	Federal National Mortgage Association, Series 2003-129-ZT	5.50%	01/25/2034	8,159,651
1,363,601	Federal National Mortgage Association, Series 2003-29-ZL	5.00%	04/25/2033	1,422,454

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
642,920	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	675,055
5,311,370	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	5,528,995
6,199,840	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	6,559,596
1,077,058	Federal National Mortgage Association, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	03/25/2034	35,950
1,493,366	Federal National Mortgage Association, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	6.08	% (f)(g)	07/25/2034	158,131
2,012,077	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	2,032,517
64,534	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	64,972
285,830	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	292,969
2,638,684	Federal National Mortgage Association, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	5.08	% (f)(g)	10/25/2035	303,221
2,327,774	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.96	% (f)(g)	10/25/2036	299,226
903,618	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	4.70	% (f)(g)	01/25/2037	118,037
328,245	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	344,881
3,763,512	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.13	% (f)(g)	07/25/2036	313,834
374,354	Federal National Mortgage Association, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.98	% (f)(g)	10/25/2036	25,380
4,806,523	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	5,017,314
531,619	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (f)(g)	05/25/2037	48,410
3,621,438	Federal National Mortgage Association, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	5.19	% (f)(g)	03/25/2037	350,751
1,754,087	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	4.82	% (f)(g)	04/25/2037	210,686
197,655	Federal National Mortgage Association, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	4.49	% (f)(g)	04/25/2037	18,543
1,622,557	Federal National Mortgage Association, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (f)(g)	04/25/2037	165,416
1,478,295	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	5.00	% (f)(g)	10/25/2036	182,781
2,208,723	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	2,373,913
1,393,515	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	1,396,197
1,892,980	Federal National Mortgage Association, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	4.25	% (f)(g)	08/25/2037	213,656
209,867	Federal National Mortgage Association, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.03	% (f)(g)	03/25/2037	20,569
1,893,029	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	1,943,266
3,881,045	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	4,037,126
366,475	Federal National Mortgage Association, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	06/25/2037	24,385
303,877	Federal National Mortgage Association, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (f)(g)	07/25/2038	19,138
323,440	Federal National Mortgage Association, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	02/25/2037	30,939
576,948	Federal National Mortgage Association, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (f)(g)	02/25/2038	52,027

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
328,691	Federal National Mortgage Association, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	07/25/2038	28,542
231,076	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	07/25/2038	18,387
974,350	Federal National Mortgage Association, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	08/25/2038	110,619
166,734	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	174,040
2,087,586	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	2,104,722
320,969	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (f)(g)	01/25/2040	43,235
279,729	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	286,807
948,059	Federal National Mortgage Association, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	06/25/2039	50,243
654,131	Federal National Mortgage Association, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	06/25/2039	35,857
327,464	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (f)(g)	07/25/2039	27,402
241,258	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.33	% (f)(g)	07/25/2039	26,886
2,621,410	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.13	% (f)(g)	07/25/2039	239,191
234,656	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	240,851
676,726	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	695,628
312,660	Federal National Mortgage Association, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	4.18	% (f)(g)	09/25/2039	26,992
1,454,900	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	1,401,316
1,435,463	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,459,511
6,272,213	Federal National Mortgage Association, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	5.61	% (f)(g)	01/25/2036	688,433
9,346,751	Federal National Mortgage Association, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.13	% (f)(g)	10/25/2039	1,386,550
530,653	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	4.10	% (f)(g)	04/25/2037	41,567
375,268	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	375,820
7,730,441	Federal National Mortgage Association, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	2.86	% (f)(g)	09/25/2040	545,030
3,175,609	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	3,273,299
6,493,631	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	6,706,278
2,410,623	Federal National Mortgage Association, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.73	% (f)(g)	02/25/2040	282,908
675,825	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	678,537
738,914	Federal National Mortgage Association, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.33	% (f)(g)	10/25/2050	58,539
1,072,146	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	1,056,692
265,008	Federal National Mortgage Association, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.88	% (f)(g)	10/25/2040	17,017
816,629	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	804,353
7,907,874	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.88	% (f)(g)	10/25/2040	581,102
242,685	Federal National Mortgage Association, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	43.32	% (g)	11/25/2040	550,962

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
178,693	Federal National Mortgage Association, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	11.81	% (g)	11/25/2040	185,009
1,354,781	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	1,364,786
1,053,483	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	1,035,363
88,008	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	11.81	% (g)	12/25/2040	89,200
4,784,802	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	4,815,164
2,738,349	Federal National Mortgage Association, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.03	% (f)(g)	01/25/2026	91,132
8,930,637	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	8,759,484
3,885,956	Federal National Mortgage Association, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.83	% (f)(g)	03/25/2040	365,663
1,511,938	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	1,580,499
666,468	Federal National Mortgage Association, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.33	% (f)(g)	03/25/2040	24,515
68,796	Federal National Mortgage Association, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.83	% (f)(g)	12/25/2049	1,664
1,018,056	Federal National Mortgage Association, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.63	% (f)(g)	02/25/2050	142,874
749,792	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (f)(g)	04/25/2040	29,433
2,115,971	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	2,052,526
775,583	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	3.31	% (f)(g)	04/25/2040	67,263
228,674	Federal National Mortgage Association, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.83	% (f)(g)	04/25/2040	920
139,010	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.83	% (f)(g)	04/25/2040	10,884
569,583	Federal National Mortgage Association, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.33	% (f)(g)	05/25/2040	70,676
3,918,729	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	3,767,066
1,136,678	Federal National Mortgage Association, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	4.61	% (f)(g)	02/25/2040	112,155
315,016	Federal National Mortgage Association, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	8.30	% (g)	06/25/2040	294,223
3,280,341	Federal National Mortgage Association, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	4.15	% (f)(g)	06/25/2040	358,439
3,708,542	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.38	% (f)(g)	01/25/2040	299,612
246,009	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	256,856
208,383	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	215,266
3,538,272	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	3,695,966
8,210,670	Federal National Mortgage Association, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.12%		06/25/2040	8,222,165
9,907,904	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	10,226,363
2,532,623	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	2,500,935
8,581,760	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	8,865,179
978,883	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	1,011,755
1,957,762	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	2,023,505
2,878,583	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	2,974,856

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
225,867	Federal National Mortgage Association, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	4.23	% (f)(g)	08/25/2040	15,553
775,790	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	801,459
4,510,071	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	19.69	% (g)	09/25/2040	5,963,398
476,821	Federal National Mortgage Association, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	3.68	% (f)(g)	02/25/2040	36,990
15,191,540	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	15,081,659
520,021	Federal National Mortgage Association, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	7.98	% (g)	11/25/2041	462,478
1,707,433	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	1,718,159
5,036,318	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	5,244,271
899,795	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	920,086
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	31,044,798
10,881,159	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	10,912,207
22,040,879	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	22,104,537
406,623	Federal National Mortgage Association, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	4.85	% (f)(g)	03/25/2041	38,816
2,599,633	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	2,590,694
1,856,297	Federal National Mortgage Association, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	6.88	% (g)	04/25/2041	1,670,989
23,128,486	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	23,194,675
3,519,264	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	3,565,847
8,111,797	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	7,861,748
1,399,130	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	1,357,552
3,975,372	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	4,147,524
5,632,950	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	5,649,114
2,087,589	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	2,080,269
3,925,633	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	3,981,434
1,714,496	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	1,774,417
2,039,589	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	2,106,006
13,123,935	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	13,097,506
3,520,182	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	3,371,660
10,960,502	Federal National Mortgage Association, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		06/25/2041	10,951,008
787,524	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	802,682
3,806,029	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	3,792,417
7,621,993	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	7,722,528
4,758,075	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	4,492,045
32,331,804	Federal National Mortgage Association, Series 2011-99-CZ	4.50	% (h)	10/25/2041	33,398,126
14,526,042	Federal National Mortgage Association, Series 2012-104-Z	3.50	% (h)	09/25/2042	14,203,362
2,545,657	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	2,493,689
14,961,982	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	14,853,058
18,913,808	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	18,094,068
15,716,735	Federal National Mortgage Association, Series 2012-132-KH	1.75%		12/25/2032	14,726,139
15,925,821	Federal National Mortgage Association, Series 2012-144-PT	4.09	% (c)	11/25/2049	16,245,149
5,095,137	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	5,146,457
27,861,817	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	27,860,527

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,713,058	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	11,211,704
39,908,916	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	39,912,779
21,099,232	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	21,397,630
8,727,038	Federal National Mortgage Association, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.07%		07/25/2042	8,709,093
31,824,912	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	32,240,959
391,599	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	382,739
21,956,911	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	21,714,490
37,423,553	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	37,083,347
8,727,682	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	9,009,572
16,469,564	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	15,663,600
12,111,312	Federal National Mortgage Association, Series 2013-100-PJ	3.00%		03/25/2043	11,846,332
23,217,958	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	21,708,649
26,012,589	Federal National Mortgage Association, Series 2013-133-ZT	3.00	% (h)	01/25/2039	24,502,134
6,817,814	Federal National Mortgage Association, Series 2013-41-ZH	3.00	% (h)	05/25/2033	6,450,332
5,692,246	Federal National Mortgage Association, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.45	% (g)	04/25/2043	4,655,572
994,109	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.56	% (g)	06/25/2043	632,616
1,712,602	Federal National Mortgage Association, Series 2013-81-ZQ	3.00	% (h)	08/25/2043	1,475,504
7,562,851	Federal National Mortgage Association, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.43	% (f)(g)	12/25/2042	720,157
26,621,786	Federal National Mortgage Association, Series 2014-12-GZ	3.50%		03/25/2044	26,129,477
15,613,073	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	14,644,927
32,588,795	Federal National Mortgage Association, Series 2014-37-ZY	2.50	% (h)	07/25/2044	29,159,029
25,042,779	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	23,460,276
105,203	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	84,870
63,973,632	Federal National Mortgage Association, Series 2014-60-EZ	3.00	% (h)	10/25/2044	59,489,202
45,158,088	Federal National Mortgage Association, Series 2014-61-ZV	3.00	% (h)	10/25/2044	41,818,029
38,081,826	Federal National Mortgage Association, Series 2014-64-NZ	3.00	% (h)	10/25/2044	35,334,546
13,409,307	Federal National Mortgage Association, Series 2014-67-DZ	3.00	% (h)	10/25/2044	12,503,189
464,351	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	463,702
42,867,411	Federal National Mortgage Association, Series 2014-68-MZ	3.00	% (h)	11/25/2044	39,676,271
29,614,130	Federal National Mortgage Association, Series 2014-6-Z	2.50	% (h)	02/25/2044	26,604,097
475,004	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	474,472
24,199,103	Federal National Mortgage Association, Series 2014-77-VZ	3.00	% (h)	11/25/2044	22,498,444
1,766,441	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	1,765,257
31,078,002	Federal National Mortgage Association, Series 2014-84-KZ	3.00	% (h)	12/25/2044	28,813,773
7,359,516	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	7,355,717
92,062,382	Federal National Mortgage Association, Series 2014-M11-1A	3.23	% (c)	08/25/2024	91,542,874
7,506,133	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	7,438,260
10,529,914	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	10,505,915
5,947,645	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	5,829,460
24,168,566	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	23,642,932
10,278,368	Federal National Mortgage Association, Series 2015-52-GZ	3.00	% (h)	07/25/2045	9,579,763
7,313,086	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	7,261,924
48,029,206	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	47,084,740

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,503,314	Federal National Mortgage Association, Series 2015-8-AP	2.00%		03/25/2045	15,272,374
3,665,933	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	3,453,822
16,180,193	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	15,785,980
32,324,046	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	31,667,512
20,641,180	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	19,672,795
3,793,048	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	3,762,807
3,202,112	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	3,170,638
8,931,119	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	8,835,231
11,531,656	Federal National Mortgage Association, Series 2018-21-IO	3.00	% (f)	04/25/2048	1,758,341
19,046,423	Federal National Mortgage Association, Series 2018-21-PO	0.00	% (i)	04/25/2048	15,367,332
47,936,451	Federal National Mortgage Association, Series 2018-27-AO	0.00	% (i)	05/25/2048	38,870,316
14,168,105	Federal National Mortgage Association, Series 2018-33-A	3.00%		05/25/2048	13,317,737
16,750,892	Federal National Mortgage Association, Series 2018-38-JB	3.00%		06/25/2048	16,039,200
35,818,070	Federal National Mortgage Association, Series 2018-7-CD	3.00%		02/25/2048	34,364,670
25,012,586	Federal National Mortgage Association, Series 2018-85-PO	0.00	% (i)	12/25/2048	19,671,956
6,192,607	Federal National Mortgage Association, Series 2019-48-AZ	3.50%		09/25/2049	6,050,603
6,038,460	Federal National Mortgage Association, Series 2019-64-D	2.50%		11/25/2049	5,578,158
18,474,598	Federal National Mortgage Association, Series 2019-69-DS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.38	% (f)(g)	12/25/2049	2,201,413
46,359,770	Federal National Mortgage Association, Series 2019-78-ZB	3.00	% (h)	01/25/2050	43,595,791
212,083,831	Federal National Mortgage Association, Series 2019-M16-X	1.29	% (c)(f)	07/25/2031	14,977,721
466,419,849	Federal National Mortgage Association, Series 2019-M18-X	0.82	% (c)(f)	08/25/2029	16,615,974
21,745,442	Federal National Mortgage Association, Series 2019-M24-2A1	2.46%		03/25/2031	20,933,506
252,006,056	Federal National Mortgage Association, Series 2019-M24-2XA	1.28	% (c)(f)	03/25/2031	18,220,466
256,379,919	Federal National Mortgage Association, Series 2019-M24-XA	1.39	% (c)(f)	03/25/2029	17,138,075
18,165,330	Federal National Mortgage Association, Series 2020-11-CL	3.00%		03/25/2050	17,059,519
15,525,747	Federal National Mortgage Association, Series 2020-13-HB	3.00%		03/25/2050	14,560,828
38,484,455	Federal National Mortgage Association, Series 2020-47-GL	2.00%		05/25/2046	35,594,419
11,151,108	Federal National Mortgage Association, Series 2020-51-AZ	2.00	% (h)	07/25/2050	7,780,361
13,880,217	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.53	% (f)(g)	08/25/2050	2,109,105
6,283,554	Federal National Mortgage Association, Series 2020-61-DC	1.50%		09/25/2060	5,438,140
77,807,180	Federal National Mortgage Association, Series 2020-62-JD	1.25%		09/25/2050	64,270,123
20,664,867	Federal National Mortgage Association, Series 2020-70-IK	3.50	% (f)	10/25/2050	3,887,324
372,316,310	Federal National Mortgage Association, Series 2020-M10-X2	1.84	% (c)(f)	12/25/2030	38,443,148
241,095,742	Federal National Mortgage Association, Series 2020-M10-X8	0.77	% (c)(f)	12/25/2027	6,875,062
89,388,407	Federal National Mortgage Association, Series 2020-M13-X2	1.40	% (c)(f)	09/25/2030	6,206,979
569,096,947	Federal National Mortgage Association, Series 2020-M15-X1	1.62	% (c)(f)	09/25/2031	47,210,234
19,185,666	Federal National Mortgage Association, Series 2020-M17-X1	1.46	% (c)(f)	01/25/2028	996,333
134,443,801	Federal National Mortgage Association, Series 2020-M27-X1	0.96	% (c)(f)	03/25/2031	6,333,190
168,653,888	Federal National Mortgage Association, Series 2020-M54-X	1.63	% (c)(f)	12/25/2033	15,302,709
53,412,308	Federal National Mortgage Association, Series 2020-M7-X2	1.33	% (c)(f)	03/25/2031	4,017,722
20,892,645	Federal National Mortgage Association, Series 2021-13-AK	2.00%		01/25/2049	19,194,465
7,244,801	Federal National Mortgage Association, Series 2021-1-PA	1.00%		11/25/2050	5,994,403
16,829,361	Federal National Mortgage Association, Series 2021-21-DK	2.00%		07/25/2043	15,286,666
17,024,541	Federal National Mortgage Association, Series 2021-29-BA	1.25%		05/25/2041	15,436,063

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,619,764	Federal National Mortgage Association, Series 2021-29-CG	1.25%		05/25/2041	4,169,421
33,700,687	Federal National Mortgage Association, Series 2021-58-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 2.65% Cap)	1.72	% (f)(g)	09/25/2051	999,043
6,320,507	Federal National Mortgage Association, Series 2021-61-KZ	2.50	% (h)	09/25/2051	4,361,373
92,889,915	Federal National Mortgage Association, Series 2021-70-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 3.75% Cap)	2.82	% (f)(g)	10/25/2049	9,895,126
11,314,445	Federal National Mortgage Association, Series 2021-M12-2A1	2.20	% (c)	05/25/2033	10,536,398
973,439,512	Federal National Mortgage Association, Series 2021-M14-X	1.06	% (c)(f)	10/25/2031	47,729,297
184,325,113	Federal National Mortgage Association, Series 2021-M3-X2	1.09	% (c)(f)	08/25/2033	11,453,170
23,289,595	Federal National Mortgage Association, Series 2021-M5-A1	1.51	% (c)	01/25/2033	21,321,524
82,495,243	Federal National Mortgage Association, Series 2022-3-EZ	2.00	% (h)	01/25/2052	53,801,937
56,040,517	Federal National Mortgage Association, Series 2022-3-NZ	2.00	% (h)	02/25/2052	37,130,895
81,428,655	Federal National Mortgage Association, Series 2022-3-Z	2.00	% (h)	02/25/2052	54,738,947
19,920,840	Federal National Mortgage Association, Series 2022-4-LG	3.00%		02/25/2052	19,378,519
719,951,081	Federal National Mortgage Association, Series 2022-M2-X	0.48	% (c)(f)	01/25/2032	20,994,350
26,392,949	Federal National Mortgage Association, Series 2022-M4-A1X	2.55	% (c)	05/25/2030	25,319,743
3,395,308	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.83	% (f)(g)	11/25/2039	341,406
34,077,050	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	31,849,934
30,830,804	Government National Mortgage Association, Series 2021-125 IO	3.00%		06/20/2051	4,538,208
100,000,000	Government National Mortgage Association, Series 2022-73 IO	0.56	% (c)	07/16/2064	6,032,390
255,057,907	Government National Mortgage Association, Series 2021-65 IO	0.88	% (c)	08/16/2063	18,692,684
31,029,023	Government National Mortgage Association Pass-Thru, Pool 785310	2.50%		02/20/2051	28,444,969
47,520,149	Government National Mortgage Association Pass-Thru, Pool 785346	2.00%		03/20/2051	41,617,462
14,591,805	Government National Mortgage Association Pass-Thru, Pool 785350	2.00%		01/20/2051	12,806,397
29,176,721	Government National Mortgage Association Pass-Thru, Pool 785374	2.50%		03/20/2051	26,653,807
101,534,079	Government National Mortgage Association Pass-Thru, Pool 785401	2.50%		10/20/2050	92,172,268
143,525,991	Government National Mortgage Association Pass-Thru, Pool 785412	2.50%		03/20/2051	130,365,400
32,357,641	Government National Mortgage Association Pass-Thru, Pool 785595	2.50%		03/20/2051	29,496,967
61,251,173	Government National Mortgage Association Pass-Thru, Pool 785609	2.50%		08/20/2051	55,739,178
15,756,442	Government National Mortgage Association Pass-Thru, Pool 785638	2.50%		08/20/2051	14,334,851
35,074,039	Government National Mortgage Association Pass-Thru, Pool 785639	2.50%		08/20/2051	31,883,767
14,445,203	Government National Mortgage Association Pass-Thru, Pool 785680	2.50%		10/20/2051	13,123,805
11,230,135	Government National Mortgage Association Pass-Thru, Pool CB2017	2.50%		03/20/2051	10,210,276
10,885,252	Government National Mortgage Association Pass-Thru, Pool CB4182	2.50%		03/20/2051	9,897,147

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,947,670	Government National Mortgage Association Pass-Thru, Pool CB5487	2.50%		03/20/2051	2,669,335
9,662,566	Government National Mortgage Association Pass-Thru, Pool CB9135	2.50%		04/20/2051	8,785,239
675,642	Government National Mortgage Association Pass-Thru, Pool MA2511	3.50%		01/20/2045	653,410
12,456,798	Government National Mortgage Association Pass-Thru, Pool MA7255	2.50%		03/20/2051	11,448,853
5,785,959	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.50	% (f)(g)	08/20/2033	461,239
2,384,090	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	2,466,964
1,400,457	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	1,483,624
2,620,089	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.48	% (f)(g)	10/20/2034	229,562
653,994	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	684,641
7,109,094	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	7,424,708
502,167	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	28.27	% (g)	05/20/2036	625,561
2,720,466	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	3.09	% (f)(g)	04/20/2037	128,259
2,597,640	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.99	% (f)(g)	01/16/2038	313,141
4,634,527	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	6.18	% (f)(g)	05/16/2038	780,693
1,668,761	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	4.74	% (f)(g)	05/20/2038	89,795
1,878,897	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.65	% (f)(g)	06/20/2038	183,097
1,493,707	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.74	% (f)(g)	06/16/2038	153,922
557,009	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.45	% (f)(g)	09/20/2038	31,008
972,289	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	5.05	% (f)(g)	11/16/2036	77,355
3,761,905	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	3,830,513
3,251,590	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	5.14	% (f)(g)	02/16/2039	405,219
738,402	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.50	% (f)(g)	09/20/2038	37,555
2,255,147	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	2,296,336
12,209,781	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	12,418,593
8,781	Government National Mortgage Association, Series 2009-41-ZQ	4.50	% (h)	06/16/2039	8,931
1,546,183	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	1,580,363
173,325	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	175,357
996,413	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.69	% (f)(g)	04/16/2039	69,363
1,729,736	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,761,340
893,792	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	5.14	% (f)(g)	03/20/2037	31,006
9,570,562	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.45	% (f)(g)	03/20/2040	520,212

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,323,733	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	4.24	% (f)(g)	01/16/2040	338,618
3,067,617	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,136,875
24,936,888	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.65	% (f)(g)	02/20/2040	3,262,174
2,178,306	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	2,286,155
2,065,542	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	4.08	% (f)(g)	04/20/2040	226,096
652,030	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.95	% (f)(g)	09/20/2039	57,354
6,551,770	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	4.15	% (f)(g)	05/20/2040	659,880
7,246,985	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	7,694,034
3,182,337	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	6.31	% (g)	12/20/2040	2,815,974
3,185,463	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	6.31	% (g)	12/20/2040	2,787,700
911,920	Government National Mortgage Association, Series 2011-69-OC	0.00	% (i)	05/20/2041	784,407
9,137,010	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	3.75	% (f)(g)	05/20/2041	897,454
8,987,234	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	9,176,091
3,501,969	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	3.78	% (f)(g)	05/20/2041	334,889
2,975,158	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.55	% (f)(g)	05/20/2041	372,414
9,111,081	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.55	% (f)(g)	08/20/2043	1,124,010
13,834,468	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.69	% (f)(g)	09/16/2043	1,507,026
21,020,377	Government National Mortgage Association, Series 2013-182-WZ	2.50	% (h)	12/20/2043	19,846,483
64,796,404	Government National Mortgage Association, Series 2013-182-ZW	2.50	% (h)	12/20/2043	61,530,626
5,272,080	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.74	% (f)(g)	02/16/2043	395,862
6,238,172	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.65	% (f)(g)	02/20/2043	866,873
5,193,602	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	5,152,277
10,874,442	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	4.00	% (f)(g)	11/20/2044	1,154,623
11,780,266	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	4.00	% (f)(g)	11/20/2044	1,279,881
19,771,289	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.95	% (f)(g)	02/20/2044	2,027,840
12,132,349	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.60	% (f)(g)	03/20/2044	1,621,317
13,085,618	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.74	% (f)(g)	04/16/2044	1,583,344
12,253,479	Government National Mortgage Association, Series 2016-108-SM (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.50	% (f)(g)	08/20/2046	1,881,694
12,650,291	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	5.43	% (f)(g)	08/20/2050	2,156,403

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
174,900,272	Government National Mortgage Association, Series 2020-140-ES (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	09/20/2050	29,415,375
45,099,331	Government National Mortgage Association, Series 2020-140-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.75	% (f)(g)	09/20/2050	7,382,188
20,119,309	Government National Mortgage Association, Series 2020-146-KI	2.50	% (f)	10/20/2050	2,694,303
42,029,012	Government National Mortgage Association, Series 2020-148-JL	1.00%		10/20/2050	34,258,999
23,039,582	Government National Mortgage Association, Series 2020-151-MI	2.50	% (f)	10/20/2050	2,968,897
68,562,203	Government National Mortgage Association, Series 2020-152-IO	0.60	% (c)(f)	12/16/2062	4,001,283
12,998,427	Government National Mortgage Association, Series 2020-160-IM	2.50	% (f)	10/20/2050	1,666,417
42,189,596	Government National Mortgage Association, Series 2020-162-QS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	10/20/2050	6,612,198
60,668,250	Government National Mortgage Association, Series 2020-166-SM (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	11/20/2050	8,974,133
17,408,936	Government National Mortgage Association, Series 2020-167-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	11/20/2050	2,488,409
31,628,307	Government National Mortgage Association, Series 2020-167-YK	1.20%		11/20/2050	26,134,075
44,350,066	Government National Mortgage Association, Series 2020-175-SC (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	11/20/2050	7,693,969
35,896,361	Government National Mortgage Association, Series 2020-181-SA (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	12/20/2050	5,394,688
6,418,728	Government National Mortgage Association, Series 2020-188-DI	2.50	% (f)	12/20/2050	995,386
32,301,836	Government National Mortgage Association, Series 2020-188-GI	2.00	% (f)	12/20/2050	3,721,914
43,095,073	Government National Mortgage Association, Series 2020-188-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	12/20/2050	6,438,628
44,775,077	Government National Mortgage Association, Series 2020-195-IX	1.17	% (c)(f)	12/16/2062	3,758,863
20,858,079	Government National Mortgage Association, Series 2020-98-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.55	% (f)(g)	07/20/2050	3,085,340
130,696,309	Government National Mortgage Association, Series 2021-100-IO	0.96	% (c)(f)	06/16/2063	10,047,135
135,889,910	Government National Mortgage Association, Series 2021-110-IO	0.88	% (c)(f)	11/16/2063	10,275,506
29,319,518	Government National Mortgage Association, Series 2021-114-SB (-1 x 1 Month LIBOR USD + 2.60%, 2.60% Cap)	1.00	% (f)(g)	06/20/2051	637,028
26,023,966	Government National Mortgage Association, Series 2021-117-IJ	3.50	% (f)	06/20/2051	3,055,305
20,751,244	Government National Mortgage Association, Series 2021-117-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	07/20/2051	2,601,249
135,625,580	Government National Mortgage Association, Series 2021-122-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (f)(g)	07/20/2051	2,453,724
251,233,026	Government National Mortgage Association, Series 2021-12-IO	0.97	% (c)(f)	03/16/2063	18,870,841
95,704,090	Government National Mortgage Association, Series 2021-135-SK (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	08/20/2051	13,596,738
74,379,391	Government National Mortgage Association, Series 2021-136-EI	3.00	% (f)	08/20/2051	11,482,921
45,995,505	Government National Mortgage Association, Series 2021-138-IL	3.00	% (f)	08/20/2051	7,058,144
75,164,539	Government National Mortgage Association, Series 2021-138-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 3.75% Cap)	2.98	% (f)(g)	08/20/2051	2,349,433
18,795,854	Government National Mortgage Association, Series 2021-139-BI	3.50	% (f)	08/20/2051	2,244,293
115,957,341	Government National Mortgage Association, Series 2021-143-IO	0.98	% (c)(f)	10/16/2063	8,889,220
88,197,852	Government National Mortgage Association, Series 2021-144-IO	0.82	% (c)(f)	04/16/2063	6,231,610
70,504,783	Government National Mortgage Association, Series 2021-151-IO	0.92	% (c)(f)	04/16/2063	5,381,806
34,173,023	Government National Mortgage Association, Series 2021-155-IE	3.00	% (f)	09/20/2051	5,138,474
99,992,700	Government National Mortgage Association, Series 2021-155-KI	4.00	% (f)	09/20/2051	16,617,377
44,796,501	Government National Mortgage Association, Series 2021-155-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	2.43	% (f)(g)	09/20/2051	1,281,220

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
46,459,271	Government National Mortgage Association, Series 2021-155-SG (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	09/20/2051	7,632,970
72,125,625	Government National Mortgage Association, Series 2021-158-IV	2.50	% (f)	09/20/2051	11,504,571
90,232,386	Government National Mortgage Association, Series 2021-160-SQ (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 3.00% Cap)	1.88	% (f)(g)	09/20/2051	1,658,760
42,217,433	Government National Mortgage Association, Series 2021-160-WI	2.50	% (f)	09/20/2051	5,454,210
50,668,544	Government National Mortgage Association, Series 2021-160-XI	3.00	% (f)	09/20/2051	7,773,690
96,383,655	Government National Mortgage Association, Series 2021-161-UI	3.00	% (f)	09/20/2051	15,292,221
15,930,672	Government National Mortgage Association, Series 2021-170-IO	0.99	% (c)(f)	05/16/2063	1,279,751
61,302,431	Government National Mortgage Association, Series 2021-175-IU	2.50	% (f)	09/20/2051	8,306,896
55,781,351	Government National Mortgage Association, Series 2021-176-TI	4.00	% (f)	10/20/2051	7,454,190
141,682,448	Government National Mortgage Association, Series 2021-177-IA	2.50	% (f)	10/20/2051	19,894,525
63,894,759	Government National Mortgage Association, Series 2021-180-IO	0.90	% (c)(f)	11/16/2063	5,035,028
74,755,204	Government National Mortgage Association, Series 2021-184-IO	0.90	% (c)(f)	12/16/2061	5,652,996
31,813,989	Government National Mortgage Association, Series 2021-188-IA	3.00	% (f)	10/20/2051	4,703,084
54,018,436	Government National Mortgage Association, Series 2021-191-CI	2.50	% (f)	10/20/2051	8,220,515
33,328,207	Government National Mortgage Association, Series 2021-192-AI	3.00	% (f)	10/20/2051	5,224,633
144,816,294	Government National Mortgage Association, Series 2021-193-SW (-1 x Secured Overnight Financing Rate 30 Day Average + 2.55%, 2.55% Cap)	1.78	% (f)(g)	11/20/2051	2,827,480
83,720,664	Government National Mortgage Association, Series 2021-196-IO	2.50	% (f)	11/20/2051	12,083,755
94,803,246	Government National Mortgage Association, Series 2021-1-EI	2.00	% (f)	01/20/2051	10,089,341
93,929,801	Government National Mortgage Association, Series 2021-200-IO	0.89	% (c)(f)	11/16/2063	7,358,263
29,154,591	Government National Mortgage Association, Series 2021-205-DI	2.50	% (f)	11/20/2051	3,929,150
193,450,177	Government National Mortgage Association, Series 2021-208-IO	0.75	% (c)(f)	06/16/2064	12,978,147
35,568,027	Government National Mortgage Association, Series 2021-20-IO	1.14	% (c)(f)	08/16/2062	2,941,255
188,679,518	Government National Mortgage Association, Series 2021-210-IO	0.99	% (c)(f)	05/16/2062	14,927,022
53,971,080	Government National Mortgage Association, Series 2021-211-IO	0.97	% (c)(f)	01/16/2063	4,247,697
39,119,498	Government National Mortgage Association, Series 2021-213-IH	3.00	% (f)	12/20/2051	6,247,834
10,551,610	Government National Mortgage Association, Series 2021-226-TI	2.50	% (f)	12/20/2051	1,606,305
240,338,052	Government National Mortgage Association, Series 2021-22-IO	0.97	% (c)(f)	05/16/2063	18,415,350
36,463,183	Government National Mortgage Association, Series 2021-24-YD	1.20%		02/20/2051	30,120,211
13,208,319	Government National Mortgage Association, Series 2021-25-EI	2.50	% (f)	02/20/2051	1,668,409
65,114,337	Government National Mortgage Association, Series 2021-2-IO	0.88	% (c)(f)	06/16/2063	4,626,445
24,765,177	Government National Mortgage Association, Series 2021-30-IB	2.50	% (f)	02/20/2051	3,895,399
28,954,906	Government National Mortgage Association, Series 2021-35-IO	0.99	% (c)(f)	12/16/2062	2,294,624
34,573,028	Government National Mortgage Association, Series 2021-40-IO	0.82	% (c)(f)	02/16/2063	2,439,452
627,920,840	Government National Mortgage Association, Series 2021-45-IO	0.82	% (c)(f)	04/16/2063	42,486,066
25,033,713	Government National Mortgage Association, Series 2021-52-IO	0.72	% (c)(f)	04/16/2063	1,630,120
213,206,084	Government National Mortgage Association, Series 2021-60-IO	0.82	% (c)(f)	05/16/2063	14,536,561
186,236,019	Government National Mortgage Association, Series 2021-70-IO	0.72	% (c)(f)	04/16/2063	13,233,485
168,420,535	Government National Mortgage Association, Series 2021-71-IO	0.87	% (c)(f)	10/16/2062	12,033,832
164,969,248	Government National Mortgage Association, Series 2021-72-IO	0.57	% (c)(f)	01/16/2061	9,183,624
114,723,556	Government National Mortgage Association, Series 2021-77-SJ (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (f)(g)	05/20/2051	7,175,477
14,046,490	Government National Mortgage Association, Series 2021-78-IC	4.00	% (f)	05/20/2051	2,137,769
106,651,431	Government National Mortgage Association, Series 2021-7-KI	2.50	% (f)	01/20/2051	14,183,169
61,772,453	Government National Mortgage Association, Series 2021-7-MI	2.50	% (f)	01/20/2051	9,653,725
61,153,926	Government National Mortgage Association, Series 2021-80-IO	0.90	% (c)(f)	12/16/2062	4,787,472

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
322,528,514	Government National Mortgage Association, Series 2021-85-IO	0.68	% (c)(f)	03/16/2063	20,351,646
58,732,149	Government National Mortgage Association, Series 2021-87-ET	2.00%		05/20/2051	53,753,436
52,906,188	Government National Mortgage Association, Series 2021-96-TS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	2.48	% (f)(g)	06/20/2051	1,813,783
39,410,739	Government National Mortgage Association, Series 2021-97-SH (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (f)(g)	06/20/2051	2,479,921
33,219,703	Government National Mortgage Association, Series 2021-98-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	06/20/2051	4,462,751
81,543,955	Government National Mortgage Association, Series 2021-98-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 2.73%, 2.73% Cap)	1.96	% (f)(g)	03/20/2051	1,790,151
10,772,291	Government National Mortgage Association, Series 2021-98-SW (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (f)(g)	06/20/2051	1,442,051
42,822,205	Government National Mortgage Association, Series 2021-99-IO	0.59	% (c)(f)	05/16/2061	2,420,495
69,249,244	Government National Mortgage Association, Series 2021-9-AI	2.00	% (f)	01/20/2051	9,021,175
118,289,701	Government National Mortgage Association, Series 2022-14-IO	0.66	% (c)(f)	12/01/2061	7,233,758
77,168,554	Government National Mortgage Association, Series 2022-21-IO	0.78	% (c)(f)	10/16/2063	5,575,459
28,342,191	Government National Mortgage Association, Series 2022-24-DC	2.00%		11/20/2034	26,418,975
149,130,360	Government National Mortgage Association, Series 2022-27-IO	0.74	% (c)(f)	03/16/2064	10,011,643
96,062,867	Government National Mortgage Association, Series 2022-35-IO	0.55	% (c)(f)	10/16/2063	5,905,839
427,949,824	Government National Mortgage Association, Series 2022-39-IO	0.62	% (c)(f)	01/16/2064	28,545,280
126,166,839	Government National Mortgage Association, Series 2022-42-IO	0.67	% (c)(f)	12/16/2063	8,075,208
68,307,662	Government National Mortgage Association, Series 2022-49-IO	0.76	% (c)(f)	03/16/2064	4,614,770
129,196,897	Government National Mortgage Association, Series 2022-54-IO	0.59	% (c)(f)	10/16/2063	7,559,982
80,866,936	Government National Mortgage Association, Series 2022-62-IO	0.62	% (c)(f)	06/16/2064	5,000,399
214,604,433	Government National Mortgage Association, Series 2022-71-IO	0.55	% (c)(f)	06/16/2064	11,480,972
129,826,926	Government National Mortgage Association, Series 2022-86-IO	0.53	% (c)(f)	10/16/2063	7,196,631
98,932,432	Government National Mortgage Association, Series 2022-8-IO	0.83	% (c)(f)	09/16/2063	7,427,432
67,440,249	Government National Mortgage Association, Series 2022-9-EI	3.00	% (f)	01/20/2052	9,978,965
10,000,000	Seasoned Credit Risk Transfer Trust, Series 2020-2-MT	2.00%		11/25/2059	8,029,738
18,525,058	Seasoned Credit Risk Transfer Trust, Series 2020-2-MT	2.00%		11/25/2059	16,622,073

Total US Government and Agency Mortgage Backed Obligations (Cost $17,520,266,124)					16,010,175,667

US Government and Agency Obligations - 7.0%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	55,212,971
1,360,000,000	United States Treasury Notes	2.38%		05/15/2051	1,148,615,622
1,525,000,000	United States Treasury Notes	2.88%		05/15/2052	1,440,767,570

Total US Government and Agency Obligations (Cost $2,870,190,838)					2,644,596,163

Short Term Investments - 4.4%
554,254,425	First American Government Obligations Fund - Class U	1.31	% (j)		554,254,425
554,254,425	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (j)		554,254,425
554,254,426	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (j)		554,254,426

Total Short Term Investments (Cost $1,662,763,276)					1,662,763,276

Total Investments - 99.6% (Cost $42,143,031,210)					37,877,891,981
Other Assets in Excess of Liabilities - 0.4%					152,912,095

NET ASSETS - 100.0%					$38,030,804,076

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Value determined using significant unobservable inputs.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Interest only security

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(i)	Principal only security

(j)	Seven-day yield as of period end

(k)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(l)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	42.1%
Non-Agency Residential Collateralized Mortgage Obligations	27.2%
Non-Agency Commercial Mortgage Backed Obligations	9.7%
US Government and Agency Obligations	7.0%
Asset Backed Obligations	5.7%
Short Term Investments	4.4%
Collateralized Loan Obligations	3.5%
Other Assets and Liabilities	0.4%

100.0%

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.